UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Michael K. Yeates Wasatch Advisors LP d/b/a Wasatch Global Investors 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 320 S. Canal Street Chicago, IL 60606

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1.	Report to Shareholders.

(a)	Report to Shareholders is filed herewith.

Wasatch Core Growth Fund

Investor Class  WGROX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Core Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$57	1.20%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$2,983,053,687
# of Portfolio Holdings	49
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$17,821,691

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.2%
Everus Construction Group, Inc.	4.1%
Camtek Ltd.	3.3%
Balchem Corp.	3.2%
Fabrinet	3.2%
Standex International Corp.	3.2%
Kadant, Inc.	3.0%
Nova Ltd.	2.9%
Federal Signal Corp.	2.9%
SiteOne Landscape Supply, Inc.	2.8%

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	11.8%
Building Products	7.0%
Semiconductor Materials & Equipment	6.2%
Managed Health Care	5.2%
Application Software	5.2%
Life Sciences Tools & Services	4.6%
Construction & Engineering	4.1%
Broadline Retail	3.7%
Specialty Chemicals	3.2%
Electronic Manufacturing Services	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.6%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Core Growth Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Core Growth Fund

Institutional Class  WIGRX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Core Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$51	1.06%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$2,983,053,687
# of Portfolio Holdings	49
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$17,821,691

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.2%
Everus Construction Group, Inc.	4.1%
Camtek Ltd.	3.3%
Balchem Corp.	3.2%
Fabrinet	3.2%
Standex International Corp.	3.2%
Kadant, Inc.	3.0%
Nova Ltd.	2.9%
Federal Signal Corp.	2.9%
SiteOne Landscape Supply, Inc.	2.8%

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	11.8%
Building Products	7.0%
Semiconductor Materials & Equipment	6.2%
Managed Health Care	5.2%
Application Software	5.2%
Life Sciences Tools & Services	4.6%
Construction & Engineering	4.1%
Broadline Retail	3.7%
Specialty Chemicals	3.2%
Electronic Manufacturing Services	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.6%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Core Growth Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Emerging India Fund

Investor Class  WAINX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Emerging India Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$75	1.65%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$196,742,045
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,264,832

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Max Healthcare Institute Ltd.	11.4%
Five-Star Business Finance Ltd.	8.9%
Divi's Laboratories Ltd.	7.8%
AU Small Finance Bank Ltd.	7.2%
Bajaj Finance Ltd.	7.0%
Kfin Technologies Ltd.	5.6%
Aditya Vision Ltd.	4.7%
Elgi Equipments Ltd.	4.6%
Cartrade Tech Ltd.	4.3%
Medi Assist Healthcare Services Ltd.	4.2%

Top 10 Industries (%)

Table Summary
Industry	Value
Consumer Finance	20.0%
Health Care Facilities	11.4%
Asset Management & Custody Banks	8.2%
Life Sciences Tools & Services	7.8%
Regional Banks	7.2%
Diversified Banks	5.9%
Building Products	5.5%
Pharmaceuticals	5.2%
Computer & Electronics Retail	4.7%
Industrial Machinery & Supplies & Components	4.6%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	110.0%
Other Assets and Liabilities, Net	(10.0%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging India Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Emerging India Fund

Institutional Class  WIINX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Emerging India Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$68	1.50%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$196,742,045
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,264,832

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Max Healthcare Institute Ltd.	11.4%
Five-Star Business Finance Ltd.	8.9%
Divi's Laboratories Ltd.	7.8%
AU Small Finance Bank Ltd.	7.2%
Bajaj Finance Ltd.	7.0%
Kfin Technologies Ltd.	5.6%
Aditya Vision Ltd.	4.7%
Elgi Equipments Ltd.	4.6%
Cartrade Tech Ltd.	4.3%
Medi Assist Healthcare Services Ltd.	4.2%

Top 10 Industries (%)

Table Summary
Industry	Value
Consumer Finance	20.0%
Health Care Facilities	11.4%
Asset Management & Custody Banks	8.2%
Life Sciences Tools & Services	7.8%
Regional Banks	7.2%
Diversified Banks	5.9%
Building Products	5.5%
Pharmaceuticals	5.2%
Computer & Electronics Retail	4.7%
Industrial Machinery & Supplies & Components	4.6%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	110.0%
Other Assets and Liabilities, Net	(10.0%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging India Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Emerging Markets Select Fund

Investor Class  WAESX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$75	1.53%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$163,888,692
# of Portfolio Holdings	37
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,170,720

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
MercadoLibre, Inc.	6.8%
WEG SA	6.6%
Bajaj Finance Ltd.	6.2%
Chroma ATE, Inc.	5.7%
Divi's Laboratories Ltd.	5.1%
ASPEED Technology, Inc.	4.9%
Max Healthcare Institute Ltd.	4.5%
Asia Vital Components Co. Ltd.	4.2%
NU Holdings Ltd., Class A	4.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.0%

Top 10 Industries (%)

Table Summary
Industry	Value
Broadline Retail	10.6%
Consumer Finance	10.0%
Semiconductors	9.2%
Electrical Components & Equipment	8.6%
Electronic Equipment & Instruments	7.4%
Diversified Banks	6.3%
Airport Services	6.2%
Life Sciences Tools & Services	5.1%
Semiconductor Materials & Equipment	4.5%
Health Care Facilities	4.5%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	102.2%
Other Assets and Liabilities, Net	(2.2%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Emerging Markets Select Fund

Institutional Class  WIESX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$61	1.25%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$163,888,692
# of Portfolio Holdings	37
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,170,720

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
MercadoLibre, Inc.	6.8%
WEG SA	6.6%
Bajaj Finance Ltd.	6.2%
Chroma ATE, Inc.	5.7%
Divi's Laboratories Ltd.	5.1%
ASPEED Technology, Inc.	4.9%
Max Healthcare Institute Ltd.	4.5%
Asia Vital Components Co. Ltd.	4.2%
NU Holdings Ltd., Class A	4.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.0%

Top 10 Industries (%)

Table Summary
Industry	Value
Broadline Retail	10.6%
Consumer Finance	10.0%
Semiconductors	9.2%
Electrical Components & Equipment	8.6%
Electronic Equipment & Instruments	7.4%
Diversified Banks	6.3%
Airport Services	6.2%
Life Sciences Tools & Services	5.1%
Semiconductor Materials & Equipment	4.5%
Health Care Facilities	4.5%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	102.2%
Other Assets and Liabilities, Net	(2.2%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Emerging Markets Small Cap Fund

Investor Class  WAEMX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$105	2.02%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$95,135,608
# of Portfolio Holdings	51
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,082,402

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Chroma ATE, Inc.	6.1%
ASPEED Technology, Inc.	4.8%
Accton Technology Corp.	3.9%
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	3.7%
AU Small Finance Bank Ltd.	3.7%
Discovery Ltd.	3.3%
United Integrated Services Co. Ltd.	3.2%
Electrical Industries Co.	3.0%
Inter & Co., Inc., Class A	2.9%
Benefit Systems SA	2.9%

Top 10 Industries (%)

Table Summary
Industry	Value
Electrical Components & Equipment	10.4%
Diversified Banks	9.8%
Electronic Equipment & Instruments	8.3%
Semiconductors	7.6%
Semiconductor Materials & Equipment	4.9%
Technology Hardware, Storage & Peripherals	4.3%
Communications Equipment	3.9%
Regional Banks	3.7%
Pharmaceuticals	3.3%
Life & Health Insurance	3.3%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.9%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50%.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Emerging Markets Small Cap Fund

Institutional Class  WIEMX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$97	1.86%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$95,135,608
# of Portfolio Holdings	51
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,082,402

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Chroma ATE, Inc.	6.1%
ASPEED Technology, Inc.	4.8%
Accton Technology Corp.	3.9%
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	3.7%
AU Small Finance Bank Ltd.	3.7%
Discovery Ltd.	3.3%
United Integrated Services Co. Ltd.	3.2%
Electrical Industries Co.	3.0%
Inter & Co., Inc., Class A	2.9%
Benefit Systems SA	2.9%

Top 10 Industries (%)

Table Summary
Industry	Value
Electrical Components & Equipment	10.4%
Diversified Banks	9.8%
Electronic Equipment & Instruments	8.3%
Semiconductors	7.6%
Semiconductor Materials & Equipment	4.9%
Technology Hardware, Storage & Peripherals	4.3%
Communications Equipment	3.9%
Regional Banks	3.7%
Pharmaceuticals	3.3%
Life & Health Insurance	3.3%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.9%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50% and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Institutional Class Shares from 1.80% to 1.75% through at least January 31, 2027.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Frontier Emerging Small Countries Fund

Investor Class  WAFMX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$101	2.11%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$25,230,966
# of Portfolio Holdings	34
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$177,368

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
International Container Terminal Services, Inc.	6.2%
NU Holdings Ltd., Class A	5.8%
FPT Digital Retail JSC	5.4%
Banca Transilvania SA	5.3%
Georgia Capital PLC	5.2%
Military Commercial Joint Stock Bank	5.0%
MercadoLibre, Inc.	4.8%
Electrical Industries Co.	4.7%
Bajaj Finance Ltd.	4.6%
Cholamandalam Investment & Finance Co. Ltd.	4.5%

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	27.4%
Consumer Finance	9.0%
Broadline Retail	6.6%
Electrical Components & Equipment	6.5%
Semiconductor Materials & Equipment	6.3%
Marine Ports & Services	6.2%
Computer & Electronics Retail	5.4%
Asset Management & Custody Banks	5.2%
Life & Health Insurance	3.8%
Aerospace & Defense	3.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	102.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Investor Class Shares from 2.15% to 1.95% through at least January 31, 2027.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Frontier Emerging Small Countries Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Frontier Emerging Small Countries Fund

Institutional Class  WIFMX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$92	1.91%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$25,230,966
# of Portfolio Holdings	34
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$177,368

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
International Container Terminal Services, Inc.	6.2%
NU Holdings Ltd., Class A	5.8%
FPT Digital Retail JSC	5.4%
Banca Transilvania SA	5.3%
Georgia Capital PLC	5.2%
Military Commercial Joint Stock Bank	5.0%
MercadoLibre, Inc.	4.8%
Electrical Industries Co.	4.7%
Bajaj Finance Ltd.	4.6%
Cholamandalam Investment & Finance Co. Ltd.	4.5%

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	27.4%
Consumer Finance	9.0%
Broadline Retail	6.6%
Electrical Components & Equipment	6.5%
Semiconductor Materials & Equipment	6.3%
Marine Ports & Services	6.2%
Computer & Electronics Retail	5.4%
Asset Management & Custody Banks	5.2%
Life & Health Insurance	3.8%
Aerospace & Defense	3.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	102.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Institutional Class Shares from 1.95% to 1.75% through at least January 31, 2027.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Frontier Emerging Small Countries Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Global Opportunities Fund

Investor Class  WAGOX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Global Opportunities Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$74	1.54%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$135,943,715
# of Portfolio Holdings	67
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$968,958

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	3.9%
ASPEED Technology, Inc.	3.9%
AU Small Finance Bank Ltd.	3.5%
Ensign Group, Inc.	2.9%
MonotaRO Co. Ltd.	2.8%
Diploma PLC	2.6%
RBC Bearings, Inc.	2.5%
Nova Ltd.	2.4%
Balchem Corp.	2.3%
Standex International Corp.	2.2%

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	7.0%
Industrial Machinery & Supplies & Components	6.6%
Semiconductors	6.5%
Regional Banks	5.5%
Application Software	5.1%
Health Care Facilities	5.1%
Building Products	4.7%
Semiconductor Materials & Equipment	4.3%
Life Sciences Tools & Services	3.9%
Managed Health Care	3.9%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Global Opportunities Fund

Institutional Class  WIGOX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Global Opportunities Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$66	1.37%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$135,943,715
# of Portfolio Holdings	67
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$968,958

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	3.9%
ASPEED Technology, Inc.	3.9%
AU Small Finance Bank Ltd.	3.5%
Ensign Group, Inc.	2.9%
MonotaRO Co. Ltd.	2.8%
Diploma PLC	2.6%
RBC Bearings, Inc.	2.5%
Nova Ltd.	2.4%
Balchem Corp.	2.3%
Standex International Corp.	2.2%

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	7.0%
Industrial Machinery & Supplies & Components	6.6%
Semiconductors	6.5%
Regional Banks	5.5%
Application Software	5.1%
Health Care Facilities	5.1%
Building Products	4.7%
Semiconductor Materials & Equipment	4.3%
Life Sciences Tools & Services	3.9%
Managed Health Care	3.9%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Global Select Fund

Investor Class  WAGSX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$64	1.36%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$11,457,644
# of Portfolio Holdings	32
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
RBC Bearings, Inc.	6.0%
ASPEED Technology, Inc.	5.0%
Halma PLC	4.9%
UL Solutions, Inc., Class A	4.6%
Monolithic Power Systems, Inc.	4.4%
WEG SA	4.3%
HealthEquity, Inc.	4.3%
ASM International NV	4.1%
Dollarama, Inc.	4.0%
Definity Financial Corp.	3.9%

Top 10 Industries (%)

Table Summary
Industry	Value
Semiconductors	9.4%
Application Software	7.3%
Research & Consulting Services	6.7%
Industrial Machinery & Supplies & Components	6.0%
Aerospace & Defense	5.9%
Broadline Retail	5.9%
Trading Companies & Distributors	5.0%
Electronic Equipment & Instruments	4.9%
Electrical Components & Equipment	4.3%
Managed Health Care	4.3%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.2%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Global Select Fund

Institutional Class  WGGSX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$45	0.96%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$11,457,644
# of Portfolio Holdings	32
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
RBC Bearings, Inc.	6.0%
ASPEED Technology, Inc.	5.0%
Halma PLC	4.9%
UL Solutions, Inc., Class A	4.6%
Monolithic Power Systems, Inc.	4.4%
WEG SA	4.3%
HealthEquity, Inc.	4.3%
ASM International NV	4.1%
Dollarama, Inc.	4.0%
Definity Financial Corp.	3.9%

Top 10 Industries (%)

Table Summary
Industry	Value
Semiconductors	9.4%
Application Software	7.3%
Research & Consulting Services	6.7%
Industrial Machinery & Supplies & Components	6.0%
Aerospace & Defense	5.9%
Broadline Retail	5.9%
Trading Companies & Distributors	5.0%
Electronic Equipment & Instruments	4.9%
Electrical Components & Equipment	4.3%
Managed Health Care	4.3%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.2%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Global Small Cap Value Fund

Investor Class  WACVX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Global Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$74	1.50%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$6,791,811
# of Portfolio Holdings	70
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Plover Bay Technologies Ltd.	4.1%
Tasmea Ltd.	3.1%
Elmos Semiconductor SE	2.5%
Riverstone Holdings Ltd.	2.4%
FRP Advisory Group PLC	2.2%
Saia, Inc.	2.1%
ULS Group, Inc.	2.1%
Axogen, Inc.	2.1%
Hill & Smith PLC	2.1%
BayCurrent, Inc.	2.0%

Top 10 Industries (%)

Table Summary
Industry	Value
Investment Banking & Brokerage	8.9%
Trading Companies & Distributors	8.1%
IT Consulting & Other Services	5.8%
Construction & Engineering	5.7%
Research & Consulting Services	5.2%
Semiconductors	4.8%
Communications Equipment	4.1%
Regional Banks	3.7%
Asset Management & Custody Banks	3.6%
Health Care Equipment	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Small Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Global Small Cap Value Fund

Institutional Class  WGCVX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Global Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$54	1.10%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$6,791,811
# of Portfolio Holdings	70
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Plover Bay Technologies Ltd.	4.1%
Tasmea Ltd.	3.1%
Elmos Semiconductor SE	2.5%
Riverstone Holdings Ltd.	2.4%
FRP Advisory Group PLC	2.2%
Saia, Inc.	2.1%
ULS Group, Inc.	2.1%
Axogen, Inc.	2.1%
Hill & Smith PLC	2.1%
BayCurrent, Inc.	2.0%

Top 10 Industries (%)

Table Summary
Industry	Value
Investment Banking & Brokerage	8.9%
Trading Companies & Distributors	8.1%
IT Consulting & Other Services	5.8%
Construction & Engineering	5.7%
Research & Consulting Services	5.2%
Semiconductors	4.8%
Communications Equipment	4.1%
Regional Banks	3.7%
Asset Management & Custody Banks	3.6%
Health Care Equipment	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Small Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Global Value Fund

Investor Class  FMIEX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Global Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$58	1.10%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$161,261,418
# of Portfolio Holdings	39
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$637,183

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
TotalEnergies SE	4.4%
Johnson & Johnson	4.4%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.6%
Novartis AG	3.4%
Exelon Corp.	3.3%
KT&G Corp.	3.3%
Duke Energy Corp.	3.2%
Chevron Corp.	3.1%
United Overseas Bank Ltd.	2.9%

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	16.1%
Pharmaceuticals	10.5%
Integrated Oil & Gas	10.4%
Integrated Telecommunication Services	6.7%
Electric Utilities	6.5%
Tobacco	3.3%
Rail Transportation	2.7%
Multi-Line Insurance	2.7%
Food Retail	2.6%
Retail REITs	2.6%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Global Value Fund

Institutional Class  WILCX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Global Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$50	0.95%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$161,261,418
# of Portfolio Holdings	39
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$637,183

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
TotalEnergies SE	4.4%
Johnson & Johnson	4.4%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.6%
Novartis AG	3.4%
Exelon Corp.	3.3%
KT&G Corp.	3.3%
Duke Energy Corp.	3.2%
Chevron Corp.	3.1%
United Overseas Bank Ltd.	2.9%

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	16.1%
Pharmaceuticals	10.5%
Integrated Oil & Gas	10.4%
Integrated Telecommunication Services	6.7%
Electric Utilities	6.5%
Tobacco	3.3%
Rail Transportation	2.7%
Multi-Line Insurance	2.7%
Food Retail	2.6%
Retail REITs	2.6%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch International Growth Fund

Investor Class  WAIGX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch International Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$71	1.51%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$149,920,688
# of Portfolio Holdings	63
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,102,238

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
OEM International AB, Class B	4.0%
Definity Financial Corp.	3.1%
Lottomatica Group SpA	3.1%
Carel Industries SpA	3.0%
MonotaRO Co. Ltd.	3.0%
Diploma PLC	2.9%
Halma PLC	2.8%
AJ Bell PLC	2.7%
Inter & Co., Inc., Class A	2.6%
Kardex Holding AG	2.4%

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	10.9%
Electronic Equipment & Instruments	5.9%
Investment Banking & Brokerage	5.5%
Electrical Components & Equipment	4.3%
Semiconductor Materials & Equipment	4.1%
Property & Casualty Insurance	3.6%
Industrial Machinery & Supplies & Components	3.4%
Aerospace & Defense	3.3%
Regional Banks	3.2%
Casinos & Gaming	3.1%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.3%
Other Assets and Liabilities, Net	3.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Growth Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch International Growth Fund

Institutional Class  WIIGX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch International Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$64	1.36%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$149,920,688
# of Portfolio Holdings	63
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,102,238

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
OEM International AB, Class B	4.0%
Definity Financial Corp.	3.1%
Lottomatica Group SpA	3.1%
Carel Industries SpA	3.0%
MonotaRO Co. Ltd.	3.0%
Diploma PLC	2.9%
Halma PLC	2.8%
AJ Bell PLC	2.7%
Inter & Co., Inc., Class A	2.6%
Kardex Holding AG	2.4%

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	10.9%
Electronic Equipment & Instruments	5.9%
Investment Banking & Brokerage	5.5%
Electrical Components & Equipment	4.3%
Semiconductor Materials & Equipment	4.1%
Property & Casualty Insurance	3.6%
Industrial Machinery & Supplies & Components	3.4%
Aerospace & Defense	3.3%
Regional Banks	3.2%
Casinos & Gaming	3.1%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.3%
Other Assets and Liabilities, Net	3.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Growth Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch International Opportunities Fund

Investor Class  WAIOX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch International Opportunities Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$107	2.29%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$26,266,282
# of Portfolio Holdings	51
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$255,913

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Elmos Semiconductor SE	4.4%
AZOOM Co. Ltd.	3.7%
Japan Elevator Service Holdings Co. Ltd.	3.5%
Plover Bay Technologies Ltd.	3.4%
Sarantis SA	3.3%
Supply Network Ltd.	3.2%
Vijaya Diagnostic Centre Ltd.	3.1%
Nayax Ltd.	3.1%
ASTA Energy Solutions AG	3.1%
KRN Heat Exchanger & Refrigeration Ltd.	2.5%

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Support Services	7.5%
Electronic Equipment & Instruments	6.8%
Investment Banking & Brokerage	6.0%
Asset Management & Custody Banks	5.1%
Health Care Services	4.8%
Semiconductors	4.4%
Real Estate Services	3.7%
Construction & Engineering	3.6%
Application Software	3.5%
Research & Consulting Services	3.4%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	97.9%
Other Assets and Liabilities, Net	2.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.75% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Investor Class Shares from 2.25% to 1.95% through at least January 31, 2027.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch International Opportunities Fund

Institutional Class  WIIOX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch International Opportunities Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$95	2.02%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$26,266,282
# of Portfolio Holdings	51
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$255,913

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Elmos Semiconductor SE	4.4%
AZOOM Co. Ltd.	3.7%
Japan Elevator Service Holdings Co. Ltd.	3.5%
Plover Bay Technologies Ltd.	3.4%
Sarantis SA	3.3%
Supply Network Ltd.	3.2%
Vijaya Diagnostic Centre Ltd.	3.1%
Nayax Ltd.	3.1%
ASTA Energy Solutions AG	3.1%
KRN Heat Exchanger & Refrigeration Ltd.	2.5%

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Support Services	7.5%
Electronic Equipment & Instruments	6.8%
Investment Banking & Brokerage	6.0%
Asset Management & Custody Banks	5.1%
Health Care Services	4.8%
Semiconductors	4.4%
Real Estate Services	3.7%
Construction & Engineering	3.6%
Application Software	3.5%
Research & Consulting Services	3.4%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	97.9%
Other Assets and Liabilities, Net	2.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.75% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Institutional Class Shares from 1.95% to 1.75% through at least January 31, 2027.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Opportunities Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch International Select Fund

Investor Class  WAISX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch International Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$61	1.30%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$4,008,136
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Lottomatica Group SpA	5.0%
Halma PLC	5.0%
Kraftia Corp.	4.8%
Kongsberg Gruppen ASA	4.7%
BAE Systems PLC	4.2%
TechnipFMC PLC	4.1%
Coca-Cola HBC AG, Class DI	4.0%
Sumitomo Realty & Development Co. Ltd.	3.9%
Jumbo SA	3.9%
Definity Financial Corp.	3.8%

Top 10 Industries (%)

Table Summary
Industry	Value
Aerospace & Defense	8.8%
Construction & Engineering	7.9%
Semiconductor Materials & Equipment	6.1%
Casinos & Gaming	5.0%
Electronic Equipment & Instruments	5.0%
Trading Companies & Distributors	4.5%
Electrical Components & Equipment	4.1%
Oil & Gas Equipment & Services	4.1%
Soft Drinks & Non-Alcoholic Beverages	4.0%
Diversified Real Estate Activities	3.9%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.6%
Other Assets and Liabilities, Net	3.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch International Select Fund

Institutional Class  WGISX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch International Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$42	0.90%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$4,008,136
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Lottomatica Group SpA	5.0%
Halma PLC	5.0%
Kraftia Corp.	4.8%
Kongsberg Gruppen ASA	4.7%
BAE Systems PLC	4.2%
TechnipFMC PLC	4.1%
Coca-Cola HBC AG, Class DI	4.0%
Sumitomo Realty & Development Co. Ltd.	3.9%
Jumbo SA	3.9%
Definity Financial Corp.	3.8%

Top 10 Industries (%)

Table Summary
Industry	Value
Aerospace & Defense	8.8%
Construction & Engineering	7.9%
Semiconductor Materials & Equipment	6.1%
Casinos & Gaming	5.0%
Electronic Equipment & Instruments	5.0%
Trading Companies & Distributors	4.5%
Electrical Components & Equipment	4.1%
Oil & Gas Equipment & Services	4.1%
Soft Drinks & Non-Alcoholic Beverages	4.0%
Diversified Real Estate Activities	3.9%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.6%
Other Assets and Liabilities, Net	3.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch International Small Cap Value Fund

Investor Class  WASVX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch International Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$73	1.50%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$4,265,720
# of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Plover Bay Technologies Ltd.	5.9%
Tasmea Ltd.	4.4%
Elmos Semiconductor SE	3.6%
FRP Advisory Group PLC	3.2%
Riverstone Holdings Ltd.	3.0%
BayCurrent, Inc.	2.8%
Marex Group PLC	2.8%
Hill & Smith PLC	2.8%
R&S Group Holding AG	2.6%
ULS Group, Inc.	2.6%

Top 10 Industries (%)

Table Summary
Industry	Value
Investment Banking & Brokerage	8.5%
Semiconductors	6.8%
Trading Companies & Distributors	6.7%
IT Consulting & Other Services	6.4%
Communications Equipment	5.9%
Construction & Engineering	5.9%
Research & Consulting Services	5.2%
Electronic Equipment & Instruments	3.6%
Asset Management & Custody Banks	3.5%
Electrical Components & Equipment	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	93.8%
Other Assets and Liabilities, Net	6.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Small Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch International Small Cap Value Fund

Institutional Class  WGSVX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch International Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$53	1.10%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$4,265,720
# of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Plover Bay Technologies Ltd.	5.9%
Tasmea Ltd.	4.4%
Elmos Semiconductor SE	3.6%
FRP Advisory Group PLC	3.2%
Riverstone Holdings Ltd.	3.0%
BayCurrent, Inc.	2.8%
Marex Group PLC	2.8%
Hill & Smith PLC	2.8%
R&S Group Holding AG	2.6%
ULS Group, Inc.	2.6%

Top 10 Industries (%)

Table Summary
Industry	Value
Investment Banking & Brokerage	8.5%
Semiconductors	6.8%
Trading Companies & Distributors	6.7%
IT Consulting & Other Services	6.4%
Communications Equipment	5.9%
Construction & Engineering	5.9%
Research & Consulting Services	5.2%
Electronic Equipment & Instruments	3.6%
Asset Management & Custody Banks	3.5%
Electrical Components & Equipment	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	93.8%
Other Assets and Liabilities, Net	6.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Small Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch International Value Fund

Investor Class  WAIVX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch International Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$56	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$17,714,910
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
TotalEnergies SE	3.8%
ING Groep NV	3.6%
Nordea Bank Abp	3.5%
HSBC Holdings PLC	3.5%
AXA SA	3.4%
National Grid PLC	3.4%
Eni SpA	3.2%
Deutsche Telekom AG	3.1%
Sino Land Co. Ltd.	3.0%
Naturgy Energy Group SA	3.0%

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	21.4%
Integrated Oil & Gas	11.8%
Pharmaceuticals	9.1%
Multi-Utilities	5.9%
Tobacco	4.9%
Integrated Telecommunication Services	4.7%
Multi-Line Insurance	3.4%
Real Estate Development	3.0%
Gas Utilities	3.0%
Reinsurance	2.8%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch International Value Fund

Institutional Class  WGIVX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch International Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$48	0.90%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$17,714,910
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
TotalEnergies SE	3.8%
ING Groep NV	3.6%
Nordea Bank Abp	3.5%
HSBC Holdings PLC	3.5%
AXA SA	3.4%
National Grid PLC	3.4%
Eni SpA	3.2%
Deutsche Telekom AG	3.1%
Sino Land Co. Ltd.	3.0%
Naturgy Energy Group SA	3.0%

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	21.4%
Integrated Oil & Gas	11.8%
Pharmaceuticals	9.1%
Multi-Utilities	5.9%
Tobacco	4.9%
Integrated Telecommunication Services	4.7%
Multi-Line Insurance	3.4%
Real Estate Development	3.0%
Gas Utilities	3.0%
Reinsurance	2.8%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Long/Short Alpha Fund

Investor Class  WALSX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$125	2.48%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$35,662,215
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$223,520

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.5%
RBC Bearings, Inc.	4.9%
Ensign Group, Inc.	4.6%
Kadant, Inc.	4.5%
UL Solutions, Inc., Class A	4.4%
Bank OZK	4.1%
Medpace Holdings, Inc.	4.0%
Fabrinet	3.8%
Everus Construction Group, Inc.	3.7%
Monolithic Power Systems, Inc.	3.7%

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	9.5%
Application Software	8.3%
Health Care Services	7.1%
Research & Consulting Services	6.9%
Managed Health Care	5.5%
Construction Machinery & Heavy Transportation Equipment	4.8%
Health Care Facilities	4.7%
Transaction & Payment Processing Services	4.3%
Regional Banks	4.1%
Life Sciences Tools & Services	4.0%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	127.2%
Warrants	0.0%
Other Assets and Liabilities, Net	(27.2%)
Total	100.0%

All tables above exclude securities sold short.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Long/Short Alpha Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Long/Short Alpha Fund

Institutional Class  WGLSX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$112	2.23%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$35,662,215
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$223,520

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.5%
RBC Bearings, Inc.	4.9%
Ensign Group, Inc.	4.6%
Kadant, Inc.	4.5%
UL Solutions, Inc., Class A	4.4%
Bank OZK	4.1%
Medpace Holdings, Inc.	4.0%
Fabrinet	3.8%
Everus Construction Group, Inc.	3.7%
Monolithic Power Systems, Inc.	3.7%

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	9.5%
Application Software	8.3%
Health Care Services	7.1%
Research & Consulting Services	6.9%
Managed Health Care	5.5%
Construction Machinery & Heavy Transportation Equipment	4.8%
Health Care Facilities	4.7%
Transaction & Payment Processing Services	4.3%
Regional Banks	4.1%
Life Sciences Tools & Services	4.0%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	127.2%
Warrants	0.0%
Other Assets and Liabilities, Net	(27.2%)
Total	100.0%

All tables above exclude securities sold short.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Long/Short Alpha Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Micro Cap Fund

Investor Class  WMICX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$82	1.66%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$560,235,228
# of Portfolio Holdings	59
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$4,559,500

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Esquire Financial Holdings, Inc.	4.4%
NPK International, Inc.	3.5%
Mama's Creations, Inc.	2.9%
Standex International Corp.	2.9%
Universal Technical Institute, Inc.	2.9%
Lincoln Educational Services Corp.	2.7%
Willdan Group, Inc.	2.7%
XPEL, Inc.	2.7%
Pennant Group, Inc.	2.6%
Red Violet, Inc.	2.6%

Top 10 Industries (%)

Table Summary
Industry	Value
Electronic Equipment & Instruments	7.6%
Aerospace & Defense	6.4%
Packaged Foods & Meats	6.1%
Construction & Engineering	5.8%
Education Services	5.6%
Research & Consulting Services	5.2%
Regional Banks	4.4%
Application Software	3.9%
Health Care Services	3.9%
Pharmaceuticals	3.8%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	95.7%
Preferred Stocks	1.4%
Warrants	0.0%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Micro Cap Fund

Institutional Class  WGICX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$79	1.60%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$560,235,228
# of Portfolio Holdings	59
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$4,559,500

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Esquire Financial Holdings, Inc.	4.4%
NPK International, Inc.	3.5%
Mama's Creations, Inc.	2.9%
Standex International Corp.	2.9%
Universal Technical Institute, Inc.	2.9%
Lincoln Educational Services Corp.	2.7%
Willdan Group, Inc.	2.7%
XPEL, Inc.	2.7%
Pennant Group, Inc.	2.6%
Red Violet, Inc.	2.6%

Top 10 Industries (%)

Table Summary
Industry	Value
Electronic Equipment & Instruments	7.6%
Aerospace & Defense	6.4%
Packaged Foods & Meats	6.1%
Construction & Engineering	5.8%
Education Services	5.6%
Research & Consulting Services	5.2%
Regional Banks	4.4%
Application Software	3.9%
Health Care Services	3.9%
Pharmaceuticals	3.8%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	95.7%
Preferred Stocks	1.4%
Warrants	0.0%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Micro Cap Value Fund

Investor Class  WAMVX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$83	1.68%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$317,844,203
# of Portfolio Holdings	61
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,580,189

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Digi International, Inc.	3.5%
NPK International, Inc.	3.5%
DXP Enterprises, Inc.	2.9%
Red Violet, Inc.	2.9%
Standex International Corp.	2.8%
Lincoln Educational Services Corp.	2.8%
Chefs' Warehouse, Inc.	2.7%
Mama's Creations, Inc.	2.6%
Axogen, Inc.	2.5%
Bel Fuse, Inc., Class B	2.5%

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	8.1%
Construction & Engineering	7.1%
Regional Banks	5.7%
Property & Casualty Insurance	5.3%
Research & Consulting Services	5.1%
Electronic Equipment & Instruments	4.7%
Application Software	4.6%
Investment Banking & Brokerage	4.3%
Aerospace & Defense	4.3%
Packaged Foods & Meats	4.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Micro Cap Value Fund

Institutional Class  WGMVX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$79	1.60%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$317,844,203
# of Portfolio Holdings	61
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,580,189

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Digi International, Inc.	3.5%
NPK International, Inc.	3.5%
DXP Enterprises, Inc.	2.9%
Red Violet, Inc.	2.9%
Standex International Corp.	2.8%
Lincoln Educational Services Corp.	2.8%
Chefs' Warehouse, Inc.	2.7%
Mama's Creations, Inc.	2.6%
Axogen, Inc.	2.5%
Bel Fuse, Inc., Class B	2.5%

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	8.1%
Construction & Engineering	7.1%
Regional Banks	5.7%
Property & Casualty Insurance	5.3%
Research & Consulting Services	5.1%
Electronic Equipment & Instruments	4.7%
Application Software	4.6%
Investment Banking & Brokerage	4.3%
Aerospace & Defense	4.3%
Packaged Foods & Meats	4.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Small Cap Growth Fund

Investor Class  WAAEX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$56	1.17%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$1,196,653,924
# of Portfolio Holdings	43
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$7,156,589

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	4.8%
RBC Bearings, Inc.	4.4%
Ensign Group, Inc.	4.4%
SiteOne Landscape Supply, Inc.	4.3%
Medpace Holdings, Inc.	3.6%
Camtek Ltd.	3.4%
Fabrinet	3.3%
PJT Partners, Inc., Class A	3.3%
Nova Ltd.	3.2%
Everus Construction Group, Inc.	3.1%

Top 10 Industries (%)

Table Summary
Industry	Value
Construction & Engineering	8.1%
Semiconductor Materials & Equipment	6.6%
Broadline Retail	6.5%
Application Software	6.2%
Health Care Services	5.2%
Managed Health Care	4.8%
Transaction & Payment Processing Services	4.6%
Life Sciences Tools & Services	4.6%
Industrial Machinery & Supplies & Components	4.4%
Health Care Facilities	4.4%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	98.4%
Preferred Stocks	1.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Growth Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Small Cap Growth Fund

Institutional Class  WIAEX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$50	1.06%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$1,196,653,924
# of Portfolio Holdings	43
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$7,156,589

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	4.8%
RBC Bearings, Inc.	4.4%
Ensign Group, Inc.	4.4%
SiteOne Landscape Supply, Inc.	4.3%
Medpace Holdings, Inc.	3.6%
Camtek Ltd.	3.4%
Fabrinet	3.3%
PJT Partners, Inc., Class A	3.3%
Nova Ltd.	3.2%
Everus Construction Group, Inc.	3.1%

Top 10 Industries (%)

Table Summary
Industry	Value
Construction & Engineering	8.1%
Semiconductor Materials & Equipment	6.6%
Broadline Retail	6.5%
Application Software	6.2%
Health Care Services	5.2%
Managed Health Care	4.8%
Transaction & Payment Processing Services	4.6%
Life Sciences Tools & Services	4.6%
Industrial Machinery & Supplies & Components	4.4%
Health Care Facilities	4.4%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	98.4%
Preferred Stocks	1.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Growth Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Small Cap Value Fund

Investor Class  WMCVX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$58	1.18%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$1,316,020,187
# of Portfolio Holdings	57
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$7,077,184

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Kadant, Inc.	3.0%
Bank OZK	2.9%
Allison Transmission Holdings, Inc.	2.8%
Medpace Holdings, Inc.	2.7%
Moelis & Co., Class A	2.7%
CTS Corp.	2.6%
HealthEquity, Inc.	2.5%
UFP Industries, Inc.	2.5%
Standex International Corp.	2.5%
Ensign Group, Inc.	2.4%

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	11.0%
Regional Banks	6.7%
Building Products	5.8%
Asset Management & Custody Banks	5.0%
Electronic Manufacturing Services	4.2%
Construction Machinery & Heavy Transportation Equipment	4.0%
Semiconductor Materials & Equipment	3.6%
Education Services	3.4%
Specialized Consumer Services	3.1%
Life Sciences Tools & Services	2.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Small Cap Value Fund

Institutional Class  WICVX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$52	1.06%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$1,316,020,187
# of Portfolio Holdings	57
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$7,077,184

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
Kadant, Inc.	3.0%
Bank OZK	2.9%
Allison Transmission Holdings, Inc.	2.8%
Medpace Holdings, Inc.	2.7%
Moelis & Co., Class A	2.7%
CTS Corp.	2.6%
HealthEquity, Inc.	2.5%
UFP Industries, Inc.	2.5%
Standex International Corp.	2.5%
Ensign Group, Inc.	2.4%

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	11.0%
Regional Banks	6.7%
Building Products	5.8%
Asset Management & Custody Banks	5.0%
Electronic Manufacturing Services	4.2%
Construction Machinery & Heavy Transportation Equipment	4.0%
Semiconductor Materials & Equipment	3.6%
Education Services	3.4%
Specialized Consumer Services	3.1%
Life Sciences Tools & Services	2.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Value Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch Ultra Growth Fund

Investor Class  WAMCX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Ultra Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$63	1.26%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$402,124,934
# of Portfolio Holdings	54
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,329,184

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	4.7%
Freshpet, Inc.	4.5%
PDF Solutions, Inc.	3.9%
RBC Bearings, Inc.	3.8%
Casella Waste Systems, Inc., Class A	3.5%
Kulicke & Soffa Industries, Inc.	3.0%
Johnnie-O Holdings, Inc., 0.00%	2.9%
Fabrinet	2.9%
JFrog Ltd.	2.7%
Camtek Ltd.	2.6%

Top 10 Industries (%)

Table Summary
Industry	Value
Semiconductor Materials & Equipment	13.2%
Biotechnology	10.3%
Health Care Equipment	7.7%
Pharmaceuticals	5.5%
Managed Health Care	4.7%
Packaged Foods & Meats	4.5%
Broadline Retail	4.3%
Application Software	4.1%
Industrial Machinery & Supplies & Components	3.8%
Transaction & Payment Processing Services	3.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	95.3%
Preferred Stocks	2.9%
Warrants	0.5%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Ultra Growth Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch Ultra Growth Fund

Institutional Class  WGMCX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch Ultra Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$53	1.06%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$402,124,934
# of Portfolio Holdings	54
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,329,184

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	4.7%
Freshpet, Inc.	4.5%
PDF Solutions, Inc.	3.9%
RBC Bearings, Inc.	3.8%
Casella Waste Systems, Inc., Class A	3.5%
Kulicke & Soffa Industries, Inc.	3.0%
Johnnie-O Holdings, Inc., 0.00%	2.9%
Fabrinet	2.9%
JFrog Ltd.	2.7%
Camtek Ltd.	2.6%

Top 10 Industries (%)

Table Summary
Industry	Value
Semiconductor Materials & Equipment	13.2%
Biotechnology	10.3%
Health Care Equipment	7.7%
Pharmaceuticals	5.5%
Managed Health Care	4.7%
Packaged Foods & Meats	4.5%
Broadline Retail	4.3%
Application Software	4.1%
Industrial Machinery & Supplies & Components	3.8%
Transaction & Payment Processing Services	3.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	95.3%
Preferred Stocks	2.9%
Warrants	0.5%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Ultra Growth Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch U.S. Select Fund

Investor Class  WAUSX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch U.S. Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$48	1.02%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$16,164,378
# of Portfolio Holdings	31
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,582

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.7%
UL Solutions, Inc., Class A	4.2%
Saia, Inc.	4.1%
Ensign Group, Inc.	4.0%
SharkNinja, Inc.	4.0%
Everus Construction Group, Inc.	3.9%
RBC Bearings, Inc.	3.8%
Rollins, Inc.	3.8%
Camtek Ltd.	3.8%
Fabrinet	3.6%

Top 10 Industries (%)

Table Summary
Industry	Value
Application Software	10.4%
Semiconductor Materials & Equipment	7.2%
Managed Health Care	5.7%
Life Sciences Tools & Services	5.6%
Building Products	5.3%
Aerospace & Defense	5.1%
Research & Consulting Services	4.2%
Cargo Ground Transportation	4.1%
Health Care Facilities	4.0%
Household Appliances	4.0%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.6%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch U.S. Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Investor Class

Wasatch U.S. Select Fund

Institutional Class  WGUSX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch U.S. Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$41	0.87%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$16,164,378
# of Portfolio Holdings	31
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,582

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.7%
UL Solutions, Inc., Class A	4.2%
Saia, Inc.	4.1%
Ensign Group, Inc.	4.0%
SharkNinja, Inc.	4.0%
Everus Construction Group, Inc.	3.9%
RBC Bearings, Inc.	3.8%
Rollins, Inc.	3.8%
Camtek Ltd.	3.8%
Fabrinet	3.6%

Top 10 Industries (%)

Table Summary
Industry	Value
Application Software	10.4%
Semiconductor Materials & Equipment	7.2%
Managed Health Care	5.7%
Life Sciences Tools & Services	5.6%
Building Products	5.3%
Aerospace & Defense	5.1%
Research & Consulting Services	4.2%
Cargo Ground Transportation	4.1%
Health Care Facilities	4.0%
Household Appliances	4.0%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.6%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch U.S. Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Institutional Class

Wasatch-Hoisington U.S. Treasury Fund

Single Class  WHOSX

Semi-Annual Shareholder Report - March 31, 2026

This Semi-Annual shareholder report contains important information about Wasatch-Hoisington U.S. Treasury Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Wasatch-Hoisington U.S. Treasury Fund	$37	0.75%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

Table Summary
Total Net Assets	$114,318,944
# of Portfolio Holdings	3
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$327,548

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top  Holdings (%)

Table Summary
Top 10	Value
U.S. Treasury Note, 3.750%, due 2/28/33	52.2%
U.S. Treasury Note, 3.375%, due 2/29/28	22.6%
U.S. Treasury Note, 3.500%, due 2/28/31	22.3%

Top Industries (%)

Table Summary
Industry	Value
Sovereign	97.0%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
U.S. Government Obligations	97.0%
Other Assets and Liabilities, Net	3.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch-Hoisington U.S. Treasury Fund

Semi-Annual Shareholder Report

March 31, 2026

Single Class

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Wasatch Funds Trust’s (the “Registrant”) Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

WASATCHGLOBAL.COM

MARCH 31, 2026

2026 Semi-Annual Financial Statements and Supplemental Information

Fund Name	Investor Class	Institutional Class

Wasatch Core Growth Fund	WGROX	WIGRX

Wasatch Emerging India Fund	WAINX	WIINX

Wasatch Emerging Markets Select Fund	WAESX	WIESX

Wasatch Emerging Markets Small Cap Fund	WAEMX	WIEMX

Wasatch Frontier Emerging Small Countries Fund	WAFMX	WIFMX

Wasatch Global Opportunities Fund	WAGOX	WIGOX

Wasatch Global Select Fund	WAGSX	WGGSX

Wasatch Global Small Cap Value Fund	WACVX	WGVX

Wasatch Global Value Fund	FMIEX	WILCX

Wasatch International Growth Fund	WAIGX	WIIGX

Wasatch International Opportunities Fund	WAIOX	WIIOX

Fund Name	Investor Class	Institutional Class

Wasatch International Select Fund	WAISX	WGISX

Wasatch International Small Cap Value Fund	WASVX	WGSVX

Wasatch International Value Fund	WAIVX	WGIVX

Wasatch Long/Short Alpha Fund	WALSX	WGLSX

Wasatch Micro Cap Fund	WMICX	WGICX

Wasatch Micro Cap Value Fund	WAMVX	WGMVX

Wasatch Small Cap Growth Fund	WAAEX	WIAEX

Wasatch Small Cap Value Fund	WMCVX	WICVX

Wasatch Ultra Growth Fund	WAMCX	WGMCX

Wasatch U.S. Select Fund	WAUSX	WGUSX

Wasatch-Hoisington U.S. Treasury Fund	WHOSX	—

Wasatch Funds

Salt Lake City, Utah

wasatchglobal.com

800.551.1700

Table of Contents

Schedules of Investments [Item 6 of Form N-CSR]	2

Wasatch Core Growth Fund	2

Wasatch Emerging India Fund	4

Wasatch Emerging Markets Select Fund	5

Wasatch Emerging Markets Small Cap Fund	7

Wasatch Frontier Emerging Small Countries Fund	9

Wasatch Global Opportunities Fund	11

Wasatch Global Select Fund	13

Wasatch Global Small Cap Value Fund	14

Wasatch Global Value Fund	16

Wasatch International Growth Fund	18

Wasatch International Opportunities Fund	20

Wasatch International Select Fund	22

Wasatch International Small Cap Value Fund	24

Wasatch International Value Fund	26

Wasatch Long/Short Alpha Fund	28

Wasatch Micro Cap Fund	31

Wasatch Micro Cap Value Fund	33

Wasatch Small Cap Growth Fund	35

Wasatch Small Cap Value Fund	37

Wasatch Ultra Growth Fund	39

Wasatch U.S. Select Fund	41

Wasatch-Hoisington U.S. Treasury Fund	42

Financial Statements and Financial Highlights for Open-End Management Investment Companies [Item 7 of Form N-CSR]	44

Financial Statements	44

Statements of Assets and Liabilities	44

Statements of Operations	50

Statements of Changes in Net Assets	56

Statement of Cash Flows	65

Financial Highlights	66

Wasatch Core Growth Fund	66

Wasatch Emerging India Fund	66

Wasatch Emerging Markets Select Fund	66

Wasatch Emerging Markets Small Cap Fund	66

Wasatch Frontier Emerging Small Countries Fund	68

Wasatch Global Opportunities Fund	68

Wasatch Global Select Fund	68

Wasatch Global Small Cap Value Fund	68

Wasatch Global Value Fund	68

Wasatch International Growth Fund	70

Wasatch International Opportunities Fund	70

Wasatch International Select Fund	70

Wasatch International Small Cap Value Fund	70

Wasatch International Value Fund	70

Wasatch Long/Short Alpha Fund	72

Wasatch Micro Cap Fund	72

Wasatch Micro Cap Value Fund	72

Wasatch Small Cap Growth Fund	72

Wasatch Small Cap Value Fund	74

Wasatch Ultra Growth Fund	74

Wasatch U.S. Select Fund	74

Wasatch-Hoisington U.S. Treasury Fund	74

Notes to Financial Highlights	76

Notes to Financial Statements	77

Report of Independent Registered Public Accounting Firm

Supplemental Information (Unaudited)	108

Service Providers	128

Contact Wasatch	128

Changes in and Disagreements with Accountants for Open-End Management Investment Companies [Item 8 of Form N-CSR] Not applicable

Proxy Disclosures for Open-End Management Investment Companies [Item 9 of Form N-CSR] Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies [Item 10 of Form N-CSR]

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7.

Statement Regarding Basis for Approval of Investment Advisory Contract [Item 11 of Form N-CSR]

Statement Regarding Basis for Approval of Investment Advisory Contract is included under Supplemental Information (Unaudited) under Item 7.

This material must be accompanied or preceded by a prospectus.

Please read the prospectus carefully before you invest.

Wasatch Funds are distributed by ALPS Distributors, Inc.

Wasatch Core Growth Fund (WGROX / WIGRX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 99.6%

	Aerospace & Defense 1.9%
1,015,422	Loar Holdings, Inc.*	$58,173,526

	Application Software 5.2%
8,969,644	CCC Intelligent Solutions Holdings, Inc.*	53,817,864
314,130	Guidewire Software, Inc.*	46,981,283
928,178	Procore Technologies, Inc.*	52,906,146

		153,705,293

	Asset Management & Custody Banks 2.6%
437,394	Cohen & Steers, Inc.	27,358,995
513,075	Hamilton Lane, Inc., Class A	50,999,655

		78,358,650

	Automotive Parts & Equipment 1.6%
1,107,587	XPEL, Inc.*	49,021,801

	Automotive Retail 1.7%
1,543,506	Valvoline, Inc.*	51,985,282

	Broadline Retail 3.7%
1,793,379	Global-e Online Ltd.*	55,325,742
605,262	Ollie’s Bargain Outlet Holdings, Inc.*	55,708,315

		111,034,057

	Building Products 7.0%
630,216	AAON, Inc.	52,150,374
276,732	CSW Industrials, Inc.	72,110,825
774,895	Trex Co., Inc.*	28,221,676
602,661	UFP Industries, Inc.	55,517,131

		208,000,006

	Cargo Ground Transportation 2.7%
226,259	Saia, Inc.*	79,480,261

	Construction & Engineering 4.1%
1,033,417	Everus Construction Group, Inc.*	122,005,211

	Construction Machinery & Heavy Transportation Equipment 2.9%
796,671	Federal Signal Corp.	86,152,002

	Electronic Equipment & Instruments 2.0%
504,705	Novanta, Inc.*	59,610,708

	Electronic Manufacturing Services 3.2%
181,565	Fabrinet*	94,689,779

	Environmental & Facilities Services 2.5%
956,913	Casella Waste Systems, Inc., Class A*	75,921,477

	Health Care Facilities 2.7%
401,519	Ensign Group, Inc.	80,906,078

	Health Care Technology 0.2%
1,122,485	Certara, Inc.*	6,398,164

Shares		Value

	Home Improvement Retail 1.4%
834,415	Floor & Decor Holdings, Inc., Class A*	$42,388,282

	Homebuilding 1.9%
744,040	Champion Homes, Inc.*	55,334,255

	Industrial Machinery & Supplies & Components 11.8%
314,541	Enpro, Inc.	78,839,702
54,603	ESCO Technologies, Inc.	15,363,646
304,884	Kadant, Inc.	89,132,837
139,625	RBC Bearings, Inc.*	75,833,130
370,157	Standex International Corp.	94,338,213

		353,507,528

	Insurance Brokers 0.8%
529,304	Goosehead Insurance, Inc., Class A*	22,580,109

	Investment Banking & Brokerage 2.8%
1,180,137	Moelis & Co., Class A	67,267,809
115,824	PJT Partners, Inc., Class A	16,182,929

		83,450,738

	Life Sciences Tools & Services 4.6%
161,304	Medpace Holdings, Inc.*	77,456,568
498,538	Repligen Corp.*	58,737,747

		136,194,315

	Managed Health Care 5.2%
1,861,950	HealthEquity, Inc.*	155,603,161

	Other Specialty Retail 1.3%
175,474	Five Below, Inc.*	40,092,300

	Packaged Foods & Meats 1.7%
847,318	Freshpet, Inc.*	49,957,869

	Property & Casualty Insurance 1.7%
873,893	RLI Corp.	49,846,857

	Regional Banks 2.4%
1,560,249	Bank OZK	71,599,827

	Research & Consulting Services 0.3%
138,009	ICF International, Inc.	9,010,608

	Restaurants 1.3%
251,101	Wingstop, Inc.	38,913,122

	Semiconductor Materials & Equipment 6.2%
639,800	Camtek Ltd.*	97,000,078
199,325	Nova Ltd.*	86,562,861

		183,562,939

	Soft Drinks & Non-Alcoholic Beverages 1.4%
893,289	Vita Coco Co., Inc.*	42,797,476

	Specialty Chemicals 3.2%
562,463	Balchem Corp.	95,326,229

Wasatch Core Growth Fund (WGROX / WIGRX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Systems Software 1.8%
1,128,236	JFrog Ltd.*	$52,948,115

	Trading Companies & Distributors 2.8%
620,373	SiteOne Landscape Supply, Inc.*	82,577,850

	Transaction & Payment Processing Services 3.0%
2,120,807	Paymentus Holdings, Inc., Class A*	53,868,498
810,885	Shift4 Payments, Inc., Class A*	35,460,001

		89,328,499

	Total Common Stocks (cost $2,677,765,150)	2,970,462,374

	Total Investments (cost $2,677,765,150) 99.6%	2,970,462,374

	Other Assets less Liabilities 0.4%	12,591,313

	Net Assets 100.0%	$2,983,053,687

	*Non-income producing.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch Core Growth Fund’s investments were in the following countries:

Country	%
Israel	8.0
United States	92.0

TOTAL	100.0%

Wasatch Emerging India Fund (WAINX / WIINX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 110.0%

	Asset Management & Custody Banks 8.2%
1,180,146	Kfin Technologies Ltd.	$11,072,336
218,216	Prudent Corporate Advisory Services Ltd.	5,003,965

		16,076,301

	Automotive Retail 4.2%
477,367	Cartrade Tech Ltd.*	8,376,821

	Building Products 5.5%
322,552	Astral Ltd.	5,482,801
595,460	KRN Heat Exchanger & Refrigeration Ltd.*	5,453,109

		10,935,910

	Commodity Chemicals 1.6%
24,593	Solar Industries India Ltd.	3,152,357

	Computer & Electronics Retail 4.7%
1,824,212	Aditya Vision Ltd.	9,195,227

	Construction Machinery & Heavy Transportation Equipment 1.4%
344,094	Action Construction Equipment Ltd.	2,750,151

	Consumer Finance 20.0%
1,617,791	Bajaj Finance Ltd.	13,842,917
558,476	Cholamandalam Investment & Finance Co. Ltd.	8,074,487
4,612,762	Five-Star Business Finance Ltd.	17,410,858

		39,328,262

	Diversified Banks 5.9%
714,290	HDFC Bank Ltd.	5,595,063
1,603,917	Kotak Mahindra Bank Ltd.	6,037,693

		11,632,756

	Diversified Support Services 4.2%
2,932,372	CMS Info Systems Ltd.	8,211,368

	Electrical Components & Equipment 2.2%
59,437	Polycab India Ltd.	4,349,172

	Health Care Facilities 11.4%
2,180,943	Max Healthcare Institute Ltd.	22,378,264

	Health Care Services 3.3%
702,553	Vijaya Diagnostic Centre Ltd.	6,442,483

	Health Care Supplies 3.7%
568,991	Poly Medicure Ltd.	7,215,292

	Hotels, Resorts & Cruise Lines 3.5%
187,753	MakeMyTrip Ltd.*	7,001,309

	Industrial Machinery & Supplies & Components 4.6%
1,798,513	Elgi Equipments Ltd.	8,987,931

	Life Sciences Tools & Services 7.8%
241,746	Divi’s Laboratories Ltd.	15,274,887

Shares		Value

	Managed Health Care 4.2%
2,637,452	Medi Assist Healthcare Services Ltd.*	$8,251,705

	Pharmaceuticals 5.2%
104,192	Acutaas Chemicals Ltd.	2,839,679
637,919	Aether Industries Ltd.*	7,477,857

		10,317,536

	Regional Banks 7.2%
1,577,207	AU Small Finance Bank Ltd.	14,122,478

	Restaurants 1.2%
995,374	Eternal Ltd.*	2,448,845

	Total Common Stocks (cost $221,160,979)	216,449,055

	Total Investments (cost $221,160,979) 110.0%§	216,449,055

	Liabilities less Other Assets (10.0%)	(19,707,010)

	Net Assets 100.0%	$196,742,045

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 90.87%.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch Emerging India Fund’s investments were in the following countries:

Country	%
India	100.0

TOTAL	100.0%

Wasatch Emerging Markets Select Fund (WAESX / WIESX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 102.2%

	Aerospace & Defense 1.8%
7,234	LIG Nex1 Co. Ltd.	$2,985,114

	Airport Services 6.2%
247,772	Grupo Aeroportuario del Centro Norte SAB de CV	3,551,449
267,910	Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,609,184

		10,160,633

	Asset Management & Custody Banks 2.9%
503,219	Kfin Technologies Ltd.	4,721,289

	Broadline Retail 10.6%
6,432	MercadoLibre, Inc.*	11,121,057
75,124	Sea Ltd., ADR*	6,221,018

		17,342,075

	Construction & Engineering 2.8%
171,968	United Integrated Services Co. Ltd.	4,567,974

	Consumer Finance 10.0%
1,189,286	Bajaj Finance Ltd.	10,176,338
315,277	Cholamandalam Investment & Finance Co. Ltd.	4,558,298
453,643	Five-Star Business Finance Ltd.	1,712,274

		16,446,910

	Diversified Banks 6.3%
464,746	Inter & Co., Inc., Class A	3,699,378
462,155	NU Holdings Ltd., Class A*	6,641,167

		10,340,545

	Electrical Components & Equipment 8.6%
35,106	Polycab India Ltd.	2,568,804
30,210	Voltronic Power Technology Corp.	700,159
1,102,302	WEG SA	10,855,223

		14,124,186

	Electronic Equipment & Instruments 7.4%
194,027	Chroma ATE, Inc.	9,310,271
149,244	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,824,842

		12,135,113

	Food Retail 2.9%
136,142	BBB Foods, Inc., Class A*	4,815,343

	Health Care Facilities 4.5%
711,681	Max Healthcare Institute Ltd.	7,302,431

	Hotels, Resorts & Cruise Lines 3.5%
82,733	MakeMyTrip Ltd.*	3,085,113
52,879	Trip.com Group Ltd.*	2,613,213

		5,698,326

Shares		Value

	Industrial Machinery & Supplies & Components 1.4%
468,929	Elgi Equipments Ltd.	$2,343,437

	Interactive Media & Services 3.6%
93,100	Tencent Holdings Ltd.	5,872,035

	IT Consulting & Other Services 0.8%
448,675	FPT Corp.	1,291,239

	Life Sciences Tools & Services 5.1%
131,575	Divi’s Laboratories Ltd.	8,313,657

	Marine Ports & Services 0.8%
112,646	International Container Terminal Services, Inc.	1,277,107

	Pharmaceuticals 0.0%
5,210	Aether Industries Ltd.*	61,073

	Property & Casualty Insurance 1.2%
206,298	Qualitas Controladora SAB de CV	1,980,106

	Regional Banks 2.9%
529,586	AU Small Finance Bank Ltd.	4,741,969

	Restaurants 1.0%
670,697	Eternal Ltd.*	1,650,066

	Semiconductor Materials & Equipment 4.5%
116,844	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	4,292,488
28,411	Hon Precision, Inc.	3,143,568

		7,436,056

	Semiconductors 9.2%
20,893	Alchip Technologies Ltd.	1,703,859
23,189	ASPEED Technology, Inc.	7,993,124
26,991	Jentech Precision Industrial Co. Ltd.	3,393,812
29,039	LEENO Industrial, Inc.	1,892,370

		14,983,165

	Technology Hardware, Storage & Peripherals 4.2%
103,988	Asia Vital Components Co. Ltd.	6,868,350

	Total Common Stocks (cost $121,222,891)	167,458,199

	Total Investments (cost $121,222,891) 102.2%§	167,458,199

	Liabilities less Other Assets (2.2%)	(3,569,507)

	Net Assets 100.0%	$163,888,692

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 66.43%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

Wasatch Emerging Markets Select Fund (WAESX / WIESX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

At March 31, 2026, the Wasatch Emerging Markets Select Fund’s investments were in the following countries:

Country	%
Brazil	12.7
China	9.3
India	30.6
Mexico	10.1
Philippines	0.8
Singapore	3.7
South Korea	2.9
Taiwan	22.5
United States	6.6
Vietnam	0.8

TOTAL	100.0%

Wasatch Emerging Markets Small Cap Fund (WAEMX / WIEMX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 96.9%

	Aerospace & Defense 3.1%
4,492	LIG Nex1 Co. Ltd.	$1,853,626
30,732	Theon International PLC	1,110,928

		2,964,554

	Airport Services 2.5%
166,625	Grupo Aeroportuario del Centro Norte SAB de CV	2,388,326

	Asset Management & Custody Banks 2.5%
153,563	Kfin Technologies Ltd.	1,440,755
41,611	Prudent Corporate Advisory Services Ltd.	954,192

		2,394,947

	Building Products 1.5%
158,469	KRN Heat Exchanger & Refrigeration Ltd.*	1,451,229

	Communications Equipment 3.9%
76,012	Accton Technology Corp.	3,750,214

	Computer & Electronics Retail 1.2%
111,180	Aditya Vision Ltd.	560,420
102,000	FPT Digital Retail JSC*	607,915

		1,168,335

	Construction & Engineering 3.2%
116,016	United Integrated Services Co. Ltd.	3,081,725

	Consumer Finance 2.9%
190,144	Cholamandalam Financial Holdings Ltd.	2,759,312

	Diversified Banks 9.8%
585,423	Commercial International Bank — Egypt (CIB)	1,300,345
351,548	Inter & Co., Inc., Class A	2,798,322
17,407	Lion Finance Group PLC	2,160,550
812,900	Military Commercial Joint Stock Bank	822,635
152,049	Optima bank SA	1,498,339
14,102	TBC Bank Group PLC	769,916

		9,350,107

	Electrical Components & Equipment 10.4%
37,427	Bizlink Holding, Inc.	2,149,115
56,542	Cenergy Holdings SA	1,243,639
623,480	Electrical Industries Co.	2,809,737
283,100	Jiangsu Shemar Electric Co. Ltd., Class A	2,294,896
19,191	Polycab India Ltd.	1,404,259

		9,901,646

	Electronic Equipment & Instruments 8.3%
121,184	Chroma ATE, Inc.	5,814,943
5,513	Park Systems Corp.	873,898
63,140	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,195,093

		7,883,934

	Electronic Manufacturing Services 2.3%
4,108	Fabrinet*	2,142,404

Shares		Value

	Food Retail 1.9%
49,961	BBB Foods, Inc., Class A*	$1,767,121

	Health Care Facilities 2.0%
187,875	Max Healthcare Institute Ltd.	1,927,752

	Health Care Services 3.0%
41,261	Diagnostyka SA, Series F	1,906,965
99,915	Vijaya Diagnostic Centre Ltd.	916,231

		2,823,196

	Heavy Electrical Equipment 1.7%
172,934	TD Power Systems Ltd.	1,569,790

	Human Resource & Employment Services 2.9%
2,944	Benefit Systems SA*	2,790,743

	Industrial Machinery & Supplies & Components 1.6%
115,128	Elgi Equipments Ltd.	575,344
72,230	Shenzhen Envicool Technology Co. Ltd., Class A	899,844

		1,475,188

	Insurance Brokers 2.9%
75,014	Rasan Information Technology Co.*	2,722,081

	Life & Health Insurance 3.3%
215,657	Discovery Ltd.	3,164,520

	Packaged Foods & Meats 1.0%
729,247	Cisarua Mountain Dairy Tbk. PT	186,232
28,665	Kri-Kri Milk Industry SA	713,320

		899,552

	Pharmaceuticals 3.3%
64,801	Acutaas Chemicals Ltd.	1,766,105
51,722	Aether Industries Ltd.*	606,299
378,000	Consun Pharmaceutical Group Ltd.	806,496

		3,178,900

	Property & Casualty Insurance 1.2%
121,852	Qualitas Controladora SAB de CV	1,169,570

	Regional Banks 3.7%
389,372	AU Small Finance Bank Ltd.	3,486,478

	Semiconductor Materials & Equipment 4.9%
96,745	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	3,554,112
3,563	Camtek Ltd.*	540,187
1,356	Nova Ltd.*	588,884

		4,683,183

	Semiconductors 7.6%
13,361	ASPEED Technology, Inc.	4,605,465
11,111	Jentech Precision Industrial Co. Ltd.	1,397,082
18,125	LEENO Industrial, Inc.	1,181,143

		7,183,690

Wasatch Emerging Markets Small Cap Fund (WAEMX / WIEMX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Technology Hardware, Storage & Peripherals 4.3%
26,000	Asia Vital Components Co. Ltd.	$1,717,286
82,000	AURAS Technology Co. Ltd.	2,360,021

		4,077,307

	Total Common Stocks (cost $69,197,282)	92,155,804

	Total Investments (cost $69,197,282) 96.9%§	92,155,804

	Other Assets less Liabilities 3.1%	2,979,804

	Net Assets 100.0%	$95,135,608

*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 76.73%.

See Notes to Financial Statements.

At March 31, 2026, the Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

Country	%
Brazil	3.0
China	9.5
Cyprus	1.2
Egypt	1.4
Greece	3.8
India	21.1
Indonesia	0.2
Israel	1.2
Mexico	5.8
Poland	5.1
Saudi Arabia	6.0
South Africa	3.4
South Korea	4.2
Taiwan	27.0
United Kingdom	3.2
United States	2.3
Vietnam	1.6

TOTAL	100.0%

Wasatch Frontier Emerging Small Countries Fund (WAFMX / WIFMX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 102.0%

	Aerospace & Defense 3.7%
48,670	Aselsan Elektronik Sanayi Ve Ticaret AS	$349,943
15,986	Theon International PLC	577,876

		927,819

	Airport Services 3.4%
31,300	Grupo Aeroportuario del Centro Norte SAB de CV	448,640
16,845	Grupo Aeroportuario del Pacifico SAB de CV, Class B	415,556

		864,196

	Asset Management & Custody Banks 5.2%
27,202	Georgia Capital PLC*	1,319,256

	Broadline Retail 6.6%
695	MercadoLibre, Inc.*	1,201,669
5,674	Sea Ltd., ADR*	469,864

		1,671,533

	Computer & Electronics Retail 5.4%
226,650	FPT Digital Retail JSC*	1,350,823

	Consumer Finance 9.0%
134,691	Bajaj Finance Ltd.	1,152,507
77,895	Cholamandalam Investment & Finance Co. Ltd.	1,126,212

		2,278,719

	Distillers & Vintners 2.2%
119,250	Ginebra San Miguel, Inc.	540,993

	Diversified Banks 27.4%
164,724	Banca Transilvania SA	1,340,920
202,409	Commercial International Bank — Egypt (CIB)	449,592
1,196	Credicorp Ltd.	405,659
398,744	HD Bank*	385,234
90,127	Inter & Co., Inc., Class A	717,411
1,257,390	Military Commercial Joint Stock Bank	1,272,449
101,052	NU Holdings Ltd., Class A*	1,452,117
2,243	TBC Bank Group PLC	122,459
664,200	Vietnam Technological & Commercial Joint Stock Bank	774,070

		6,919,911

	Electrical Components & Equipment 6.5%
20,587	Cenergy Holdings SA	452,810
262,571	Electrical Industries Co.	1,183,287

		1,636,097

	Electronic Manufacturing Services 2.2%
1,065	Fabrinet*	555,419

	Food Retail 1.8%
12,787	BBB Foods, Inc., Class A*	452,276

	Health Care Services 1.6%
8,892	Diagnostyka SA, Series F	410,963

Shares		Value

	Human Resource & Employment Services 2.1%
564	Benefit Systems SA*	$534,640

	Insurance Brokers 3.6%
25,264	Rasan Information Technology Co.*	916,771

	Life & Health Insurance 3.8%
64,563	Discovery Ltd.	947,388

	Marine Ports & Services 6.2%
137,760	International Container Terminal Services, Inc.	1,561,833

	Packaged Foods & Meats 1.4%
14,253	Kri-Kri Milk Industry SA	354,681

	Property & Casualty Insurance 1.1%
28,322	Qualitas Controladora SAB de CV	271,842

	Semiconductor Materials & Equipment 6.3%
6,714	Camtek Ltd.*	1,017,909
1,288	Nova Ltd.*	559,353

		1,577,262

	Wireless Telecommunication Services 2.5%
3,003,600	Safaricom PLC	635,621

	Total Common Stocks (cost $23,184,718)	25,728,043

	Total Investments (cost $23,184,718) 102.0%§	25,728,043

	Liabilities less Other Assets (2.0%)	(497,077)

	Net Assets 100.0%	$25,230,966

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 52.02%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

Wasatch Frontier Emerging Small Countries Fund (WAFMX / WIFMX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

At March 31, 2026, the Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries:

Country	%
Brazil	8.4
Cyprus	2.2
Egypt	1.7
Greece	3.1
India	8.9
Israel	6.1
Kenya	2.5
Mexico	6.2
Peru	1.6
Philippines	8.2
Poland	3.7
Romania	5.2
Saudi Arabia	8.2
Singapore	1.8
South Africa	3.7
Turkey	1.4
United Kingdom	5.6
United States	6.8
Vietnam	14.7

TOTAL	100.0%

Wasatch Global Opportunities Fund (WAGOX / WIGOX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 100.6%

	Aerospace & Defense 2.0%
20,533	Exosens SAS	$1,478,549
21,691	Loar Holdings, Inc.*	1,242,677

		2,721,226

	Airport Services 0.7%
64,319	Grupo Aeroportuario del Centro Norte SAB de CV	921,919

	Application Software 5.1%
185,309	CCC Intelligent Solutions Holdings, Inc.*	1,111,854
12,287	Guidewire Software, Inc.*	1,837,644
502,376	Rakus Co. Ltd.	2,394,877
83,594	Technology One Ltd.	1,586,810

		6,931,185

	Asset Management & Custody Banks 3.4%
20,715	Cohen & Steers, Inc.	1,295,723
14,450	Hamilton Lane, Inc., Class A	1,436,330
200,527	Kfin Technologies Ltd.	1,881,380

		4,613,433

	Automotive Parts & Equipment 0.8%
25,104	XPEL, Inc.*	1,111,103

	Automotive Retail 2.1%
83,994	Valvoline, Inc.*	2,828,918

	Broadline Retail 2.6%
49,489	Global-e Online Ltd.*	1,526,736
22,260	Ollie’s Bargain Outlet Holdings, Inc.*	2,048,810

		3,575,546

	Building Products 4.7%
19,169	AAON, Inc.	1,586,235
63,080	Carel Industries SpA	1,607,688
7,471	CSW Industrials, Inc.	1,946,793
35,905	Trex Co., Inc.*	1,307,660

		6,448,376

	Cargo Ground Transportation 1.7%
6,669	Saia, Inc.*	2,342,686

	Construction & Engineering 2.5%
11,148	Construction Partners, Inc., Class A*	1,238,766
18,252	Everus Construction Group, Inc.*	2,154,831

		3,393,597

	Consumer Finance 2.9%
140,874	Cholamandalam Financial Holdings Ltd.	2,044,321
503,288	Five-Star Business Finance Ltd.	1,899,659

		3,943,980

	Diversified Support Services 1.9%
254,600	Japan Elevator Service Holdings Co. Ltd.	2,632,704

	Drug Retail 1.9%
119,900	Sugi Holdings Co. Ltd.	2,640,211

Shares		Value

	Electrical Components & Equipment 0.6%
35,171	Voltronic Power Technology Corp.	$815,137

	Environmental & Facilities Services 2.0%
33,659	Casella Waste Systems, Inc., Class A*	2,670,505

	Food Retail 1.1%
41,294	BBB Foods, Inc., Class A*	1,460,569

	Health Care Facilities 5.1%
19,510	Ensign Group, Inc.	3,931,265
289,721	Max Healthcare Institute Ltd.	2,972,775

		6,904,040

	Health Care Services 0.9%
133,051	Vijaya Diagnostic Centre Ltd.	1,220,091

	Home Improvement Retail 0.8%
21,542	Floor & Decor Holdings, Inc., Class A*	1,094,334

	Homebuilding 1.1%
19,091	Champion Homes, Inc.*	1,419,798
4,093	Smith Douglas Homes Corp.*	52,390

		1,472,188

	Hotels, Resorts & Cruise Lines 1.4%
51,240	MakeMyTrip Ltd.*	1,910,740

	Human Resource & Employment Services 0.9%
11,458	Paylocity Holding Corp.*	1,237,922

	Industrial Machinery & Supplies & Components 6.6%
8,833	Kadant, Inc.	2,582,327
6,272	RBC Bearings, Inc.*	3,406,449
11,951	Standex International Corp.	3,045,832

		9,034,608

	Insurance Brokers 0.6%
19,241	Goosehead Insurance, Inc., Class A*	820,821

	Interactive Media & Services 0.6%
66,957	Hemnet Group AB	763,241

	Investment Banking & Brokerage 1.5%
326,003	AJ Bell PLC	2,027,176

	IT Consulting & Other Services 0.8%
19,432	Persistent Systems Ltd.	1,020,155

	Life Sciences Tools & Services 3.9%
44,305	Divi’s Laboratories Ltd.	2,799,442
5,266	Medpace Holdings, Inc.*	2,528,680

		5,328,122

	Managed Health Care 3.9%
63,046	HealthEquity, Inc.*	5,268,754

	Other Specialty Retail 1.6%
9,385	Five Below, Inc.*	2,144,285

Wasatch Global Opportunities Fund (WAGOX / WIGOX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Packaged Foods & Meats 1.3%
31,110	Freshpet, Inc.*	$1,834,246

	Personal Care Products 0.7%
58,879	BellRing Brands, Inc.*	947,363

	Property & Casualty Insurance 0.3%
7,229	Definity Financial Corp.	340,326

	Regional Banks 5.5%
530,781	AU Small Finance Bank Ltd.	4,752,669
59,598	Bank OZK	2,734,952

		7,487,621

	Research & Consulting Services 1.3%
62,727	BayCurrent, Inc.	1,815,716

	Restaurants 0.7%
6,023	Wingstop, Inc.	933,384

	Semiconductor Materials & Equipment 4.3%
16,615	Camtek Ltd.*	2,519,000
7,645	Nova Ltd.*	3,320,071

		5,839,071

	Semiconductors 6.5%
15,275	ASPEED Technology, Inc.	5,265,210
29,799	LEENO Industrial, Inc.	1,941,896
26,734	Melexis NV	1,652,625

		8,859,731

	Soft Drinks & Non-Alcoholic Beverages 1.5%
41,424	Vita Coco Co., Inc.*	1,984,624

	Specialty Chemicals 2.3%
18,455	Balchem Corp.	3,127,754

	Systems Software 1.3%
38,378	JFrog Ltd.*	1,801,080

	Trading Companies & Distributors 7.0%
44,917	Diploma PLC	3,586,264
349,300	MonotaRO Co. Ltd.	3,786,243
153,409	OEM International AB, Class B	2,090,471

		9,462,978

Shares		Value

	Transaction & Payment Processing Services 2.2%
63,079	Paymentus Holdings, Inc., Class A*	$1,602,206
32,390	Shift4 Payments, Inc., Class A*	1,416,415

		3,018,621

	Total Common Stocks (cost $112,788,911)	136,750,087

	Total Investments (cost $112,788,911) 100.6%§	136,750,087

	Liabilities less Other Assets (0.6%)	(806,372)

	Net Assets 100.0%	$135,943,715

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 36.01%.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch Global Opportunities Fund’s investments were in the following countries:

Country	%
Australia	1.2
Belgium	1.2
Canada	0.3
France	1.1
India	15.0
Israel	5.4
Italy	1.2
Japan	9.7
Mexico	1.7
South Korea	1.4
Sweden	2.1
Taiwan	4.4
United Kingdom	4.1
United States	51.2

TOTAL	100.0%

Wasatch Global Select Fund (WAGSX / WGGSX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 100.2%

	Aerospace & Defense 5.9%
2,054	HEICO Corp., Class A	$433,579
4,187	Loar Holdings, Inc.*	239,873

		673,452

	Application Software 7.3%
1,624	Guidewire Software, Inc.*	242,885
2,158	Manhattan Associates, Inc.*	287,273
5,446	Procore Technologies, Inc.*	310,422

		840,580

	Asset Management & Custody Banks 2.3%
2,699	Hamilton Lane, Inc., Class A	268,281

	Broadline Retail 5.9%
3,728	Dollarama, Inc.	457,538
124	MercadoLibre, Inc.*	214,399

		671,937

	Building Products 1.5%
2,083	Builders FirstSource, Inc.*	171,493

	Cargo Ground Transportation 3.4%
1,119	Saia, Inc.*	393,082

	Consumer Finance 3.2%
43,325	Bajaj Finance Ltd.	370,718

	Diversified Banks 2.7%
21,226	NU Holdings Ltd., Class A*	305,018

	Drug Retail 2.6%
13,300	Sugi Holdings Co. Ltd.	292,867

	Electrical Components & Equipment 4.3%
50,300	WEG SA	495,343

	Electronic Equipment & Instruments 4.9%
11,109	Halma PLC	566,901

	Environmental & Facilities Services 3.4%
7,293	Rollins, Inc.	389,519

	Home Improvement Retail 2.1%
4,628	Floor & Decor Holdings, Inc., Class A*	235,102

	Hotels, Resorts & Cruise Lines 1.8%
4,117	Trip.com Group Ltd.*	203,457

	Industrial Machinery & Supplies & Components 6.0%
1,257	RBC Bearings, Inc.*	682,702

	Interactive Media & Services 2.4%
3,625	Scout24 SE	279,699

	Life Sciences Tools & Services 3.0%
5,421	Divi’s Laboratories Ltd.	342,530

Shares		Value

	Managed Health Care 4.3%
5,878	HealthEquity, Inc.*	$491,225

	Movies & Entertainment 2.3%
537	Spotify Technology SA*	260,397

	Property & Casualty Insurance 3.9%
9,481	Definity Financial Corp.	446,345

	Research & Consulting Services 6.7%
8,417	BayCurrent, Inc.	243,641
6,148	UL Solutions, Inc., Class A	526,945

		770,586

	Semiconductor Materials & Equipment 4.1%
626	ASM International NV	474,478

	Semiconductors 9.4%
1,673	ASPEED Technology, Inc.	576,674
459	Monolithic Power Systems, Inc.	501,848

		1,078,522

	Trading Companies & Distributors 5.0%
5,202	Finning International, Inc.	321,895
22,776	MonotaRO Co. Ltd.	246,881

		568,776

	Transaction & Payment Processing Services 1.8%
4,639	Shift4 Payments, Inc., Class A*	202,864

	Total Common Stocks (cost $10,341,019)	11,475,874

	Total Investments (cost $10,341,019) 100.2%§	11,475,874

	Liabilities less Other Assets (0.2%)	(18,230)

	Net Assets 100.0%	$11,457,644

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 31.40%.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch Global Select Fund’s investments were in the following countries:

Country	%
Brazil	7.0
Canada	10.7
China	1.8
Germany	2.4
India	6.2
Japan	6.8
Netherlands	4.1
Sweden	2.3
Taiwan	5.0
United Kingdom	5.0
United States	48.7

TOTAL	100.0%

Wasatch Global Small Cap Value Fund (WACVX / WGCVX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 99.1%

	Advertising 1.0%
1,491	4imprint Group PLC	$67,354

	Aerospace & Defense 2.0%
9,178	Mildef Group AB	134,180

	Agricultural & Farm Machinery 1.8%
744	Alamo Group, Inc.	122,738

	Apparel, Accessories & Luxury Goods 1.1%
27,000	Li Ning Co. Ltd.	74,596

	Asset Management & Custody Banks 3.6%
3,600	Integral Corp.	73,115
9,554	Pollen Street Group Ltd.	105,971
8,770	Ridgepost Capital, Inc., Class A	63,670

		242,756

	Broadline Retail 1.3%
40,375	B&M European Value Retail PLC	90,664

	Cargo Ground Transportation 2.1%
415	Saia, Inc.*	145,781

	Commercial & Residential Mortgage Finance 1.7%
2,722	Merchants Bancorp	116,801

	Commodity Chemicals 0.8%
5,728	Gulf Oil Lubricants India Ltd.	53,718

	Communications Equipment 4.1%
300,000	Plover Bay Technologies Ltd.	275,976

	Construction & Engineering 5.7%
1,265	Limbach Holdings, Inc.*	98,733
25,714	Maas Group Holdings Ltd.	77,172
65,833	Tasmea Ltd.	207,807

		383,712

	Construction Machinery & Heavy Transportation Equipment 1.2%
4,529	Metso OYJ	78,489

	Construction Materials 1.3%
8,100	GCC SAB de CV	86,152

	Distributors 1.1%
405	Inter Cars SA	72,442

	Diversified Support Services 1.3%
4,618	Healthcare Services Group, Inc.*	85,664

Shares		Value

	Electrical Components & Equipment 2.0%
1,522	ASTA Energy Solutions AG*	$68,609
16,500	Rosebank Industries PLC*	68,794

		137,403

	Electronic Equipment & Instruments 2.4%
11,830	Blackline Safety Corp.*	60,294
2,800	Jeol Ltd.	104,289

		164,583

	Food Retail 1.1%
2,700	Halows Co. Ltd.	73,114

	Health Care Equipment 3.2%
173,023	AOTI, Inc.*	73,284
4,288	Axogen, Inc.*	142,062

		215,346

	Health Care Facilities 2.0%
183,000	Chaoju Eye Care Holdings Ltd.	60,213
5,171	CVS Group PLC	77,292

		137,505

	Health Care Supplies 2.4%
308,600	Riverstone Holdings Ltd.	164,986

	Heavy Electrical Equipment 1.9%
5,088	R&S Group Holding AG	131,722

	Homebuilding 1.0%
1,802	LGI Homes, Inc.*	71,233

	Human Resource & Employment Services 1.2%
2,815	Barrett Business Services, Inc.	82,142

	Industrial Machinery & Supplies & Components 0.8%
412	Krones AG	55,962

	Internet Services & Infrastructure 1.0%
7,800	User Local, Inc.	70,889

	Investment Banking & Brokerage 8.9%
2,075	Flow Traders Ltd.*	65,970
101,324	FRP Advisory Group PLC	146,853
2,964	Marex Group PLC	132,135
4,613	Nuvama Wealth Management Ltd.	56,905
4,993	Perella Weinberg Partners	90,673
783	PJT Partners, Inc., Class A	109,401

		601,937

	IT Consulting & Other Services 5.8%
14,000	Acer E-Enabling Service Business, Inc.	81,681
5,094	Hackett Group, Inc.	66,273
14,800	System Support Holdings, Inc.	103,035
45,100	ULS Group, Inc.	142,077

		393,066

Wasatch Global Small Cap Value Fund (WACVX / WGCVX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Life Sciences Tools & Services 1.4%
200	Medpace Holdings, Inc.*	$96,038

	Oil & Gas Drilling 1.2%
7,993	Odfjell Drilling Ltd.	83,732

	Oil & Gas Equipment & Services 1.1%
1,576	Cactus, Inc., Class A	74,655

	Oil & Gas Exploration & Production 1.6%
1,674	Matador Resources Co.	105,763

	Other Specialty Retail 1.1%
12,638	Watches of Switzerland Group PLC*	75,764

	Pharmaceuticals 1.0%
167	Virbac SACA	68,973

	Property & Casualty Insurance 1.6%
2,525	Skyward Specialty Insurance Group, Inc.*	110,292

	Regional Banks 3.7%
2,163	Plumas Bancorp	105,598
12,570	Shawbrook Group PLC*	53,241
1,257	Western Alliance Bancorp	89,058

		247,897

	Research & Consulting Services 5.2%
4,800	BayCurrent, Inc.	138,942
8,446	Elixirr International PLC	67,075
7,101	Public Policy Holding Co., Inc.*	92,881
13,600	SIGMAXYZ Holdings, Inc.	55,006

		353,904

	Semiconductors 4.8%
967	Elmos Semiconductor SE	166,628
1,374	Melexis NV	84,937
13,429	X-Fab Silicon Foundries SE*	75,172

		326,737

	Specialized Finance 1.4%
21,704	Burford Capital Ltd.	98,102

	Specialty Chemicals 1.0%
9,500	Allied Supreme Corp.*	66,952

	Steel 2.1%
4,967	Hill & Smith PLC	139,236

	Trading Companies & Distributors 8.1%
2,455	ADENTRA, Inc.	59,385
910	DXP Enterprises, Inc.*	127,155
128,737	Emeco Holdings Ltd.*	108,600
2,981	Global Industrial Co.	93,961
892	IMCD NV	93,344
2,800	Totech Corp.	66,092

		548,537

	Total Common Stocks (cost $6,996,868)	6,727,493

	Total Investments (cost $6,996,868) 99.1%§	6,727,493

	Other Assets less Liabilities 0.9%	64,318

	Net Assets 100.0%	$6,791,811

*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 48.54%.

See Notes to Financial Statements.

At March 31, 2026, the Wasatch Global Small Cap Value Fund’s investments were in the following countries:

Country	%
Australia	5.8
Belgium	1.3
Canada	1.8
China	2.0
Finland	1.2
France	2.1
Germany	4.3
Hong Kong	4.1
India	1.6
Japan	12.3
Mexico	1.3
Netherlands	2.4
Norway	1.2
Poland	1.1
Singapore	2.5
Sweden	2.0
Switzerland	2.0
Taiwan	2.2
United Kingdom	15.2
United States	33.6

TOTAL	100.0%

Wasatch Global Value Fund (FMIEX / WILCX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.4%

	Apparel, Accessories & Luxury Goods 2.3%
53,500	PVH Corp.	$3,732,160

	Broadline Retail 1.3%
136,000	Alibaba Group Holding Ltd.	2,131,730

	Cargo Ground Transportation 2.3%
38,400	ArcBest Corp.	3,777,024

	Consumer Staples Merchandise Retail 1.7%
23,200	Dollar General Corp.	2,754,536

	Diversified Banks 16.1%
55,000	Citigroup, Inc.	6,237,550
175,000	ING Groep NV, ADR	4,558,750
20,000	JPMorgan Chase & Co.	5,883,200
89,000	U.S. Bancorp	4,628,890
162,000	United Overseas Bank Ltd.	4,637,370

		25,945,760

	Diversified Metals & Mining 2.1%
30,000	Rio Tinto Ltd.	3,408,407

	Electric Utilities 6.5%
40,000	Duke Energy Corp.	5,237,600
108,000	Exelon Corp.	5,294,160

		10,531,760

	Food Retail 2.6%
90,000	Koninklijke Ahold Delhaize NV	4,191,229

	Gas Utilities 2.2%
120,000	Naturgy Energy Group SA	3,592,383

	Health Care Services 2.1%
17,000	Quest Diagnostics, Inc.	3,331,660

	Integrated Oil & Gas 10.4%
24,000	Chevron Corp.	4,965,600
69,000	Suncor Energy, Inc.	4,563,791
78,000	TotalEnergies SE	7,158,381

		16,687,772

	Integrated Telecommunication Services 6.7%
130,000	AT&T, Inc.	3,768,700
17,300,000	Telkom Indonesia Persero Tbk. PT	3,115,008
77,000	Verizon Communications, Inc.	3,865,400

		10,749,108

	IT Consulting & Other Services 2.3%
58,000	Amdocs Ltd.	3,785,080

	Managed Health Care 1.2%
59,500	Centene Corp.*	1,948,030

	Multi-Line Insurance 2.7%
94,000	AXA SA	4,319,444

Shares		Value

	Other Specialized REITs 2.6%
151,000	VICI Properties, Inc.	$4,125,320

	Paper & Plastic Packaging Products & Materials 2.3%
68,000	Sonoco Products Co.	3,678,120

	Paper Products 2.0%
105,000	UPM-Kymmene OYJ	3,286,474

	Passenger Airlines 2.0%
202,000	Japan Airlines Co. Ltd.	3,297,933

	Pharmaceuticals 10.5%
29,000	Johnson & Johnson	7,088,760
36,000	Novartis AG	5,525,795
194,000	Shionogi & Co. Ltd.	4,291,463

		16,906,018

	Rail Transportation 2.7%
18,200	Union Pacific Corp.	4,415,684

	Real Estate Operating Companies 2.0%
48,500	LEG Immobilien SE	3,168,104

	Reinsurance 2.2%
5,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,473,477

	Retail REITs 2.6%
185,000	Kimco Realty Corp.	4,156,950

	Semiconductors 1.5%
55,800	Intel Corp.*	2,462,454

	Technology Hardware, Storage & Peripherals 0.9%
12,000	Samsung Electronics Co. Ltd.	1,403,536

	Tobacco 3.3%
49,000	KT&G Corp.	5,269,101

	Transaction & Payment Processing Services 1.3%
38,000	Fiserv, Inc.*	2,120,400

	Total Common Stocks (cost $110,821,114)	158,649,654

	Total Investments (cost $110,821,114) 98.4%§	158,649,654

	Other Assets less Liabilities 1.6%	2,611,764

	Net Assets 100.0%	$161,261,418

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 31.86%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

Wasatch Global Value Fund (FMIEX / WILCX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

At March 31, 2026, the Wasatch Global Value Fund’s investments were in the following countries:

Country	%
Australia	2.1
Canada	2.9
China	1.3
Finland	2.1
France	7.2
Germany	4.2
Indonesia	2.0
Japan	4.8
Netherlands	5.5
Singapore	2.9
South Korea	4.2
Spain	2.3
Switzerland	3.5
United States	55.0

TOTAL	100.0%

Wasatch International Growth Fund (WAIGX / WIIGX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 96.3%

	Aerospace & Defense 3.3%
50,596	Exosens SAS	$3,643,338
92,552	Mildef Group AB	1,353,086

		4,996,424

	Airport Services 1.4%
147,668	Grupo Aeroportuario del Centro Norte SAB de CV	2,116,605

	Apparel Retail 1.7%
31,633	Aritzia, Inc.*	2,581,395

	Application Software 2.6%
581,720	Rakus Co. Ltd.	2,773,118
57,142	Technology One Ltd.	1,084,689

		3,857,807

	Asset Management & Custody Banks 2.1%
44,227	JTC PLC	761,005
101,517	Kfin Technologies Ltd.	952,450
19,095	Next Generation Technology Group, Inc.*	1,443,284

		3,156,739

	Building Products 3.0%
177,063	Carel Industries SpA	4,512,716

	Casinos & Gaming 3.1%
158,575	Lottomatica Group SpA	4,578,829

	Commercial & Residential Mortgage Finance 0.5%
102,067	OSB Group PLC	710,065

	Communications Equipment 2.0%
3,259,781	Plover Bay Technologies Ltd.	2,998,735

	Construction & Engineering 1.9%
543,074	Tasmea Ltd.	1,714,250
42,907	United Integrated Services Co. Ltd.	1,139,736

		2,853,986

	Construction Machinery & Heavy Transportation Equipment 1.4%
28,148	FLSmidth & Co. AS	2,132,393

	Consumer Finance 1.0%
106,075	Cholamandalam Financial Holdings Ltd.	1,539,328

	Diversified Banks 2.6%
480,337	Inter & Co., Inc., Class A	3,823,483

	Diversified Real Estate Activities 1.9%
341,902	Patrizia SE	2,780,899

	Diversified Support Services 1.4%
204,986	Japan Elevator Service Holdings Co. Ltd.	2,119,668

	Drug Retail 1.9%
131,400	Sugi Holdings Co. Ltd.	2,893,442

Shares		Value

	Electrical Components & Equipment 4.3%
55,219	ASTA Energy Solutions AG*	$2,489,171
43,371	Cenergy Holdings SA	953,943
37,156	Pfisterer Holding SE*	3,016,420

		6,459,534

	Electronic Components 0.9%
55,612	Kohoku Kogyo Co. Ltd.	1,359,346

	Electronic Equipment & Instruments 5.9%
80,852	Halma PLC	4,125,941
151,738	Lagercrantz Group AB, Class B	3,241,456
9,281	Park Systems Corp.	1,471,186

		8,838,583

	Food Retail 1.3%
53,952	BBB Foods, Inc., Class A*	1,908,282

	Health Care Facilities 1.3%
188,240	Max Healthcare Institute Ltd.	1,931,497

	Health Care Services 1.0%
33,176	Diagnostyka SA, Series F	1,533,300

	Health Care Supplies 1.8%
35,300	Asahi Intecc Co. Ltd.	753,797
3,715,200	Riverstone Holdings Ltd.	1,986,247

		2,740,044

	Heavy Electrical Equipment 2.3%
37,394	Sinfonia Technology Co. Ltd.	2,576,297
99,940	TD Power Systems Ltd.	907,195

		3,483,492

	Human Resource & Employment Services 1.5%
2,421	Benefit Systems SA*	2,294,969

	Industrial Machinery & Supplies & Components 3.4%
4,786	Goodwin PLC	724,859
12,138	Kardex Holding AG	3,652,009
38,841	Stabilus SE	729,465

		5,106,333

	Interactive Media & Services 1.4%
84,883	Hemnet Group AB	967,579
9,937	Scout24 SE	766,723
10,609	SMG Swiss Marketplace Group AG*	370,663

		2,104,965

	Investment Banking & Brokerage 5.5%
643,626	AJ Bell PLC	4,002,243
68,476	flatexDEGIRO SE	2,361,418
41,634	Marex Group PLC	1,856,044

		8,219,705

	Life & Health Insurance 2.1%
211,119	Discovery Ltd.	3,097,930

Wasatch International Growth Fund (WAIGX / WIIGX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Other Specialty Retail 2.6%
48,976	Jumbo SA	$1,244,264
434,187	Watches of Switzerland Group PLC*	2,602,931

		3,847,195

	Property & Casualty Insurance 3.6%
97,910	Definity Financial Corp.	4,609,392
82,618	Qualitas Controladora SAB de CV	792,991

		5,402,383

	Regional Banks 3.2%
306,502	AU Small Finance Bank Ltd.	2,744,451
481,226	Shawbrook Group PLC*	2,038,243

		4,782,694

	Research & Consulting Services 1.4%
74,500	BayCurrent, Inc.	2,156,501

	Semiconductor Materials & Equipment 4.1%
16,628	Camtek Ltd.*	2,520,971
350,152	Japan Material Co. Ltd.	3,643,961

		6,164,932

	Semiconductors 3.0%
9,479	ASPEED Technology, Inc.	3,267,360
18,788	Melexis NV	1,161,424

		4,428,784

	Specialty Chemicals 1.8%
13,645	Alzchem Group AG	2,730,973

	Technology Hardware, Storage & Peripherals 1.2%
186,344	Dynavox Group AB*	1,743,093

	Trading Companies & Distributors 10.9%
55,370	Diploma PLC	4,420,852
13,432	IMCD NV	1,405,604
414,748	MonotaRO Co. Ltd.	4,495,667
442,453	OEM International AB, Class B	6,029,212

		16,351,335

	Total Common Stocks (cost $124,069,938)	144,338,384

	Total Investments (cost $124,069,938) 96.3%§	144,338,384

	Other Assets less Liabilities 3.7%	5,582,304

	Net Assets 100.0%	$149,920,688

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 65.77%.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch International Growth Fund’s investments were in the following countries:

Country	%
Australia	1.9
Belgium	0.8
Brazil	2.7
Canada	5.0
Denmark	1.5
France	2.5
Germany	10.3
Greece	1.5
Hong Kong	2.1
India	5.6
Israel	1.7
Italy	6.3
Japan	16.8
Mexico	3.3
Netherlands	1.0
Poland	2.7
Singapore	1.4
South Africa	2.1
South Korea	1.0
Sweden	9.2
Switzerland	2.8
Taiwan	3.1
United Kingdom	14.7

TOTAL	100.0%

Wasatch International Opportunities Fund (WAIOX / WIIOX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.9%

	Aerospace & Defense 2.3%
41,416	Mildef Group AB	$605,491

	Alternative Carriers 2.1%
49,307	Chief Telecom, Inc.	546,997

	Application Software 3.5%
4,559	Atoss Software SE	404,982
105,764	Rakus Co. Ltd.	504,188

		909,170

	Asset Management & Custody Banks 5.1%
5,500	Next Generation Technology Group, Inc.*	415,714
15,968	Prudent Corporate Advisory Services Ltd.	366,166
72,723	Tatton Asset Management PLC	560,211

		1,342,091

	Building Products 2.5%
71,783	KRN Heat Exchanger & Refrigeration Ltd.*	657,375

	Communications Equipment 3.4%
965,618	Plover Bay Technologies Ltd.	888,290

	Computer & Electronics Retail 1.4%
59,800	FPT Digital Retail JSC*	356,405

	Construction & Engineering 3.6%
104,346	Maas Group Holdings Ltd.	313,160
201,970	Tasmea Ltd.	637,532

		950,692

	Construction Machinery & Heavy Transportation Equipment 1.3%
41,663	Action Construction Equipment Ltd.	332,989

	Consumer Finance 1.7%
41,950	Premium Group Co. Ltd.	449,755

	Distributors 3.2%
38,396	Supply Network Ltd.	842,395

	Diversified Banks 1.9%
51,497	Optima bank SA	507,468

	Diversified Support Services 7.5%
156,374	CMS Info Systems Ltd.	437,886
89,100	Japan Elevator Service Holdings Co. Ltd.	921,343
139,197	Prestige International, Inc.	597,290

		1,956,519

	Drug Retail 2.1%
83,495	Apotea AB*	560,432

	Electrical Components & Equipment 3.1%
18,034	ASTA Energy Solutions AG*	812,939

	Electronic Components 1.3%
13,917	Kohoku Kogyo Co. Ltd.	340,179

Shares		Value

	Electronic Equipment & Instruments 6.8%
96,000	Blackline Safety Corp.*	$489,282
14,446	Nayax Ltd.*	814,745
3,090	Park Systems Corp.	489,814

		1,793,841

	Health Care Services 4.8%
9,485	Diagnostyka SA, Series F	438,370
89,347	Vijaya Diagnostic Centre Ltd.	819,321

		1,257,691

	Health Care Technology 1.6%
33,000	eWeLL Co. Ltd.	431,251

	Hotels, Resorts & Cruise Lines 1.4%
37,000	tripla Co. Ltd.*	353,716

	Industrial Machinery & Supplies & Components 2.1%
30,467	Circus SE*	207,774
20,000	Gala Precision Engineering Ltd.*	150,846
1,300	Goodwin PLC	196,890

		555,510

	Interactive Media & Services 0.7%
17,077	Hemnet Group AB	194,660

	Internet Services & Infrastructure 1.0%
29,500	User Local, Inc.	268,106

	Investment Banking & Brokerage 6.0%
101,024	AJ Bell PLC	628,195
400,910	FRP Advisory Group PLC	581,056
14,933	JDC Group AG*	372,823

		1,582,074

	IT Consulting & Other Services 3.1%
31,658	baudroie, Inc.	372,415
137,400	ULS Group, Inc.	432,847

		805,262

	Packaged Foods & Meats 2.4%
24,842	Kri-Kri Milk Industry SA	618,186

	Personal Care Products 3.3%
53,115	Sarantis SA	859,502

	Pharmaceuticals 0.9%
114,000	Consun Pharmaceutical Group Ltd.	243,229

	Real Estate Services 3.7%
34,588	AZOOM Co. Ltd.	978,377

	Research & Consulting Services 3.4%
63,975	Elixirr International PLC	508,064
96,900	SIGMAXYZ Holdings, Inc.	391,915

		899,979

	Semiconductor Materials & Equipment 1.1%
28,600	Japan Material Co. Ltd.	297,634

Wasatch International Opportunities Fund (WAIOX / WIIOX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Semiconductors 4.4%
6,683	Elmos Semiconductor SE	$1,151,575

	Technology Hardware, Storage & Peripherals 2.6%
88,364	Concurrent Technologies PLC	221,042
49,580	Dynavox Group AB*	463,780

		684,822

	Trading Companies & Distributors 2.6%
333,259	Emeco Holdings Ltd.*	281,131
30,894	Momentum Group AB	402,869

		684,000

	Total Common Stocks (cost $22,832,313)	25,718,602

	Total Investments (cost $22,832,313) 97.9%§	25,718,602

	Other Assets less Liabilities 2.1%	547,680

	Net Assets 100.0%	$26,266,282

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 72.87%.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch International Opportunities Fund’s investments were in the following countries:

Country	%
Australia	8.1
Canada	1.9
China	0.9
Germany	11.5
Greece	7.7
Hong Kong	3.4
India	10.7
Israel	3.2
Japan	26.3
Poland	1.7
South Korea	1.9
Sweden	8.7
Taiwan	2.1
United Kingdom	10.5
Vietnam	1.4

TOTAL	100.0%

Wasatch International Select Fund (WAISX / WGISX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 96.6%

	Aerospace & Defense 8.8%
5,697	BAE Systems PLC	$167,028
4,403	Kongsberg Gruppen ASA	187,685

		354,713

	Apparel, Accessories & Luxury Goods 0.9%
19	Hermes International SCA	35,993

	Automobile Manufacturers 1.1%
126	Ferrari NV	42,752

	Broadline Retail 3.5%
1,145	Dollarama, Inc.	140,526

	Building Products 1.5%
74	Belimo Holding AG	60,099

	Casinos & Gaming 5.0%
6,995	Lottomatica Group SpA	201,979

	Construction & Engineering 7.9%
1,890	AtkinsRealis Group, Inc.	121,598
3,200	Kraftia Corp.	193,553

		315,151

	Construction Machinery & Heavy Transportation Equipment 3.0%
6,961	Metso OYJ	120,636

	Diversified Banks 3.1%
7,734	Bankinter SA	122,486

	Diversified Real Estate Activities 3.9%
5,500	Sumitomo Realty & Development Co. Ltd.	156,067

	Drug Retail 2.4%
4,300	Sugi Holdings Co. Ltd.	94,686

	Electrical Components & Equipment 4.1%
1,523	Pfisterer Holding SE*	123,641
354	Prysmian SpA	41,804

		165,445

	Electronic Equipment & Instruments 5.0%
3,908	Halma PLC	199,428

	Industrial Machinery & Supplies & Components 3.5%
5,000	Ebara Corp.	141,541

	Interactive Home Entertainment 2.0%
1,400	Nintendo Co. Ltd.	79,920

	Interactive Media & Services 1.7%
466	Scout24 SE	35,956
878	SMG Swiss Marketplace Group AG*	30,676

		66,632

	Movies & Entertainment 3.8%
315	Spotify Technology SA*	152,747

Shares		Value

	Oil & Gas Equipment & Services 4.1%
2,373	TechnipFMC PLC	$164,045

	Oil & Gas Exploration & Production 2.6%
9,310	Whitecap Resources, Inc.	105,073

	Oil & Gas Storage & Transportation 1.0%
170	Gaztransport Et Technigaz SA	39,983

	Other Specialty Retail 3.9%
6,114	Jumbo SA	155,330

	Pharmaceuticals 2.0%
4,400	Daiichi Sankyo Co. Ltd.	78,719

	Property & Casualty Insurance 3.8%
3,259	Definity Financial Corp.	153,427

	Regional Banks 2.5%
9,300	SBI Shinsei Bank Ltd.	101,590

	Research & Consulting Services 0.9%
1,250	BayCurrent, Inc.	36,183

	Semiconductor Materials & Equipment 6.1%
189	ASM International NV	143,253
473	BE Semiconductor Industries NV	101,314

		244,567

	Soft Drinks & Non-Alcoholic Beverages 4.0%
2,873	Coca-Cola HBC AG, Class DI	161,834

	Trading Companies & Distributors 4.5%
2,312	Finning International, Inc.	143,065
3,500	MonotaRO Co. Ltd.	37,938

		181,003

	Total Common Stocks (cost $3,386,628)	3,872,555

	Total Investments (cost $3,386,628) 96.6%§	3,872,555

	Other Assets less Liabilities 3.4%	135,581

	Net Assets 100.0%	$4,008,136

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 63.60%.

	See Notes to Financial Statements.

Wasatch International Select Fund (WAISX / WGISX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

At March 31, 2026, the Wasatch International Select Fund’s investments were in the following countries:

Country	%
Canada	17.1
Finland	3.1
France	2.0
Germany	4.1
Greece	4.0
Italy	7.4
Japan	23.8
Netherlands	6.3
Norway	4.9
Spain	3.2
Sweden	4.0
Switzerland	2.3
United Kingdom	13.6
United States	4.2

TOTAL	100.0%

Wasatch International Small Cap Value Fund (WASVX/WGSVX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 93.8%

	Advertising 1.4%
1,368	4imprint Group PLC	$61,798

	Aerospace & Defense 2.5%
7,194	Mildef Group AB	105,174

	Apparel, Accessories & Luxury Goods 1.6%
25,500	Li Ning Co. Ltd.	70,452

	Asset Management & Custody Banks 3.5%
2,700	Integral Corp.	54,836
8,414	Pollen Street Group Ltd.	93,326

		148,162

	Broadline Retail 1.9%
36,629	B&M European Value Retail PLC	82,252

	Commodity Chemicals 1.3%
6,098	Gulf Oil Lubricants India Ltd.	57,188

	Communications Equipment 5.9%
272,000	Plover Bay Technologies Ltd.	250,218

	Construction & Engineering 5.9%
21,278	Maas Group Holdings Ltd.	63,859
58,951	Tasmea Ltd.	186,083

		249,942

	Construction Machinery & Heavy Transportation Equipment 1.7%
4,136	Metso OYJ	71,678

	Construction Materials 1.7%
7,000	GCC SAB de CV	74,452

	Distributors 1.5%
367	Inter Cars SA	65,645

	Electrical Components & Equipment 3.2%
1,607	ASTA Energy Solutions AG*	72,441
15,000	Rosebank Industries PLC*	62,540

		134,981

	Electronic Equipment & Instruments 3.6%
11,669	Blackline Safety Corp.*	59,473
2,500	Jeol Ltd.	93,116

		152,589

	Food Retail 1.1%
1,700	Halows Co. Ltd.	46,035

	Health Care Equipment 1.4%
146,199	AOTI, Inc.*	61,923

	Health Care Facilities 2.9%
167,000	Chaoju Eye Care Holdings Ltd.	54,948
4,665	CVS Group PLC	69,729

		124,677

Shares		Value

	Health Care Supplies 3.0%
238,800	Riverstone Holdings Ltd.	$127,669

	Heavy Electrical Equipment 2.6%
4,350	R&S Group Holding AG	112,616

	Industrial Machinery & Supplies & Components 1.2%
377	Krones AG	51,208

	Internet Services & Infrastructure 1.4%
6,800	User Local, Inc.	61,801

	Investment Banking & Brokerage 8.5%
1,892	Flow Traders Ltd.*	60,152
93,122	FRP Advisory Group PLC	134,966
2,647	Marex Group PLC	118,003
4,014	Nuvama Wealth Management Ltd.	49,516

		362,637

	IT Consulting & Other Services 6.4%
12,000	Acer E-Enabling Service Business, Inc.	70,013
12,800	System Support Holdings, Inc.	89,111
35,700	ULS Group, Inc.	112,465

		271,589

	Oil & Gas Drilling 1.8%
7,298	Odfjell Drilling Ltd.	76,451

	Other Specialty Retail 1.6%
11,541	Watches of Switzerland Group PLC*	69,188

	Packaged Foods & Meats 0.8%
34,000	Sappe PCL	32,216

	Pharmaceuticals 1.6%
161	Virbac SACA	66,495

	Regional Banks 1.1%
11,107	Shawbrook Group PLC*	47,044

	Research & Consulting Services 5.2%
4,100	BayCurrent, Inc.	118,680
7,950	Elixirr International PLC	63,136
10,200	SIGMAXYZ Holdings, Inc.	41,254

		223,070

	Semiconductors 6.8%
885	Elmos Semiconductor SE	152,498
1,193	Melexis NV	73,748
11,680	X-Fab Silicon Foundries SE*	65,382

		291,628

	Specialty Chemicals 1.2%
7,000	Allied Supreme Corp.*	49,333

	Steel 2.8%
4,190	Hill & Smith PLC	117,455

Wasatch International Small Cap Value Fund (WASVX/WGSVX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Trading Companies & Distributors 6.7%
2,242	ADENTRA, Inc.	$54,233
111,971	Emeco Holdings Ltd.*	94,457
761	IMCD NV	79,635
2,400	Totech Corp.	56,650

		284,975

	Total Common Stocks (cost $4,253,728)	4,002,541

	Total Investments (cost $4,253,728) 93.8%§	4,002,541

	Other Assets less Liabilities 6.2%	263,179

	Net Assets 100.0%	$4,265,720

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 66.71%.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch International Small Cap Value’s investments were in the following countries:

Country	%
Australia	8.6
Belgium	1.8
Canada	2.8
China	3.1
Finland	1.8
France	3.3
Germany	6.9
Hong Kong	6.3
India	2.7
Japan	16.8
Mexico	1.9
Netherlands	3.5
Norway	1.9
Poland	1.6
Singapore	3.2
Sweden	2.6
Switzerland	2.8
Taiwan	3.0
Thailand	0.8
United Kingdom	23.0
United States	1.6

TOTAL	100.0%

Wasatch International Value Fund (WAIVX / WGIVX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 100.0%

	Automotive Parts & Equipment 2.4%
7,627	Magna International, Inc.	$425,952

	Broadline Retail 1.4%
15,300	Alibaba Group Holding Ltd.	239,820

	Diversified Banks 21.4%
1,258,400	Bank Rakyat Indonesia Persero Tbk. PT	251,455
37,445	HSBC Holdings PLC	614,944
24,617	ING Groep NV	638,975
487,800	Krung Thai Bank PCL	517,677
36,134	Nordea Bank Abp	619,804
45,042	Piraeus Bank SA	370,065
4,518	Toronto-Dominion Bank	421,953
12,400	United Overseas Bank Ltd.	354,959

		3,789,832

	Diversified Metals & Mining 2.2%
3,475	Rio Tinto Ltd.	394,807

	Electronic Manufacturing Services 2.6%
37,700	Venture Corp. Ltd.	453,938

	Food Retail 1.8%
6,798	Koninklijke Ahold Delhaize NV	316,577

	Gas Utilities 3.0%
17,667	Naturgy Energy Group SA	528,889

	Health Care Distributors 2.2%
20,800	Medipal Holdings Corp.	390,569

	Industrial Machinery & Supplies & Components 2.0%
4,972	ANDRITZ AG	345,842

	Integrated Oil & Gas 11.8%
50,696	BP PLC	396,788
19,654	Eni SpA	558,837
6,758	Suncor Energy, Inc.	446,987
7,416	TotalEnergies SE	680,597

		2,083,209

	Integrated Telecommunication Services 4.7%
14,756	Deutsche Telekom AG	550,742
1,608,100	Telkom Indonesia Persero Tbk. PT	289,552

		840,294

	Multi-Line Insurance 3.4%
13,124	AXA SA	603,068

	Multi-Utilities 5.9%
13,824	Engie SA	445,512
35,719	National Grid PLC	602,940

		1,048,452

Shares		Value

	Paper Products 2.2%
12,673	UPM-Kymmene OYJ	$396,662

	Passenger Airlines 2.5%
27,100	Japan Airlines Co. Ltd.	442,445

	Pharmaceuticals 9.1%
2,300	Novartis AG	353,037
10,656	Richter Gedeon Nyrt	379,371
4,586	Sanofi SA	442,869
20,100	Shionogi & Co. Ltd.	444,631

		1,619,908

	Real Estate Development 3.0%
363,000	Sino Land Co. Ltd.	531,917

	Real Estate Operating Companies 2.2%
6,063	LEG Immobilien SE	396,046

	Regional Banks 2.6%
27,600	Shizuoka Financial Group, Inc.	458,286

	Reinsurance 2.8%
772	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	487,550

	Soft Drinks & Non-Alcoholic Beverages 2.7%
17,200	Suntory Beverage & Food Ltd.	485,730

	Specialty Chemicals 2.3%
5,985	Arkema SA	410,917

	Technology Hardware, Storage & Peripherals 0.9%
1,400	Samsung Electronics Co. Ltd.	163,746

	Tobacco 4.9%
6,130	British American Tobacco PLC	355,900
13,300	Japan Tobacco, Inc.	510,240

		866,140

	Total Common Stocks (cost $14,748,830)	17,720,596

	Total Investments (cost $14,748,830) 100.0%§	17,720,596

	Liabilities less Other Assets (0.0%)	(5,686)

	Net Assets 100.0%	$17,714,910

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 78.25%.

	See Notes to Financial Statements.

Wasatch International Value Fund (WAIVX / WGIVX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

At March 31, 2026, the Wasatch International Value Fund’s investments were in the following countries:

Country	%
Australia	2.2
Austria	1.9
Canada	7.3
China	1.4
Finland	5.7
France	14.6
Germany	8.1
Greece	2.1
Hong Kong	3.0
Hungary	2.1
Indonesia	3.1
Italy	3.2
Japan	15.4
Netherlands	5.4
Singapore	4.6
South Korea	0.9
Spain	3.0
Switzerland	2.0
Thailand	2.9
United Kingdom	11.1

TOTAL	100.0%

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 127.2%

	Aerospace & Defense 2.1%
13,069	Loar Holdings, Inc.* ††	$748,723

	Agricultural & Farm Machinery 2.7%
5,820	Alamo Group, Inc.	960,125

	Application Software 8.3%
133,840	CCC Intelligent Solutions Holdings, Inc.* ††	803,040
7,955	Guidewire Software, Inc.* ††	1,189,750
17,110	Procore Technologies, Inc.* ††	975,270

		2,968,060

	Asset Management & Custody Banks 2.8%
9,991	Hamilton Lane, Inc., Class A††	993,105

	Automotive Parts & Equipment 1.9%
15,522	XPEL, Inc.* ††	687,004

	Automotive Retail 3.0%
31,371	Valvoline, Inc.* ††	1,056,575

	Biotechnology 3.4%
243,988	C4 Therapeutics, Inc.*	641,688
96,036	MacroGenics, Inc.*	277,544
57,441	Nkarta, Inc.*	121,201
5,573	Viking Therapeutics, Inc.* ††	181,345

		1,221,778

	Cargo Ground Transportation 3.3%
3,304	Saia, Inc.* ††	1,160,629

	Construction & Engineering 3.7%
11,210	Everus Construction Group, Inc.* ††	1,323,453

	Construction Machinery & Heavy Transportation Equipment 4.8%
9,465	Allison Transmission Holdings, Inc.††	1,107,973
4,202	Oshkosh Corp.††	618,576

		1,726,549

	Consumer Finance 1.6%
22,756	EZCORP, Inc., Class A* ††	577,547

	Electronic Equipment & Instruments 3.1%
9,243	Novanta, Inc.* ††	1,091,691

	Electronic Manufacturing Services 3.8%
2,612	Fabrinet*	1,362,210

	Environmental & Facilities Services 3.4%
15,317	Casella Waste Systems, Inc., Class A* ††	1,215,251

	Health Care Equipment 1.2%
8,262	Inspire Medical Systems, Inc.*	426,154

	Health Care Facilities 4.7%
8,225	Ensign Group, Inc.††	1,657,338

	Health Care Services 7.1%
10,225	Addus HomeCare Corp.* ††	957,571
35,389	Pediatrix Medical Group, Inc.*	756,971
27,329	Pennant Group, Inc.* ††	832,988

		2,547,530

Shares		Value

	Health Care Supplies 2.6%
4,858	UFP Technologies, Inc.* ††	$940,509

	Home Improvement Retail 2.2%
15,132	Floor & Decor Holdings, Inc., Class A* ††	768,706

	Homebuilding 2.9%
13,979	Champion Homes, Inc.* ††	1,039,618

	Industrial Machinery & Supplies & Components 9.5%
5,520	Kadant, Inc.††	1,613,773
3,238	RBC Bearings, Inc.* ††	1,758,623

		3,372,396

	Investment Banking & Brokerage 3.3%
20,918	Moelis & Co., Class A††	1,192,326

	Life Sciences Tools & Services 4.0%
3,007	Medpace Holdings, Inc.* ††	1,443,931

	Managed Health Care 5.5%
23,385	HealthEquity, Inc.* ††	1,954,285

	Metal, Glass & Plastic Containers 2.3%
21,261	Silgan Holdings, Inc.††	824,927

	Other Specialty Retail 3.7%
2,905	Five Below, Inc.* ††	663,734
46,635	Sally Beauty Holdings, Inc.*	645,895

		1,309,629

	Packaged Foods & Meats 2.1%
12,425	Freshpet, Inc.* ††	732,578

	Passenger Airlines 0.8%
2,478	Copa Holdings SA, Class A	281,526

	Pharmaceuticals 2.4%
229,479	Esperion Therapeutics, Inc.* ††	628,772
19,882	Phathom Pharmaceuticals, Inc.* ††	220,889

		849,661

	Property & Casualty Insurance 1.1%
3,748	Axis Capital Holdings Ltd.††	380,085

	Regional Banks 4.1%
32,087	Bank OZK††	1,472,472

	Research & Consulting Services 6.9%
14,040	ICF International, Inc.	916,672
18,113	UL Solutions, Inc., Class A††	1,552,465

		2,469,137

	Semiconductor Materials & Equipment 1.5%
16,683	PDF Solutions, Inc.* ††	545,701

	Semiconductors 3.7%
1,201	Monolithic Power Systems, Inc.††	1,313,113

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Technology Distributors 3.4%
10,924	ScanSource, Inc.* ††	$396,541
4,765	TD SYNNEX Corp.††	803,903

		1,200,444

	Transaction & Payment Processing Services 4.3%
11,104	Euronet Worldwide, Inc.* ††	736,972
17,831	Shift4 Payments, Inc., Class A* ††	779,750

		1,516,722

	Total Common Stocks (cost $41,064,078)	45,331,488

	WARRANTS 0.0%

	Biotechnology 0.0%
178,571	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	10,714

	Total Warrants (cost $36,977)	10,714

	COMMON STOCKS SOLD SHORT (42.1%)

	Advertising 0.7%
(86,006)	Thryv Holdings, Inc.*	(235,656)

	Aerospace & Defense 0.6%
(3,208)	Rocket Lab Corp.*	(206,018)

	Alternative Carriers 1.1%
(5,876)	Globalstar, Inc.*	(390,284)

	Apparel Retail 1.0%
(15,418)	Revolve Group, Inc.*	(348,601)

	Application Software 5.7%
(40,936)	Asana, Inc., Class A*	(261,990)
(32,970)	Bitdeer Technologies Group, Class A* (Singapore)	(285,191)
(101,527)	CS Disco, Inc.*	(387,833)
(75,150)	Domo, Inc., Class B*	(229,959)
(4,171)	ServiceTitan, Inc., Class A*	(264,692)
(40,969)	SoundHound AI, Inc., Class A*	(281,457)
(46,140)	Sprinklr, Inc., Class A*	(276,840)

		(1,987,962)

	Biotechnology 0.6%
(75,084)	Sana Biotechnology, Inc.*	(216,242)

	Communications Equipment 0.8%
(427)	Lumentum Holdings, Inc.*	(300,079)

	Construction & Engineering 0.8%
(11,533)	Ameresco, Inc., Class A*	(294,092)

	Consumer Finance 0.6%
(8,344)	Upstart Holdings, Inc.*	(214,024)

Shares		Value

	Electrical Components & Equipment 1.5%
(17,649)	Fluence Energy, Inc.*	$(242,850)
(22,043)	Sunrun, Inc.*	(298,903)

		(541,753)

	Electronic Equipment & Instruments 0.9%
(215,774)	SmartRent, Inc.*	(323,661)

	Health Care Equipment 0.9%
(20,630)	Alphatec Holdings, Inc.*	(224,454)
(64,583)	Pulmonx Corp.*	(83,312)

		(307,766)

	Health Care Facilities 1.4%
(15,990)	Acadia Healthcare Co., Inc.*	(374,006)
(676)	National HealthCare Corp.	(107,957)

		(481,963)

	Health Care Technology 0.6%
(25,230)	Phreesia, Inc.*	(211,427)

	Heavy Electrical Equipment 1.3%
(2,042)	Bloom Energy Corp., Class A*	(276,671)
(18,626)	NuScale Power Corp.*	(201,906)

		(478,577)

	Homebuilding 1.0%
(17,752)	Legacy Housing Corp.*	(362,674)

	Hotels, Resorts & Cruise Lines 1.9%
(2,819)	Hyatt Hotels Corp., Class A	(405,344)
(15,680)	Lindblad Expeditions Holdings, Inc.*	(271,264)

		(676,608)

	Interactive Home Entertainment 0.3%
(2,154)	ROBLOX Corp., Class A*	(121,830)

	Interactive Media & Services 1.9%
(25,434)	Angi, Inc.*	(174,223)
(169,847)	Nextdoor Holdings, Inc.*	(237,786)
(56,060)	Snap, Inc., Class A*	(257,876)

		(669,885)

	Internet Services & Infrastructure 1.9%
(9,385)	Applied Digital Corp.*	(222,800)
(804)	MongoDB, Inc.*	(196,795)
(2,039)	Twilio, Inc., Class A*	(256,547)

		(676,142)

	IT Consulting & Other Services 0.5%
(55,547)	BigBear.ai Holdings, Inc.*	(195,525)

	Leisure Facilities 0.7%
(9,321)	Life Time Group Holdings, Inc.*	(251,108)

	Leisure Products 0.8%
(67,809)	Peloton Interactive, Inc., Class A*	(290,901)

	Life Sciences Tools & Services 1.0%
(4,261)	Revvity, Inc.	(373,306)

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Multi-Family Residential REITs 0.1%
(19,394)	Elme Communities	$(38,982)

	Other Specialty Retail 0.0%
(8,662)	Leslie’s, Inc.*	(9,701)

	Packaged Foods & Meats 1.9%
(367,999)	BRC, Inc., Class A*	(285,641)
(1,823)	J.M. Smucker Co.	(175,810)
(1,656)	Marzetti Co.	(229,074)

		(690,525)

	Passenger Airlines 1.4%
(72,905)	Frontier Group Holdings, Inc.*	(257,355)
(29,924)	Joby Aviation, Inc.*	(247,172)

		(504,527)

	Personal Care Products 0.6%
(102,542)	Coty, Inc., Class A*	(206,109)

	Real Estate Development 0.7%
(3,899)	Howard Hughes Holdings, Inc.*	(246,651)

	Real Estate Services 1.4%
(104,923)	Real Brokerage, Inc.*	(262,308)
(5,322)	Zillow Group, Inc., Class C*	(220,224)

		(482,532)

	Restaurants 1.8%
(4,741)	Cava Group, Inc.*	(383,547)
(51,743)	Sweetgreen, Inc., Class A*	(268,546)

		(652,093)

	Specialty Chemicals 0.9%
(1,759)	Albemarle Corp.	(315,793)

	Telecom Tower REITs 0.6%
(1,334)	SBA Communications Corp.	(229,595)

	Trading Companies & Distributors 0.4%
(3,887)	Xometry, Inc., Class A*	(158,745)

	Transaction & Payment Processing Services 2.6%
(4,043)	Affirm Holdings, Inc.*	(185,250)
(61,371)	Payoneer Global, Inc.*	(296,422)
(26,197)	Remitly Global, Inc.*	(410,507)

		(892,179)

	Water Utilities 1.2%
(9,141)	California Water Service Group	(414,453)

	Total Investments Sold Short (proceeds $20,596,998) (42.1%)	(14,997,969)

	Total Investments, Net of Investments Sold Short (cost $20,504,057) 85.1%	30,344,233

	Other Assets less Liabilities 14.9%	5,317,982

	Net Assets 100.0%	$35,662,215

* Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at March 31, 2026 amounted to approximately $10,714 and represented 0.03% of net assets.

††All or a portion of this security has been designated as collateral for short sales.

REIT Real Estate Investment Trust.

See Notes to Financial Statements.

At March 31, 2026, the Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short were in the following countries:

Country	%
Panama	0.6
United States	99.4

TOTAL	100.0%

Wasatch Micro Cap Fund (WMICX / WGICX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 95.7%

	Aerospace & Defense 6.4%
202,404	Exosens SAS	$14,574,791
626,575	Mildef Group AB	9,160,366
290,609	TAT Technologies Ltd.*	11,807,444

		35,542,601

	Application Software 3.9%
103,496	Agilysys, Inc.*	7,362,706
423,997	Red Violet, Inc.*	14,670,296

		22,033,002

	Automotive Parts & Equipment 3.7%
1,864,914	Holley, Inc.*	5,725,286
340,683	XPEL, Inc.*	15,078,630

		20,803,916

	Biotechnology 1.0%
609,978	BriaPro Therapeutics Corp.* *** †	6,100
1,424,930	TriSalus Life Sciences, Inc.*	5,699,720

		5,705,820

	Commercial & Residential Mortgage Finance 0.4%
1,668,652	LoanDepot, Inc., Class A*	2,369,486

	Construction & Engineering 5.8%
333,630	Cardinal Infrastructure Group, Inc., Class A*	13,230,097
136,095	Limbach Holdings, Inc.*	10,622,215
803,080	Orion Group Holdings, Inc.*	8,753,572

		32,605,884

	Consumer Finance 1.5%
328,479	EZCORP, Inc., Class A*	8,336,797

	Education Services 5.6%
375,458	Lincoln Educational Services Corp.*	15,273,631
446,265	Universal Technical Institute, Inc.*	16,110,167

		31,383,798

	Electronic Components 2.4%
68,625	Bel Fuse, Inc., Class B	13,586,377

	Electronic Equipment & Instruments 7.6%
638,368	Arlo Technologies, Inc.*	9,083,977
1,842,183	Blackline Safety Corp.*	9,389,028
240,630	Napco Security Technologies, Inc.	9,478,416
259,718	Nayax Ltd.*	14,647,824

		42,599,245

	Financial Exchanges & Data 0.8%
3,721,830	Open Lending Corp.*	4,652,288

	Health Care Equipment 3.0%
7,153,322	AOTI, Inc.* ‡‡ §§	3,029,805
417,906	Axogen, Inc.*	13,845,226

		16,875,031

Shares		Value

	Health Care Services 3.9%
276,685	Castle Biosciences, Inc.*	$6,792,617
484,039	Pennant Group, Inc.*	14,753,508

		21,546,125

	Health Care Supplies 2.8%
326,060	OrthoPediatrics Corp.*	5,174,572
55,032	UFP Technologies, Inc.*	10,654,195

		15,828,767

	Home Furnishings 0.6%
5,024,165	Purple Innovation, Inc.*	3,321,978

	Homebuilding 2.5%
180,176	LGI Homes, Inc.*	7,122,357
526,284	Smith Douglas Homes Corp.* ‡‡	6,736,435

		13,858,792

	Industrial Machinery & Supplies & Components 3.4%
175,069	Kornit Digital Ltd.*	2,566,512
63,455	Standex International Corp.	16,172,141

		18,738,653

	Insurance Brokers 1.0%
127,483	Goosehead Insurance, Inc., Class A*	5,438,425

	Investment Banking & Brokerage 1.5%
473,871	Perella Weinberg Partners	8,605,497

	Leisure Products 1.2%
1,207,314	Latham Group, Inc.*	6,483,276

	Packaged Foods & Meats 6.1%
202,998	Freshpet, Inc.*	11,968,762
1,068,164	Mama’s Creations, Inc.*	16,385,636
427,092	Vital Farms, Inc.*	6,030,539

		34,384,937

	Pharmaceuticals 3.8%
3,030,088	Esperion Therapeutics, Inc.*	8,302,441
818,685	Journey Medical Corp.*	3,839,633
806,558	Phathom Pharmaceuticals, Inc.*	8,960,859

		21,102,933

	Property & Casualty Insurance 1.8%
529,086	American Integrity Insurance Group, Inc.	10,200,778

	Regional Banks 4.4%
227,160	Esquire Financial Holdings, Inc.	24,419,700

	Research & Consulting Services 5.2%
283,286	BlackSky Technology, Inc.*	7,127,476
107,001	ICF International, Inc.	6,986,095
198,734	Willdan Group, Inc.*	15,215,075

		29,328,646

	Restaurants 2.5%
437,136	First Watch Restaurant Group, Inc.*	4,581,185
136,121	Kura Sushi USA, Inc., Class A*	9,499,885

		14,081,070

Wasatch Micro Cap Fund (WMICX / WGICX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Semiconductor Materials & Equipment 2.1%
338,937	Veeco Instruments, Inc.*	$11,476,407

	Semiconductors 2.2%
251,831	Ambiq Micro, Inc.*	6,399,026
1,812,464	indie Semiconductor, Inc., Class A*	5,836,134

		12,235,160

	Soft Drinks & Non-Alcoholic Beverages 1.9%
218,978	Vita Coco Co., Inc.*	10,491,236

	Specialized Finance 2.2%
1,068,300	Haymaker Acquisition Corp. 4*	12,328,182

	Technology Distributors 1.0%
291,736	Climb Global Solutions, Inc.	5,782,208

	Trading Companies & Distributors 3.5%
1,366,724	NPK International, Inc.*	19,803,831

	Total Common Stocks (cost $463,869,761)	535,950,846

	PREFERRED STOCKS 1.4%

	Textiles 1.4%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	7,792,879

	Total Preferred Stocks (cost $10,000,013)	7,792,879

	WARRANTS 0.0%

	Biotechnology 0.0%
1,556,949	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	93,417

Shares		Value

	Pharmaceuticals 0.0%
7,500	IM Cannabis Corp., expiring 5/7/2026* *** †	$—

	Total Warrants (cost $939,374)	93,417

	Total Investments (cost $474,809,148) 97.1%§	543,837,142

	Other Assets less Liabilities 2.9%	16,398,086

	Net Assets 100.0%	$560,235,228

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at March 31, 2026 amounted to approximately $7,892,396 and represented 1.41% of net assets.

‡‡Affiliated company (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 5.22%.

§§The aggregate value of illiquid holdings at March 31, 2026 amounted to approximately $3,029,805 and represented 0.54% of net assets.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch Micro Cap Fund’s investments were in the following countries:

Country	%
Canada	1.7
France	2.7
Israel	5.3
Sweden	1.7
United States	88.6

TOTAL	100.0%

Wasatch Micro Cap Value Fund (WAMVX / WGMVX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 99.1%

	Aerospace & Defense 4.3%
377,749	Mildef Group AB	$5,522,593
203,404	Optex Systems Holdings, Inc.*	2,690,018
133,725	TAT Technologies Ltd.*	5,433,247

		13,645,858

	Agricultural & Farm Machinery 1.0%
19,028	Alamo Group, Inc.	3,139,049

	Application Software 4.6%
174,684	I3 Verticals, Inc., Class A*	3,905,934
262,535	Red Violet, Inc.*	9,083,711
360,188	Weave Communications, Inc.*	1,664,069

		14,653,714

	Automotive Parts & Equipment 2.2%
957,581	Holley, Inc.*	2,939,773
36,210	Patrick Industries, Inc.	4,021,845

		6,961,618

	Cargo Ground Transportation 1.0%
33,822	ArcBest Corp.	3,326,732

	Communications Equipment 3.5%
232,875	Digi International, Inc.*	11,224,575

	Construction & Engineering 7.1%
187,457	Cardinal Infrastructure Group, Inc., Class A*	7,433,607
27,287	Granite Construction, Inc.	3,271,165
86,593	Limbach Holdings, Inc.*	6,758,584
458,982	Orion Group Holdings, Inc.*	5,002,904

		22,466,260

	Consumer Finance 1.5%
189,671	EZCORP, Inc., Class A*	4,813,850

	Education Services 2.8%
215,474	Lincoln Educational Services Corp.*	8,765,482

	Electrical Components & Equipment 1.9%
10,788	Preformed Line Products Co.	2,920,851
754,485	Rosebank Industries PLC*	3,145,706

		6,066,557

	Electronic Components 2.5%
39,399	Bel Fuse, Inc., Class B	7,800,214

	Electronic Equipment & Instruments 4.7%
435,752	Arlo Technologies, Inc.*	6,200,751
1,029,184	Blackline Safety Corp.*	5,245,428
1,172,802	Powerfleet, Inc. NJ*	3,612,230

		15,058,409

	Electronic Manufacturing Services 2.4%
160,961	CTS Corp.	7,687,497

	Financial Exchanges & Data 0.7%
1,688,807	Open Lending Corp.*	2,111,009

Shares		Value

	Food Distributors 2.7%
145,960	Chefs’ Warehouse, Inc.*	$8,677,322

	Health Care Equipment 3.1%
4,258,635	AOTI, Inc.* §§	1,803,754
238,447	Axogen, Inc.*	7,899,749

		9,703,503

	Health Care Services 1.0%
33,514	Addus HomeCare Corp.*	3,138,586

	Health Care Supplies 1.9%
31,688	UFP Technologies, Inc.*	6,134,797

	Home Furnishing Retail 0.5%
233,306	Arhaus, Inc.	1,581,815

	Homebuilding 2.3%
100,162	Champion Homes, Inc.*	7,449,048

	Industrial Machinery & Supplies & Components 3.7%
37,921	Graham Corp.*	2,992,725
34,466	Standex International Corp.	8,784,005

		11,776,730

	Investment Banking & Brokerage 4.3%
291,614	JDC Group AG*	7,280,542
351,359	Perella Weinberg Partners	6,380,679

		13,661,221

	Leisure Products 1.3%
763,508	Latham Group, Inc.*	4,100,038

	Life Sciences Tools & Services 0.8%
27,037	Mesa Laboratories, Inc.	2,390,612

	Mortgage REITs 0.5%
197,726	Sunrise Realty Trust, Inc.	1,516,558

	Packaged Foods & Meats 4.2%
1,021,519	LT Foods Ltd.	3,972,179
547,268	Mama’s Creations, Inc.*	8,395,091
63,000	Vital Farms, Inc.*	889,560

		13,256,830

	Pharmaceuticals 1.1%
720,377	Journey Medical Corp.*	3,378,568

	Property & Casualty Insurance 5.3%
352,744	American Integrity Insurance Group, Inc.	6,800,904
142,679	Bowhead Specialty Holdings, Inc.*	3,200,290
158,099	Skyward Specialty Insurance Group, Inc.*	6,905,765

		16,906,959

	Regional Banks 5.7%
32,455	Axos Financial, Inc.*	2,761,596
60,882	Esquire Financial Holdings, Inc.	6,544,815
338,459	Finwise Bancorp*	5,367,960
88,996	Third Coast Bancshares, Inc.*	3,366,718

		18,041,089

Wasatch Micro Cap Value Fund (WAMVX / WGMVX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Research & Consulting Services 5.1%
69,451	ICF International, Inc.	$4,534,456
324,190	Public Policy Holding Co., Inc.*	4,240,405
98,618	Willdan Group, Inc.*	7,550,194

		16,325,055

	Semiconductor Materials & Equipment 2.0%
191,113	Veeco Instruments, Inc.*	6,471,086

	Semiconductors 1.1%
1,046,484	indie Semiconductor, Inc., Class A*	3,369,679

	Soft Drinks & Non-Alcoholic Beverages 1.0%
67,342	Vita Coco Co., Inc.*	3,226,355

	Specialized Finance 2.2%
606,118	Haymaker Acquisition Corp. 4*	6,994,602

	Technology Distributors 1.0%
165,624	Climb Global Solutions, Inc.	3,282,668

	Trading Companies & Distributors 8.1%
231,396	ADENTRA, Inc.	5,597,351
65,604	DXP Enterprises, Inc.*	9,166,847
768,538	NPK International, Inc.*	11,136,116

		25,900,314

	Total Common Stocks (cost $240,472,988)	315,004,259

	Total Investments (cost $240,472,988) 99.1%§	315,004,259

	Other Assets less Liabilities 0.9%	2,839,944

	Net Assets 100.0%	$317,844,203

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.25%.

§§The aggregate value of illiquid holdings at March 31, 2026 amounted to approximately $1,803,754 and represented 0.57% of net assets.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch Micro Cap Value Fund’s investments were in the following countries:

Country	%
Canada	3.4
Germany	2.3
India	1.3
Israel	1.7
Sweden	1.8
United Kingdom	1.0
United States	88.5

TOTAL	100.0%

Wasatch Small Cap Growth Fund (WAAEX / WIAEX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.4%

	Aerospace & Defense 2.3%
484,986	Loar Holdings, Inc.*	$27,784,848

	Application Software 6.2%
361,590	Agilysys, Inc.*	25,723,513
3,680,120	CCC Intelligent Solutions Holdings, Inc.*	22,080,720
454,232	Procore Technologies, Inc.*	25,891,224

		73,695,457

	Asset Management & Custody Banks 1.8%
443,839	StepStone Group, Inc., Class A	21,179,997

	Automotive Parts & Equipment 1.7%
473,032	XPEL, Inc.*	20,936,396

	Automotive Retail 2.4%
857,658	Valvoline, Inc.*	28,885,921

	Broadline Retail 6.5%
909,341	Global-e Online Ltd.*	28,053,170
395,951	Ollie’s Bargain Outlet Holdings, Inc.*	36,443,330
1,027,209	Pattern Group, Inc., Class A*	12,768,208

		77,264,708

	Building Products 2.5%
365,547	AAON, Inc.	30,249,014

	Construction & Engineering 8.1%
315,520	Construction Partners, Inc., Class A*	35,060,582
318,009	Everus Construction Group, Inc.*	37,544,143
318,673	Limbach Holdings, Inc.*	24,872,428

		97,477,153

	Electronic Manufacturing Services 3.3%
76,595	Fabrinet*	39,945,824

	Health Care Equipment 2.5%
471,755	Axogen, Inc.*	15,629,243
138,077	TransMedics Group, Inc.*	13,726,235

		29,355,478

	Health Care Facilities 4.4%
258,474	Ensign Group, Inc.	52,082,511

	Health Care Services 5.2%
375,899	Addus HomeCare Corp.*	35,202,941
177,179	Billiontoone, Inc., Class A*	13,986,510
434,901	Pennant Group, Inc.*	13,255,783

		62,445,234

	Health Care Supplies 2.5%
153,129	UFP Technologies, Inc.*	29,645,774

	Home Improvement Retail 1.6%
379,779	Floor & Decor Holdings, Inc., Class A*	19,292,773

	Human Resource & Employment Services 2.6%
290,777	Paylocity Holding Corp.*	31,415,547

Shares		Value

	Industrial Machinery & Supplies & Components 4.4%
96,561	RBC Bearings, Inc.*	$52,444,210

	Insurance Brokers 1.0%
271,072	Goosehead Insurance, Inc., Class A*	11,563,931

	Investment Banking & Brokerage 3.3%
282,697	PJT Partners, Inc., Class A	39,498,425

	Life Sciences Tools & Services 4.6%
90,249	Medpace Holdings, Inc.*	43,336,667
103,630	Repligen Corp.*	12,209,687

		55,546,354

	Managed Health Care 4.8%
688,638	HealthEquity, Inc.*	57,549,478

	Other Specialty Retail 2.6%
137,176	Five Below, Inc.*	31,341,972

	Packaged Foods & Meats 2.6%
372,611	Freshpet, Inc.*	21,969,145
667,403	Vital Farms, Inc.*	9,423,730

		31,392,875

	Pharmaceuticals 0.9%
3,813,446	Esperion Therapeutics, Inc.*	10,448,842

	Restaurants 3.0%
370,562	Dutch Bros, Inc., Class A*	18,772,671
193,474	Shake Shack, Inc., Class A*	17,116,645

		35,889,316

	Semiconductor Materials & Equipment 6.6%
265,288	Camtek Ltd.*	40,220,314
87,897	Nova Ltd.*	38,171,909

		78,392,223

	Systems Software 2.1%
545,876	JFrog Ltd.*	25,617,961

	Trading Companies & Distributors 4.3%
385,500	SiteOne Landscape Supply, Inc.*	51,313,905

	Transaction & Payment Processing Services 4.6%
1,235,809	Paymentus Holdings, Inc., Class A*	31,389,549
552,458	Shift4 Payments, Inc., Class A*	24,158,988

		55,548,537

	Total Common Stocks (cost $971,164,467)	1,178,204,664

Wasatch Small Cap Growth Fund (WAAEX / WIAEX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	PREFERRED STOCKS 1.2%

	Textiles 1.2%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	$14,027,155

	Total Preferred Stocks (cost $17,999,987)	14,027,155

	Total Investments (cost $989,164,454) 99.6%	1,192,231,819

	Other Assets less Liabilities 0.4%	4,422,105

	Net Assets 100.0%	$1,196,653,924

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at March 31, 2026 amounted to approximately $14,027,155 and represented 1.17% of net assets.

‡‡Affiliated company (see Note 8).

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch Small Cap Growth Fund’s investments were in the following countries:

Country	%
Israel	8.9
United States	91.1

TOTAL	100.0%

Wasatch Small Cap Value Fund (WMCVX / WICVX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 99.1%

	Agricultural & Farm Machinery 1.7%
135,104	Alamo Group, Inc.	$22,288,107

	Agricultural Products & Services 1.8%
575,940	Fresh Del Monte Produce, Inc.	23,187,344

	Asset Management & Custody Banks 5.0%
652,743	Artisan Partners Asset Management, Inc., Class A	23,753,318
377,530	Cohen & Steers, Inc.	23,614,502
188,011	Hamilton Lane, Inc., Class A	18,688,293

		66,056,113

	Automotive Retail 1.8%
706,237	Valvoline, Inc.*	23,786,062

	Broadline Retail 1.7%
237,984	Ollie’s Bargain Outlet Holdings, Inc.*	21,904,047

	Building Products 5.8%
99,793	CSW Industrials, Inc.	26,004,060
455,788	Trex Co., Inc.*	16,599,799
362,857	UFP Industries, Inc.	33,426,387

		76,030,246

	Cargo Ground Transportation 1.9%
70,003	Saia, Inc.*	24,590,654

	Commodity Chemicals 2.3%
196,040	Hawkins, Inc.	30,111,744

	Construction & Engineering 1.5%
164,732	Granite Construction, Inc.	19,748,072

	Construction Machinery & Heavy Transportation Equipment 4.0%
315,539	Allison Transmission Holdings, Inc.	36,936,995
107,383	Oshkosh Corp.	15,807,852

		52,744,847

	Education Services 3.4%
133,345	Grand Canyon Education, Inc.*	22,672,650
609,000	Universal Technical Institute, Inc.*	21,984,900

		44,657,550

	Electrical Components & Equipment 0.8%
38,518	Preformed Line Products Co.	10,428,749

	Electronic Components 2.1%
138,600	Bel Fuse, Inc., Class B	27,440,028

	Electronic Equipment & Instruments 1.8%
1,658,672	Arlo Technologies, Inc.*	23,602,903

	Electronic Manufacturing Services 4.2%
709,400	CTS Corp.	33,880,944
42,256	Fabrinet*	22,037,349

		55,918,293

Shares		Value

	Health Care Facilities 2.4%
157,502	Ensign Group, Inc.	$31,736,653

	Health Care Services 1.4%
844,888	Pediatrix Medical Group, Inc.*	18,072,154

	Health Care Supplies 2.1%
143,179	UFP Technologies, Inc.*	27,719,454

	Health Care Technology 0.6%
1,368,176	Certara, Inc.*	7,798,603

	Homebuilding 1.9%
338,440	Champion Homes, Inc.*	25,169,783

	Industrial Machinery & Supplies & Components 11.0%
125,342	Enpro, Inc.	31,416,972
77,322	ESCO Technologies, Inc.	21,756,091
310,285	Helios Technologies, Inc.	20,078,543
133,907	Kadant, Inc.	39,147,712
126,720	Standex International Corp.	32,295,859

		144,695,177

	Investment Banking & Brokerage 2.7%
623,136	Moelis & Co., Class A	35,518,752

	Life Sciences Tools & Services 2.7%
74,284	Medpace Holdings, Inc.*	35,670,434

	Managed Health Care 2.5%
400,153	HealthEquity, Inc.*	33,440,786

	Oil & Gas Equipment & Services 2.0%
547,172	Cactus, Inc., Class A	25,919,538

	Other Specialized REITs 1.5%
407,901	EPR Properties	20,378,734

	Other Specialty Retail 1.5%
1,434,114	Sally Beauty Holdings, Inc.*	19,862,479

	Packaged Foods & Meats 2.0%
909,775	Flowers Foods, Inc.	7,414,666
320,621	Freshpet, Inc.*	18,903,814

		26,318,480

	Passenger Airlines 0.8%
92,012	Copa Holdings SA, Class A	10,453,483

	Personal Care Products 0.6%
527,009	BellRing Brands, Inc.*	8,479,575

	Property & Casualty Insurance 1.7%
380,691	RLI Corp.	21,714,615

	Regional Banks 6.7%
237,479	Axos Financial, Inc.*	20,207,088
821,136	Bank OZK	37,681,931
215,017	Hancock Whitney Corp.	13,672,931
223,539	ServisFirst Bancshares, Inc.	16,280,346

		87,842,296

Wasatch Small Cap Value Fund (WMCVX / WICVX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	Research & Consulting Services 1.4%
279,917	ICF International, Inc.	$18,275,781

	Semiconductor Materials & Equipment 3.6%
161,273	Camtek Ltd.*	24,450,599
52,302	Nova Ltd.*	22,713,713

		47,164,312

	Soft Drinks & Non-Alcoholic Beverages 1.5%
412,236	Vita Coco Co., Inc.*	19,750,227

	Specialized Consumer Services 3.1%
2,987,062	ADT, Inc.	19,624,997
406,722	Frontdoor, Inc.*	21,499,325

		41,124,322

	Technology Distributors 1.3%
473,244	ScanSource, Inc.*	17,178,757

	Trading Companies & Distributors 2.2%
210,091	DXP Enterprises, Inc.*	29,356,015

	Transaction & Payment Processing Services 2.1%
211,960	Euronet Worldwide, Inc.*	14,067,785
310,209	Shift4 Payments, Inc., Class A*	13,565,440

		27,633,225

	Total Common Stocks (cost $1,205,902,561)	1,303,768,394

	Total Investments (cost $1,205,902,561) 99.1%	1,303,768,394

	Other Assets less Liabilities 0.9%	12,251,793

	Net Assets 100.0%	$1,316,020,187

	*Non-income producing. REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch Small Cap Value Fund’s investments were in the following countries:

Country	%
Israel	3.6
Panama	0.8
United States	95.6

TOTAL	100.0%

Wasatch Ultra Growth Fund (WAMCX / WGMCX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 95.3%

	Aerospace & Defense 2.4%
167,976	Loar Holdings, Inc.*	$9,623,345

	Application Software 4.1%
81,161	Agilysys, Inc.*	5,773,794
178,586	Procore Technologies, Inc.*	10,179,402
12,023	Q2 Holdings, Inc.*	568,688

		16,521,884

	Biotechnology 9.8%
2,649,322	C4 Therapeutics, Inc.*	6,967,717
433,765	Dyne Therapeutics, Inc.*	7,864,159
454,537	Immatics NV*	4,472,644
255,347	Intellia Therapeutics, Inc.*	3,273,549
1,433,988	MacroGenics, Inc.*	4,144,225
1,487,369	Nkarta, Inc.*	3,138,349
299,841	Viking Therapeutics, Inc.*	9,756,826

		39,617,469

	Broadline Retail 4.3%
198,893	Global-e Online Ltd.*	6,135,849
89,929	Ollie’s Bargain Outlet Holdings, Inc.*	8,277,065
241,912	Pattern Group, Inc., Class A*	3,006,966

		17,419,880

	Building Products 1.2%
136,163	Trex Co., Inc.*	4,959,057

	Construction & Engineering 1.9%
65,254	Everus Construction Group, Inc.*	7,703,887

	Electronic Manufacturing Services 2.9%
22,055	Fabrinet*	11,502,124

	Environmental & Facilities Services 3.5%
176,212	Casella Waste Systems, Inc., Class A*	13,980,660

	Footwear 1.6%
191,372	On Holding AG, Class A*	6,510,475

	Health Care Equipment 7.7%
152,486	Artivion, Inc.*	5,584,037
247,613	AtriCure, Inc.*	7,064,399
127,202	Inspire Medical Systems, Inc.*	6,561,079
217,744	PROCEPT BioRobotics Corp.*	5,445,778
61,798	TransMedics Group, Inc.*	6,143,339

		30,798,632

	Health Care Services 1.0%
171,643	Castle Biosciences, Inc.*	4,213,836

	Health Care Supplies 2.3%
5,165,715	Cerus Corp.*	9,401,601

	Home Improvement Retail 1.7%
133,533	Floor & Decor Holdings, Inc., Class A*	6,783,476

	Human Resource & Employment Services 0.7%
24,946	Paylocity Holding Corp.*	2,695,166

Shares		Value

	Industrial Machinery & Supplies & Components 3.8%
28,442	RBC Bearings, Inc.*	$15,447,419

	Insurance Brokers 1.0%
94,758	Goosehead Insurance, Inc., Class A*	4,042,376

	Life Sciences Tools & Services 1.6%
54,540	Repligen Corp.*	6,425,903

	Managed Health Care 4.7%
224,032	HealthEquity, Inc.*	18,722,354

	Other Specialty Retail 2.5%
43,178	Five Below, Inc.*	9,865,310

	Packaged Foods & Meats 4.5%
304,991	Freshpet, Inc.*	17,982,269

	Pharmaceuticals 5.5%
856,623	Aquestive Therapeutics, Inc.*	3,554,986
275,252	Arvinas, Inc.*	2,917,671
3,766,093	Esperion Therapeutics, Inc.*	10,319,095
494,719	Phathom Pharmaceuticals, Inc.*	5,496,328

		22,288,080

	Regional Banks 2.4%
213,742	Bank OZK	9,808,620

	Restaurants 1.3%
100,718	Dutch Bros, Inc., Class A*	5,102,374

	Semiconductor Materials & Equipment 13.2%
45,709	BE Semiconductor Industries NV	9,790,583
68,872	Camtek Ltd.*	10,441,684
183,183	Kulicke & Soffa Industries, Inc.	12,038,787
11,433	Nova Ltd.*	4,965,123
480,226	PDF Solutions, Inc.*	15,708,193

		52,944,370

	Semiconductors 2.4%
28,372	SiTime Corp.*	9,798,270

	Specialty Chemicals 0.9%
20,847	Balchem Corp.	3,533,150

	Systems Software 2.7%
227,494	JFrog Ltd.*	10,676,293

	Transaction & Payment Processing Services 3.7%
248,644	Paymentus Holdings, Inc., Class A*	6,315,558
197,715	Shift4 Payments, Inc., Class A*	8,646,077

		14,961,635

	Total Common Stocks (cost $321,691,221)	383,329,915

Wasatch Ultra Growth Fund (WAMCX / WGMCX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments (continued)

Shares		Value

	PREFERRED STOCKS 2.9%

	Textiles 2.9%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	$11,689,307

	Total Preferred Stocks (cost $15,000,004)	11,689,307

	WARRANTS 0.5%

	Biotechnology 0.5%
810,000	C4 Therapeutics, Inc., expiring 9/30/2027* *** †	623,700
810,000	C4 Therapeutics, Inc., expiring 9/30/2030* *** †	955,800
3,026,385	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	181,583

		1,761,083

	Total Warrants (cost $1,476,171)	1,761,083

	Total Investments (cost $338,167,396) 98.7%§	396,780,305

	Other Assets less Liabilities 1.3%	5,344,629

	Net Assets 100.0%	$402,124,934

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at March 31, 2026 amounted to approximately $13,450,390 and represented 3.34% of net assets.

‡‡Affiliated company (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.43%.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch Ultra Growth Fund’s investments were in the following countries:

Country	%
Germany	1.1
Israel	5.4
Netherlands	2.5
Switzerland	1.7
United States	89.3

TOTAL	100.0%

Wasatch U.S. Select Fund (WAUSX / WGUSX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Shares		Value

	COMMON STOCKS 99.6%

	Aerospace & Defense 5.1%
2,248	HEICO Corp., Class A	$474,530
6,196	Loar Holdings, Inc.*	354,969

		829,499

	Application Software 10.4%
3,035	Guidewire Software, Inc.*	453,914
3,205	Manhattan Associates, Inc.*	426,650
7,428	Procore Technologies, Inc.*	423,396
1,087	Tyler Technologies, Inc.*	372,167

		1,676,127

	Asset Management & Custody Banks 3.2%
5,275	Hamilton Lane, Inc., Class A	524,335

	Automotive Retail 2.6%
12,524	Valvoline, Inc.*	421,808

	Broadline Retail 2.7%
13,983	Global-e Online Ltd.*	431,376

	Building Products 5.3%
4,326	AAON, Inc.	357,977
6,128	Builders FirstSource, Inc.*	504,518

		862,495

	Cargo Ground Transportation 4.1%
1,866	Saia, Inc.*	655,488

	Construction & Engineering 3.9%
5,340	Everus Construction Group, Inc.*	630,440

	Electrical Components & Equipment 3.5%
2,667	AMETEK, Inc.	571,698

	Electronic Equipment & Instruments 3.0%
4,033	Novanta, Inc.*	476,338

	Electronic Manufacturing Services 3.6%
1,117	Fabrinet*	582,538

	Environmental & Facilities Services 3.8%
11,470	Rollins, Inc.	612,613

	Health Care Facilities 4.0%
3,242	Ensign Group, Inc.	653,263

	Home Improvement Retail 2.7%
8,592	Floor & Decor Holdings, Inc., Class A*	436,474

	Household Appliances 4.0%
6,093	SharkNinja, Inc.*	645,249

	Industrial Machinery & Supplies & Components 3.9%
1,145	RBC Bearings, Inc.*	621,872

Shares		Value

	Investment Banking & Brokerage 3.5%
4,026	PJT Partners, Inc., Class A	$562,513

	Life Sciences Tools & Services 5.6%
1,168	Medpace Holdings, Inc.*	560,862
2,937	Repligen Corp.*	346,037

		906,899

	Managed Health Care 5.7%
11,022	HealthEquity, Inc.*	921,108

	Research & Consulting Services 4.2%
7,887	UL Solutions, Inc., Class A	675,995

	Restaurants 2.0%
2,101	Wingstop, Inc.	325,592

	Semiconductor Materials & Equipment 7.2%
4,033	Camtek Ltd.*	611,443
1,288	Nova Ltd.*	559,353

		1,170,796

	Semiconductors 3.0%
437	Monolithic Power Systems, Inc.	477,794

	Transaction & Payment Processing Services 2.6%
16,527	Paymentus Holdings, Inc., Class A*	419,786

	Total Common Stocks (cost $15,520,369)	16,092,096

	Total Investments (cost $15,520,369) 99.6%	16,092,096

	Other Assets less Liabilities 0.4%	72,282

	Net Assets 100.0%	$16,164,378

	*Non-income producing.

	See Notes to Financial Statements.

At March 31, 2026, the Wasatch U.S. Select Fund’s investments were in the following countries:

Country	%
Israel	10.0
United States	90.0

TOTAL	100.0%

Wasatch-Hoisington U.S. Treasury Fund (WHOSX)	MARCH 31, 2026 (Unaudited)

Schedule of Investments

Principal Amount		Value

	U.S. GOVERNMENT OBLIGATIONS 97.0%
$26,000,000	U.S. Treasury Note, 3.375%, 2/29/28	$25,792,813
26,000,000	U.S. Treasury Note, 3.50%, 2/28/31	25,498,281
61,000,000	U.S. Treasury Note, 3.75%, 2/28/33	59,637,031

	Total U.S. Government Obligations (cost $110,639,265)	110,928,125

	Total Investments (cost $110,639,265) 97.0%	110,928,125

	Other Assets less Liabilities 3.0%	3,390,819

	Net Assets 100.0%	$114,318,944

	See Notes to Financial Statements.

(This page intentionally left blank.)

Wasatch Funds

Statements of Assets and Liabilities

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund
Assets:
Investments, at cost
Unaffiliated issuers	$2,677,765,150	$221,160,979	$121,222,891

	$2,677,765,150	$221,160,979	$121,222,891

Investments, at market value
Unaffiliated issuers	$2,970,462,374	$216,449,055	$167,458,199

	2,970,462,374	216,449,055	167,458,199
Cash	20,120,760	381	62,314
Foreign currency on deposit (cost of $0, $0, $488,261, $298,906, $2, $0, $2,308 and $9,708, respectively)	—	—	488,108
Receivable for investment securities sold	2,115,965	—	546,315
Capital shares receivable	1,413,586	87,267	79,451
Interest and dividends receivable	395,644	293,711	551,755
Receivable from Investment Advisor	—	—	—
Prepaid expenses and other assets	130,424	25,561	31,477

Total Assets	2,994,638,753	216,855,975	169,217,619

Liabilities:
Bank overdraft	—	—	—
Payable for securities purchased	811,764	—	—
Capital shares payable	7,933,993	19,644,024	1,417,776
Payable to Advisor	2,612,268	254,344	148,845
Accrued fund administration fees	63,595	8,776	6,887
Accrued expenses and other liabilities	163,446	206,786	132,206
Foreign capital gains taxes payable	—	—	1,683,289
Line of credit payable	—	—	1,939,924

Total Liabilities	11,585,066	20,113,930	5,328,927

Commitments and contingent liabilities
Net Assets	$2,983,053,687	$196,742,045	$163,888,692

Net Assets Consist of:
Capital stock	$419,262	$579,690	$93,719
Paid-in-capital in excess of par	2,446,817,367	182,905,095	199,383,310
Distributable earnings (accumulated loss)	535,817,058	13,257,260	(35,588,337)

Net Assets	$2,983,053,687	$196,742,045	$163,888,692

Net Assets
Investor Class	1,202,117,472	133,069,126	28,788,087
Institutional Class	1,780,936,215	63,672,919	135,100,605

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	17,152,377	39,539,174	1,689,812
Institutional Class	24,773,789	18,429,849	7,682,136

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$70.08	$3.37	$17.04

Institutional Class	$71.89	$3.45	$17.59

See Notes to Financial Statements.

MARCH 31, 2026 (Unaudited)

Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Global Select Fund	Global Small Cap Value Fund

$69,197,282	$23,184,718	$112,788,911	$10,341,019	$6,996,868

$69,197,282	$23,184,718	$112,788,911	$10,341,019	$6,996,868

$92,155,804	$25,728,043	$136,750,087	$11,475,874	$6,727,493

92,155,804	25,728,043	136,750,087	11,475,874	6,727,493
3,966,977	125,882	—	55,962	—
298,906	2	—	2,325	9,680
272,455	—	221,833	—	51,451
35,575	50	30,585	—	5,500
82,726	10,168	144,981	22,202	13,660
—	—	—	3,992	—
24,135	24,032	26,779	17,749	38,218

96,836,578	25,888,177	137,174,265	11,578,104	6,846,002

—	—	—	—	36,632
1,365,735	—	—	5	—
62,388	62,541	264,000	—	—
123,399	18,798	145,177	—	11,566
4,672	411	3,087	—	—
144,776	57,465	74,651	36,986	5,993
—	517,996	505,486	83,469	—
—	—	238,149	—	—

1,700,970	657,211	1,230,550	120,460	54,191

$95,135,608	$25,230,966	$135,943,715	$11,457,644	$6,791,811

$531,138	$72,007	$384,747	$9,950	$6,959
26,802,136	115,936,453	106,604,403	11,016,904	6,923,884
67,802,334	(90,777,494)	28,954,565	430,790	(139,032)

$95,135,608	$25,230,966	$135,943,715	$11,457,644	$6,791,811

57,321,688	19,009,247	75,499,797	2,045,484	1,754,968
37,813,920	6,221,719	60,443,918	9,412,160	5,036,843

32,390,956	5,453,436	21,527,834	181,416	180,079
20,722,797	1,747,273	16,946,826	813,611	515,778

$1.77	$3.49	$3.51	$11.28	$9.75

$1.82	$3.56	$3.57	$11.57	$9.77

Wasatch Funds

Statements of Assets and Liabilities (continued)

	Global Value Fund	International Growth Fund	International Opportunities Fund
Assets:
Investments, at cost
Unaffiliated issuers	$110,821,114	$124,069,938	$22,832,313
Affiliated issuers[1]	—	—	—

	$110,821,114	$124,069,938	$22,832,313

Investments, at market value
Unaffiliated issuers	$158,649,654	$144,338,384	$25,718,602
Affiliated issuers[1]	—	—	—

	158,649,654	144,338,384	25,718,602
Cash	1,821,271	6,685,051	266,054
Foreign currency on deposit (cost of $63,491, $30,191, $0, $5,804, $8,009, $33,525, $0 and $6, respectively)	64,039	30,200	—
Receivable for investment securities sold	—	380,986	—
Capital shares receivable	213,220	26,408	228
Interest and dividends receivable	918,478	856,379	397,085
Receivable from Investment Advisor	—	—	—
Prepaid expenses and other assets	26,066	20,642	23,008

Total Assets	161,692,728	152,338,050	26,404,977

Liabilities:
Securities sold short, at value (proceeds of $0, $0, $0, $0, $0, $0, $20,596,998 and $0, respectively)	—	—	—
Payable for securities purchased	126,583	2,119,022	—
Capital shares payable	75,361	33,435	10,640
Dividends payable to shareholders	21,988	—	—
Payable to Advisor	117,045	162,291	26,239
Accrued fund administration fees	1,066	3,530	1,509
Accrued expenses and other liabilities	89,267	99,084	100,307
Dividends payable on securities sold short	—	—	—

Total Liabilities	431,310	2,417,362	138,695

Commitments and contingent liabilities
Net Assets	$161,261,418	$149,920,688	$26,266,282

Net Assets Consist of:
Capital stock	$135,028	$110,180	$158,513
Paid-in-capital in excess of par	260,924,012	120,782,552	14,077,848
Distributable earnings (accumulated loss)	(99,797,622)	29,027,956	12,029,921

Net Assets	$161,261,418	$149,920,688	$26,266,282

Net Assets
Investor Class	136,365,208	136,709,188	22,738,771
Institutional Class	24,896,210	13,211,500	3,527,511

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	11,414,260	10,066,274	13,787,457
Institutional Class	2,088,580	951,751	2,063,856

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$11.95	$13.58	$1.65

Institutional Class	$11.92	$13.88	$1.71

[1]	See Note 8 for information on affiliated issuers.

See Notes to Financial Statements.

MARCH 31, 2026 (Unaudited)

International Select Fund	International Small Cap Value Fund	International Value Fund	Long/Short Alpha Fund	Micro Cap Fund

$3,386,628	$4,253,728	$14,748,830	$41,101,055	$456,868,694
—	—	—	—	17,940,454

$3,386,628	$4,253,728	$14,748,830	$41,101,055	$474,809,148

$3,872,555	$4,002,541	$17,720,596	$45,342,202	$534,070,902
—	—	—	—	9,766,240

3,872,555	4,002,541	17,720,596	45,342,202	543,837,142
105,323	183,318	359,286	5,401,619	18,736,863
5,813	7,987	33,661	—	6
19,668	40,842	—	—	573,621
—	—	41,297	—	34,707
11,478	10,270	118,027	11,946	51,075
9,769	—	278	—	—
17,747	38,031	21,323	19,917	26,904

4,042,353	4,282,989	18,294,468	50,775,684	563,260,318

—	—	—	14,997,969	—
5,751	—	43,643	—	1,376,961
1	—	501,417	226	796,575
—	—	1	—	—
—	9,827	—	35,487	739,628
13	—	42	935	4,978
28,452	7,442	34,455	77,412	106,948
—	—	—	1,440	—

34,217	17,269	579,558	15,113,469	3,025,090

$4,008,136	$4,265,720	$17,714,910	$35,662,215	$560,235,228

$3,152	$4,494	$11,844	$27,827	$667,275
4,273,386	4,493,558	14,154,143	30,497,367	478,280,068
(268,402)	(232,332)	3,548,923	5,137,021	81,287,885

$4,008,136	$4,265,720	$17,714,910	$35,662,215	$560,235,228

2,827,631	1,774,677	9,631,189	20,818,343	493,111,973
1,180,505	2,491,043	8,083,721	14,843,872	67,123,255

224,072	187,078	643,182	1,629,179	58,746,433
91,100	262,348	541,210	1,153,476	7,981,052

$12.62	$9.49	$14.97	$12.78	$8.39

$12.96	$9.50	$14.94	$12.87	$8.41

Wasatch Funds

Statements of Assets and Liabilities (continued)

	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Assets:
Investments, at cost
Unaffiliated issuers	$240,472,988	$971,164,467	$1,205,902,561
Affiliated issuers[1]	—	17,999,987	—

	$240,472,988	$989,164,454	$1,205,902,561

Investments, at market value
Unaffiliated issuers	$315,004,259	$1,178,204,664	$1,303,768,394
Affiliated issuers[1]	—	14,027,155	—

	315,004,259	1,192,231,819	1,303,768,394
Cash	6,679,677	8,132,098	12,471,947
Receivable for investment securities sold	377,441	6,444,715	10,527,130
Capital shares receivable	50,843	420,477	959,992
Interest and dividends receivable	104,852	16,801	491,481
Receivable from Investment Advisor	—	—	—
Prepaid expenses and other assets	26,340	61,942	75,922

Total Assets	322,243,412	1,207,307,852	1,328,294,866

Liabilities:
Payable for securities purchased	857,665	—	7,371,247
Capital shares payable	2,690,010	9,514,122	3,676,963
Dividends payable to shareholders	—	—	—
Payable to Advisor	420,108	1,045,649	1,133,552
Accrued fund administration fees	2,505	25,571	19,194
Accrued expenses and other liabilities	86,585	68,586	73,723
Foreign capital gains taxes payable	342,336	—	—

Total Liabilities	4,399,209	10,653,928	12,274,679

Commitments and contingent liabilities
Net Assets	$317,844,203	$1,196,653,924	$1,316,020,187

Net Assets Consist of:
Capital stock	$793,694	$341,897	$1,446,664
Paid-in-capital in excess of par	227,564,464	851,645,021	1,103,944,513
Distributable earnings (accumulated loss)	89,486,045	344,667,006	210,629,010

Net Assets	$317,844,203	$1,196,653,924	$1,316,020,187

Net Assets
Investor Class	260,259,582	557,596,265	478,717,243
Institutional Class	57,584,621	639,057,659	837,302,944

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	65,108,430	16,109,496	53,106,729
Institutional Class	14,260,999	18,080,203	91,559,708

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$4.00	$34.61	$9.01

Institutional Class	$4.04	$35.35	$9.14

[1]	See Note 8 for information on affiliated issuers.

See Notes to Financial Statements.

MARCH 31, 2026 (Unaudited)

Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund

$323,167,392	$15,520,369	$110,639,265
15,000,004	—	—

$338,167,396	$15,520,369	$110,639,265

$385,090,998	$16,092,096	$110,928,125
11,689,307	—	—

396,780,305	16,092,096	110,928,125
5,382,515	86,963	2,990,407
772,535	—	—
152,157	—	345,246
37,553	3,933	354,348
—	1,625	—
32,028	12,139	20,700

403,157,093	16,196,756	114,638,826

—	—	—
498,004	1	163,531
—	—	47,491
354,412	—	49,577
14,423	109	1,780
165,320	32,268	57,503
—	—	—

1,032,159	32,378	319,882

$402,124,934	$16,164,378	$114,318,944

$131,198	$13,372	$115,192
357,707,938	15,377,299	326,025,283
44,285,798	773,707	(211,821,531)

$402,124,934	$16,164,378	$114,318,944

303,969,527	3,725,332	114,318,944
98,155,407	12,439,046	—

9,935,041	309,346	11,519,227
3,184,749	1,027,831	—

$30.60	$12.04	$9.92

$30.82	$12.10	$—

Wasatch Funds

Statements of Operations

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund

Investment Income:
Interest	$775,125	$39,719	$13,807
Dividends[1]
Unaffiliated issuers	9,139,287	106,126	958,467

Total investment income	9,914,412	145,845	972,274

Expenses:
Investment advisory fees	18,069,315	2,264,832	1,170,720
Shareholder servicing fees — Investor Class	915,908	144,960	46,936
Shareholder servicing fees — Institutional Class	26,956	11,427	4,028
Fund administration fees	235,604	32,173	21,041
Fund accounting fees	167,112	25,506	17,920
Reports to shareholders — Investor Class	73,134	14,266	4,461
Reports to shareholders — Institutional Class	112,304	11,333	14,673
Custody fees	27,646	121,922	54,253
Federal and state registration fees — Investor Class	25,417	13,152	9,169
Federal and state registration fees — Institutional Class	46,637	10,841	12,985
Legal fees	164,473	19,578	12,208
Trustees’ fees	283,084	33,646	21,067
Interest	78,984	103,447	76,014
Audit fees	22,033	22,033	22,033
Other expenses	212,179 [2]	28,772	26,525

Total expenses before reimbursement	20,460,786	2,857,888	1,514,033
Reimbursement of expenses by Advisor	(247,624)	—	—

Net Expenses	20,213,162	2,857,888	1,514,033

Net Investment Income (Loss)	(10,298,750)	(2,712,043)	(541,759)

Realized Gain (Loss):
Investments sold	338,634,603	73,583,071	41,873,730
In-kind redemptions	19,439,188	—	—
Foreign currency transactions	—	(325,817)	(146,453)
Foreign capital gains taxes	—	(12,104,532)	(1,882,383)

Net realized gain (loss)	358,073,791	61,152,722	39,844,894

Change in Unrealized Appreciation (Depreciation):
Investments	(644,391,937)	(131,319,980)	(44,356,611)
Investments in affiliates	3,886,085	—	—
Foreign currency translations	—	(19,855)	16,542
Deferred foreign capital gains taxes	—	19,834,445	3,618,655

Net change in unrealized depreciation	(640,505,852)	(111,505,390)	(40,721,414)

Net gain (loss) on investments	(282,432,061)	(50,352,668)	(876,520)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(292,730,811)	$(53,064,711)	$(1,418,279)

[1]	Net of $0, $28,430, $65,974, $71,651, $30,475, $26,431, $1,596 and $2,376, in foreign withholding taxes, respectively.
[2]	Other expenses include, but are not limited to, fees associated with insurance and ReFlow.
[3]	Fund inception date was October 1, 2025.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED MARCH 31, 2026 (Unaudited)

Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Global Select Fund	Global Small Cap Value Fund[3]

$29,033	$7,585	$12,577	$2,002	$5,364

719,107	207,477	431,828	36,211	51,082

748,140	215,062	444,405	38,213	56,446

1,172,729	244,065	1,001,523	52,158	30,581
81,195	28,855	54,515	10,011	2,706
1,751	3,499	1,962	3,295	492
15,668	4,782	13,434	2,820	1,146
13,517	6,680	12,825	5,837	5,400
8,399	5,819	5,504	4,998	2,568
7,771	2,209	8,416	1,447	3,076
59,200	31,951	19,312	2,824	2,521
9,261	8,507	8,779	7,971	6,371
9,238	8,236	10,986	8,171	6,387
8,451	1,408	7,222	591	23,710
14,492	2,371	12,374	886	326
48,969	1,966	13,810	620	14
22,033	22,033	22,033	22,033	21,864
28,057	8,773	16,060	7,010	3,733

1,500,731	381,154	1,208,755	130,672	110,895
(90,327)	(66,697)	(32,565)	(67,130)	(74,396)

1,410,404	314,457	1,176,190	63,542	36,499

(662,264)	(99,395)	(731,785)	(25,329)	19,947

57,233,732	3,768,497	12,259,056	(114,898)	133,758
—	—	508,378	—	—
(43,106)	(28,107)	(16,298)	88	(2,394)
(876,806)	(218,632)	(54,598)	(585)	—

56,313,820	3,521,758	12,696,538	(115,395)	131,364

(43,553,376)	(6,132,161)	(24,668,071)	(1,301,100)	(269,375)
—	—	—	—	—
(5,919)	(28)	(1,865)	789	(156)
1,096,699	385,841	313,014	39,517	—

(42,462,596)	(5,746,348)	(24,356,922)	(1,260,794)	(269,531)

13,851,224	(2,224,590)	(11,660,384)	(1,376,189)	(138,167)

$13,188,960	$(2,323,985)	$(12,392,169)	$(1,401,518)	$(118,220)

Wasatch Funds

Statements of Operations (continued)

	Global Value Fund	International Growth Fund	International Opportunities Fund

Investment Income:
Interest	$112,080	$64,765	$42,630
Dividends[1]
Unaffiliated issuers	2,124,877	1,015,123	247,584

Total investment income	2,236,957	1,079,888	290,214

Expenses:
Investment advisory fees	673,855	1,118,799	312,661
Shareholder servicing fees — Investor Class	68,006	73,703	30,064
Shareholder servicing fees — Institutional Class	1,626	1,760	13,642
Fund administration fees	10,025	16,387	7,144
Fund accounting fees	11,488	13,576	7,353
Reports to shareholders — Investor Class	11,004	12,260	6,118
Reports to shareholders — Institutional Class	1,933	495	2,553
Custody fees	5,349	28,827	12,155
Federal and state registration fees — Investor Class	8,901	10,775	8,516
Federal and state registration fees — Institutional Class	9,011	8,842	8,745
Legal fees	6,655	8,213	2,073
Trustees’ fees	9,711	14,061	3,499
Dividends on securities sold short	—	—	—
Interest	1,640	5,775	19,906
Audit fees	22,033	22,033	22,033
Other expenses	4,542	18,958	16,903

Total expenses before reimbursement	845,779	1,354,464	473,365
Reimbursement of expenses by Advisor	(36,672)	(16,561)	(56,748)

Net Expenses	809,107	1,337,903	416,617

Net Investment Income (Loss)	1,427,850	(258,015)	(126,403)

Realized Gain (Loss):
Investments sold	10,535,480	17,688,325	11,435,428
Investments in affiliates	—	—	—
Foreign currency transactions	(26,096)	(49,770)	(7,374)
Net realized gain (loss) on short positions	—	—	—
Foreign capital gains taxes	—	(67,457)	(80,456)

Net realized gain (loss)	10,509,384	17,571,098	11,347,598

Change in Unrealized Appreciation (Depreciation):
Investments	6,022,803	(38,922,895)	(16,114,196)
Investments in affiliates	—	—	—
Foreign currency translations	(13,787)	(7,247)	(7,328)
Short positions	—	—	—
Deferred foreign capital gains taxes	—	412,386	103,397

Net change in unrealized appreciation (depreciation)	6,009,016	(38,517,756)	(16,018,127)

Net gain (loss) on investments	16,518,400	(20,946,658)	(4,670,529)

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,946,250	$(21,204,673)	$(4,796,932)

[1]	Net of $159,605, $65,454, $21,153, $3,321, $2,029, $35,895, $0 and $1,311 in foreign withholding taxes, respectively.
[2]	Fund inception date was October 1, 2025.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED MARCH 31, 2026 (Unaudited)

International Select Fund	International Small Cap Value Fund[2]	International Value Fund	Long/Short Alpha Fund	Micro Cap Fund

$3,150	$3,483	$11,950	$139,110	$137,005

17,208	34,084	241,705	189,273	670,691

20,358	37,567	253,655	328,383	807,696

17,656	17,049	61,002	242,387	4,561,465
11,730	2,653	3,808	20,434	216,183
1,860	490	10,088	3,316	1,552
3,250	1,121	4,215	3,988	35,331
5,378	5,344	6,002	7,650	28,861
5,407	2,627	5,082	5,823	27,257
707	2,431	2,184	1,647	4,076
2,624	1,473	9,148	2,270	13,397
8,240	6,375	9,922	9,178	13,137
7,988	6,383	9,647	8,531	8,936
250	23,514	1,028	1,931	24,934
317	216	789	3,172	42,690
—	—	—	21,525	—
40	8	154	120,774	7,585
22,033	21,864	22,033	22,033	22,033
3,327	3,720	2,680	4,488	21,178

90,807	95,268	147,782	479,147	5,028,615
(64,520)	(73,859)	(73,098)	(18,867)	(1,965)

26,287	21,409	74,684	460,280	5,026,650

(5,929)	16,158	178,971	(131,897)	(4,218,954)

36,651	22,196	526,758	3,854,246	50,179,601
—	—	—	—	(1,283,966)
(101)	(2,019)	(3,002)	—	(4,339)
—	—	—	(3,912,327)	—
—	(2,047)	—	—	—

36,550	18,130	523,756	(58,081)	48,891,296

(550,553)	(251,187)	1,411,456	(5,372,417)	(48,160,661)
—	—	—	—	(2,801,815)
(159)	(126)	92	—	125
—	—	—	6,342,579	—
—	—	—	—	—

(550,712)	(251,313)	1,411,548	970,162	(50,962,351)

(514,162)	(233,183)	1,935,304	912,081	(2,071,055)

$(520,091)	$(217,025)	$2,114,275	$780,184	$(6,290,009)

Wasatch Funds

Statements of Operations (continued)

	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund

Investment Income:
Interest	$86,653	$282,702	$334,760
Dividends[1]
Unaffiliated issuers	909,628	496,378	9,792,047

Total investment income	996,281	779,080	10,126,807

Expenses:
Investment advisory fees	2,588,335	7,266,257	7,186,256
Shareholder servicing fees — Investor Class	121,613	278,613	249,675
Shareholder servicing fees — Institutional Class	1,830	7,146	10,470
Fund administration fees	20,537	97,653	87,274
Fund accounting fees	18,694	71,653	64,956
Reports to shareholders — Investor Class	16,370	30,477	24,908
Reports to shareholders — Institutional Class	3,863	39,854	44,536
Custody fees	9,367	12,365	13,803
Federal and state registration fees — Investor Class	15,292	14,209	20,362
Federal and state registration fees — Institutional Class	9,476	22,762	30,389
Legal fees	13,932	68,260	61,606
Trustees’ fees	23,841	117,952	106,173
Interest	5,209	32,974	19,295
Audit fees	22,033	22,033	22,033
Other expenses	15,221	86,424 [2]	77,068 [2]

Total expenses before reimbursement	2,885,613	8,168,632	8,018,804
Reimbursement of expenses by Advisor	(8,146)	(109,668)	(109,072)

Net Expenses	2,877,467	8,058,964	7,909,732

Net Investment Income (Loss)	(1,881,186)	(7,279,884)	2,217,075

Realized Gain (Loss):
Investments sold	21,830,920	214,963,885	149,983,563
In-kind redemptions	—	4,972,896	—
Foreign currency transactions	(11,618)	—	—
Foreign capital gains taxes	(897)	—	—

Net realized gain (loss)	21,818,405	219,936,781	149,983,563

Change in Unrealized Appreciation (Depreciation):
Investments	(28,639,108)	(342,249,541)	(202,115,000)
Investments in affiliates	—	764,006	—
Foreign currency translations	(140)	—	—
Deferred foreign capital gains taxes	86,065	—	—

Net change in unrealized appreciation (depreciation)	(28,553,183)	(341,485,535)	(202,115,000)

Net gain (loss) on investments	(6,734,778)	(121,548,754)	(52,131,437)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,615,964)	$(128,828,638)	$(49,914,362)

[1]	Net of $9,716, $0, $0, $0, $0 and $0 in foreign withholding taxes, respectively.
[2]	Other expenses include, but are not limited to, fees associated with insurance and ReFlow.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED MARCH 31, 2026 (Unaudited)

Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund

$86,581	$2,740	$3,037,068

328,679	23,625	—

415,260	26,365	3,037,068

2,366,195	67,991	327,548
284,409	13,599	79,918
2,047	2,075	—
32,595	2,736	7,665
26,623	6,318	6,972
21,719	4,180	12,077
8,201	2,499	—
6,027	2,051	1,345
12,761	8,156	14,146
12,484	8,305	—
22,404	868	5,875
38,189	1,450	10,013
15,338	1,781	1,683
22,033	22,033	22,033
24,122 [2]	3,790	3,696

2,895,147	147,832	492,971
(37,011)	(65,409)	—

2,858,136	82,423	492,971

(2,442,876)	(56,058)	2,544,097

67,904,617	794,620	(33,972,623)
—	—	—
954	—	—
—	—	—

67,905,571	794,620	(33,972,623)

(60,102,624)	(2,901,377)	28,037,773
636,672	—	—
—	—	—
—	—	—

(59,465,952)	(2,901,377)	28,037,773

8,439,619	(2,106,757)	(5,934,850)

$5,996,743	$(2,162,815)	$(3,390,753)

Wasatch Funds

Statements of Changes in Net Assets

	Core Growth Fund		Emerging India Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Operations:
Net investment income (loss)	$(10,298,750)	$(30,319,511)	$(2,712,043)	$(5,696,448)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	358,073,791	304,816,261	61,152,722	86,919,707
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(640,505,852)	(591,090,801)	(111,505,390)	(169,637,915)

Net increase (decrease) in net assets resulting from operations	(292,730,811)	(316,594,051)	(53,064,711)	(88,414,656)

Distributions to shareholders from distributable earnings:
Investor Class	(116,108,270)	(179,457,939)	(45,487,109)	(48,983,862)
Institutional Class	(162,446,077)	(225,112,584)	(40,598,140)	(57,079,015)

Capital share transactions:
Investor Class
Shares sold	63,467,060	307,171,048	12,014,479	44,815,210
Shares issued to holders in reinvestment of dividends	108,627,010	168,137,220	45,202,831	48,604,761
Shares redeemed	(453,698,451)	(557,076,583)	(63,593,219)	(106,160,805)
Redemption fees	15,762	59,985	37,478	46,030

Net decrease	(281,588,619)	(81,708,330)	(6,338,431)	(12,694,804)

Institutional Class
Shares sold	758,597,111	727,122,182	18,895,974	51,951,472
Shares issued to holders in reinvestment of dividends	151,076,497	208,767,815	39,603,398	55,108,532
Shares redeemed	(1,295,348,815)	(758,763,611)	(238,657,072)	(100,225,202)
Redemption fees	39,138	82,209	3,080	7,678

Net increase (decrease)	(385,636,069)	177,208,595	(180,154,620)	6,842,480

Total decrease in net assets	(1,238,509,846)	(625,664,309)	(325,643,011)	(200,329,857)

Net assets:
Beginning of period	4,221,563,533	4,847,227,842	522,385,056	722,714,913

End of period	$2,983,053,687	$4,221,563,533	$196,742,045	$522,385,056

Capital share transactions — shares:
Investor Class
Shares sold	809,434	3,498,487	2,799,808	7,684,905
Shares issued to holders in reinvestment of dividends	1,448,167	1,762,999	10,892,248	8,280,198
Shares redeemed	(5,766,823)	(6,387,477)	(14,606,095)	(18,657,193)

Net increase (decrease) in shares outstanding	(3,509,222)	(1,125,991)	(914,039)	(2,692,090)

Institutional Class
Shares sold	9,582,172	8,125,721	4,090,317	8,839,031
Shares issued to holders in reinvestment of dividends	1,964,328	2,141,648	9,296,572	9,215,474
Shares redeemed	(16,241,320)	(8,455,017)	(50,763,533)	(16,275,048)

Net increase (decrease) in shares outstanding	(4,694,820)	1,812,352	(37,376,644)	1,779,457

See Notes to Financial Statements.

MARCH 31, 2026 (Unaudited)

Emerging Markets Select Fund		Emerging Markets Small Cap Fund		Frontier Emerging Small Countries Fund
Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

$(541,759)	$(1,084,268)	$(662,264)	$(1,885,453)	$(99,395)	$(288,261)
39,844,894	2,094,186	56,313,820	57,716,899	3,521,758	3,662,545
(40,721,414)	(15,147,732)	(42,462,596)	(88,624,172)	(5,746,348)	(3,012,442)

(1,418,279)	(14,137,814)	13,188,960	(32,792,726)	(2,323,985)	361,842

—	—	(33,911,326)	(7,426,127)	—	(220,988)
—	—	(25,963,687)	(10,952,207)	—	(66,965)

2,507,421	10,012,384	1,873,402	9,306,161	360,514	1,948,866
—	—	32,704,706	7,221,842	—	206,402
(21,414,956)	(22,420,640)	(38,513,333)	(43,709,778)	(6,773,080)	(7,032,235)
1,060	7,335	3,010	905	21	5,937

(18,906,475)	(12,400,921)	(3,932,215)	(27,180,870)	(6,412,545)	(4,871,030)

13,857,136	72,905,343	3,438,235	21,410,961	621,661	1,637,978
—	—	25,690,183	10,853,848	—	56,437
(131,002,636)	(196,058,054)	(93,842,163)	(98,160,842)	(1,509,162)	(1,641,170)
(3,758)	5,186	125	1,846	3	17

(117,149,258)	(123,147,525)	(64,713,620)	(65,894,187)	(887,498)	53,262

(137,474,012)	(149,686,260)	(115,331,888)	(144,246,117)	(9,624,028)	(4,743,879)

301,362,704	451,048,964	210,467,496	354,713,613	34,854,994	39,598,873

$163,888,692	$301,362,704	$95,135,608	$210,467,496	$25,230,966	$34,854,994

138,238	574,111	889,550	3,311,667	97,560	541,117
—	—	19,701,630	2,507,584	—	57,494
(1,185,000)	(1,307,827)	(19,796,169)	(15,821,274)	(1,850,639)	(1,922,333)

(1,046,762)	(733,716)	795,011	(10,002,023)	(1,753,079)	(1,323,722)

745,022	4,154,813	1,357,234	7,515,012	164,669	435,502
—	—	15,023,499	3,717,071	—	15,420
(7,073,408)	(10,903,110)	(38,651,411)	(34,229,975)	(404,741)	(450,356)

(6,328,386)	(6,748,297)	(22,270,678)	(22,997,892)	(240,072)	566

Wasatch Funds

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund		Global Select Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Operations:
Net investment income (loss)	$(731,785)	$(1,769,537)	$(25,329)	$(74,026)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	12,696,538	11,269,350	(115,395)	1,707,038
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(24,356,922)	(20,549,369)	(1,260,794)	(1,473,737)

Net increase (decrease) in net assets resulting from operations	(12,392,169)	(11,049,556)	(1,401,518)	159,275

Distributions to shareholders from distributable earnings:
Investor Class	(8,027,016)	(9,949,233)	—	—
Institutional Class	(5,711,437)	(6,294,483)	—	—

Capital share transactions:
Investor Class
Shares sold	779,541	5,253,447	41,505	705,985
Shares issued to holders in reinvestment of dividends	7,873,933	9,789,166	—	—
Shares redeemed	(24,668,199)	(19,313,000)	(357,385)	(2,179,230)
Redemption fees	145	2,363	40	429

Net increase (decrease)	(16,014,580)	(4,268,024)	(315,840)	(1,472,816)

Institutional Class
Shares sold	12,249,047	31,659,118	608,281	1,378,886
Shares issued to holders in reinvestment of dividends	5,652,666	6,167,666	—	—
Shares redeemed	(22,656,113)	(31,810,325)	(229,200)	(2,414,846)
Redemption fees	63	445	—	—

Net increase (decrease)	(4,754,337)	6,016,904	379,081	(1,035,960)

Total increase (decrease) in net assets	(46,899,539)	(25,544,392)	(1,338,277)	(2,349,501)

Net assets:
Beginning of period	182,843,254	208,387,646	12,795,921	15,145,422

End of period	$135,943,715	$182,843,254	$11,457,644	$12,795,921

Capital share transactions — shares:
Investor Class
Shares sold	197,647	1,207,904	3,426	56,278
Shares issued to holders in reinvestment of dividends	2,088,576	2,175,370	—	—
Shares redeemed	(6,247,955)	(4,453,537)	(28,849)	(175,766)

Net increase (decrease) in shares outstanding	(3,961,732)	(1,070,263)	(25,423)	(119,488)

Institutional Class
Shares sold	3,075,698	7,182,848	48,116	107,554
Shares issued to holders in reinvestment of dividends	1,475,892	1,352,558	—	—
Shares redeemed	(5,626,453)	(7,397,877)	(17,988)	(186,483)

Net increase (decrease) in shares outstanding	(1,074,863)	1,137,529	30,128	(78,929)

[1]	Fund inception date was October 1, 2025.

See Notes to Financial Statements.

MARCH 31, 2026 (Unaudited)

Global Small Cap Value Fund[1]	Global Value Fund		International Growth Fund

Six Months Ended March 31, 2026 (Unaudited)	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

$19,947	$1,427,850	$3,303,460	$(258,015)	$(418,191)
131,364	10,509,384	6,332,326	17,571,098	67,132,903
(269,531)	6,009,016	12,448,659	(38,517,756)	(55,257,875)

(118,220)	17,946,250	22,084,445	(21,204,673)	11,456,837

(3,582)	(5,180,036)	(8,872,339)	(57,871,513)	(31,190,381)
(17,230)	(856,824)	(1,321,244)	(6,874,836)	(11,108,889)

1,901,131	6,193,468	5,308,717	3,889,356	7,858,038
3,582	4,989,459	8,582,882	54,809,956	29,379,154
(86,478)	(7,605,078)	(16,775,991)	(27,822,589)	(47,422,328)
395	1,427	2,906	72	10,868

1,818,630	3,579,276	(2,881,486)	30,876,795	(10,174,268)

5,424,155	4,621,668	1,659,572	1,400,437	3,342,300
17,230	853,951	1,318,755	6,868,267	11,037,132
(333,070)	(1,147,117)	(2,574,766)	(10,092,952)	(64,615,318)
3,898	4	5	—	4

5,112,213	4,328,506	403,566	(1,824,248)	(50,235,882)

6,791,811	19,817,172	9,412,942	(56,898,475)	(91,252,583)

—	141,444,246	132,031,304	206,819,163	298,071,746

$6,791,811	$161,261,418	$141,444,246	$149,920,688	$206,819,163

188,424	534,077	530,713	237,257	345,634
365	450,458	900,770	3,769,598	1,384,503
(8,710)	(666,586)	(1,686,789)	(1,645,704)	(2,036,430)

180,079	317,949	(255,306)	2,361,151	(306,293)

546,910	404,001	165,758	73,909	146,401
1,755	77,105	138,410	462,510	513,594
(32,887)	(101,436)	(260,427)	(582,749)	(2,883,817)

515,778	379,670	43,741	(46,330)	(2,223,822)

Wasatch Funds

Statements of Changes in Net Assets (continued)

	International Opportunities Fund		International Select Fund

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Operations:
Net investment income (loss)	$(126,403)	$(451,872)	$(5,929)	$(14,878)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	11,347,598	32,864,511	36,550	257,720
Net realized loss on short positions	—	—	—	—
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(16,018,127)	(39,694,310)	(550,712)	252,493

Net increase (decrease) in net assets resulting from operations	(4,796,932)	(7,281,671)	(520,091)	495,335

Distributions to shareholders from distributable earnings:
Investor Class	(13,931,455)	—	—	—
Institutional Class	(2,319,709)	—	—	—

Capital share transactions:
Investor Class
Shares sold	427,811	1,627,647	250,491	1,142,130
Shares issued to holders in reinvestment of dividends	12,966,956	—	—	—
Shares redeemed	(11,491,759)	(12,977,919)	(746,163)	(405,790)
Redemption fees	69	97	72	2,211

Net increase (decrease)	1,903,077	(11,350,175)	(495,600)	738,551

Institutional Class
Shares sold	248,455	2,495,865	40,000	2,002
Shares issued to holders in reinvestment of dividends	2,197,283	—	—	—
Shares redeemed	(5,543,881)	(81,728,978)	(750)	(218,646)
Redemption fees	—	—	—	—

Net increase (decrease)	(3,098,143)	(79,233,113)	39,250	(216,644)

Total increase (decrease) in net assets	(22,243,162)	(97,864,959)	(976,441)	1,017,242

Net assets:
Beginning of period	48,509,444	146,374,403	4,984,577	3,967,335

End of period	$26,266,282	$48,509,444	$4,008,136	$4,984,577

Capital share transactions — shares:
Investor Class
Shares sold	216,293	527,971	18,740	82,023
Shares issued to holders in reinvestment of dividends	7,367,588	—	—	—
Shares redeemed	(5,916,307)	(4,238,607)	(55,944)	(30,125)

Net increase (decrease) in shares outstanding	1,667,574	(3,710,636)	(37,204)	51,898

Institutional Class
Shares sold	126,708	794,720	3,012	163
Shares issued to holders in reinvestment of dividends	1,207,298	—	—	—
Shares redeemed	(2,257,027)	(26,273,862)	(56)	(16,637)

Net increase (decrease) in shares outstanding	(923,021)	(25,479,142)	2,956	(16,474)

[1]	Fund inception date was October 1, 2025.

[2]	Fund inception date was November 29, 2024.

See Notes to Financial Statements.

MARCH 31, 2026 (Unaudited)

International Small Cap Value Fund[1]	International Value Fund		Long/Short Alpha Fund
Six Months Ended March 31, 2026 (Unaudited)	Six Months Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025[2]	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

$16,158	$178,971	$184,480	$(131,897)	$(169,557)
18,130	523,756	45,195	3,854,246	2,385,354
—	—	—	(3,912,327)	(6,149,616)
(251,313)	1,411,548	1,560,536	970,162	(9,412,148)

(217,025)	2,114,275	1,790,211	780,184	(13,345,967)

(5,033)	(172,589)	(1,105)	—	—
(10,274)	(176,921)	(1,216)	—	—

1,884,760	3,880,968	6,081,640	546,021	5,634,655
5,010	172,589	1,105	—	—
(14,311)	(1,714,746)	(445,472)	(4,362,415)	(18,277,170)
93	2,840	2,157	506	3,538

1,875,552	2,341,651	5,639,430	(3,815,888)	(12,638,977)

2,612,252	2,996,706	4,359,481	985,902	5,043,055
10,274	176,921	1,216	—	—
(26)	(1,353,140)	(10)	(5,091,206)	(15,125,166)
—	—	—	49	115

2,622,500	1,820,487	4,360,687	(4,105,255)	(10,081,996)

4,265,720	5,926,903	11,788,007	(7,140,959)	(36,066,940)

—	11,788,007	—	42,803,174	78,870,114

$4,265,720	$17,714,910	$11,788,007	$35,662,215	$42,803,174

188,055	268,985	521,898	43,474	395,464
528	12,517	112	—	—
(1,505)	(120,797)	(39,533)	(351,269)	(1,355,128)

187,078	160,705	482,477	(307,795)	(959,664)

261,267	212,037	407,297	77,805	341,737
1,084	12,839	123	—	—
(3)	(91,085)	(1)	(395,910)	(1,096,984)

262,348	133,791	407,419	(318,105)	(755,247)

Wasatch Funds

Statements of Changes in Net Assets (continued)

	Micro Cap Fund		Micro Cap Value Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Operations:
Net investment income (loss)	$(4,218,954)	$(7,691,971)	$(1,881,186)	$(3,504,692)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	48,891,296	72,627,050	21,818,405	54,647,386
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(50,962,351)	(34,566,913)	(28,553,183)	(3,156,616)

Net increase (decrease) in net assets resulting from operations	(6,290,009)	30,368,166	(8,615,964)	47,986,078

Distributions to shareholders from distributable earnings:
Investor Class	—	—	(28,392,100)	—
Institutional Class	—	—	(6,295,078)	—

Capital share transactions:
Investor Class
Shares sold	7,771,746	27,109,567	9,705,725	31,243,864
Shares issued to holders in reinvestment of dividends	—	—	27,762,965	—
Shares redeemed	(48,538,504)	(105,205,813)	(28,539,835)	(48,453,323)
Redemption fees	8,361	21,124	4,281	12,623

Net increase (decrease)	(40,758,397)	(78,075,122)	8,933,136	(17,196,836)

Institutional Class
Shares sold	11,056,668	10,708,062	6,423,075	13,131,897
Shares issued to holders in reinvestment of dividends	—	—	6,229,430	—
Shares redeemed	(26,530,992)	(22,138,931)	(13,281,879)	(19,348,874)
Redemption fees	—	400	734	1,060

Net increase (decrease)	(15,474,324)	(11,430,469)	(628,640)	(6,215,917)

Total increase (decrease) in net assets	(62,522,730)	(59,137,425)	(34,998,646)	24,573,325

Net assets:
Beginning of period	622,757,958	681,895,383	352,842,849	328,269,524

End of period	$560,235,228	$622,757,958	$317,844,203	$352,842,849

Capital share transactions — shares:
Investor Class
Shares sold	875,429	3,436,013	2,222,071	7,528,549
Shares issued to holders in reinvestment of dividends	—	—	6,673,790	—
Shares redeemed	(5,541,581)	(13,429,302)	(6,680,802)	(11,867,038)

Net increase (decrease) in shares outstanding	(4,666,152)	(9,993,289)	2,215,059	(4,338,489)

Institutional Class
Shares sold	1,256,553	1,357,917	1,514,624	3,237,866
Shares issued to holders in reinvestment of dividends	—	—	1,483,198	—
Shares redeemed	(3,041,292)	(2,804,720)	(3,065,569)	(4,661,122)

Net increase (decrease) in shares outstanding	(1,784,739)	(1,446,803)	(67,747)	(1,423,256)

See Notes to Financial Statements.

MARCH 31, 2026 (Unaudited)

Small Cap Growth Fund		Small Cap Value Fund		Ultra Growth Fund
Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

$(7,279,884)	$(16,142,928)	$2,217,075	$2,292,133	$(2,442,876)	$(5,927,393)
219,936,781	246,122,174	149,983,563	74,790,975	67,905,571	(526,923)
(341,485,535)	(258,129,337)	(202,115,000)	(113,471,793)	(59,465,952)	(83,200,232)

(128,828,638)	(28,150,091)	(49,914,362)	(36,388,685)	5,996,743	(89,654,548)

(12,993,608)	—	(27,278,687)	(88,543,286)	—	—
(14,096,270)	—	(52,130,605)	(150,322,748)	—	—

16,428,200	80,957,173	61,713,272	74,618,675	6,994,704	30,927,424
12,426,657	—	26,572,661	85,643,937	—	—
(116,359,093)	(217,817,136)	(91,410,850)	(135,485,461)	(94,310,511)	(229,080,206)
7,073	13,997	1,444	22,448	5,452	17,815

(87,497,163)	(136,845,966)	(3,123,473)	24,799,599	(87,310,355)	(198,134,967)

252,452,941	143,621,063	213,204,322	329,981,592	34,289,432	35,835,356
13,352,383	—	50,876,400	145,291,008	—	—
(550,675,821)	(404,212,419)	(419,271,864)	(283,966,371)	(67,651,795)	(197,365,964)
9,602	26,441	736	12,784	49	7,467

(284,860,895)	(260,564,915)	(155,190,406)	191,319,013	(33,362,314)	(161,523,141)

(528,276,574)	(425,560,972)	(287,637,533)	(59,136,107)	(114,675,926)	(449,312,656)

1,724,930,498	2,150,491,470	1,603,657,720	1,662,793,827	516,800,860	966,113,516

$1,196,653,924	$1,724,930,498	$1,316,020,187	$1,603,657,720	$402,124,934	$516,800,860

430,855	2,022,067	6,416,613	7,443,583	213,624	932,596
330,408	—	2,923,285	8,086,520	—	—
(3,057,984)	(5,569,864)	(9,580,542)	(13,979,129)	(2,904,844)	(7,169,027)

(2,296,721)	(3,547,797)	(240,644)	1,550,974	(2,691,220)	(6,236,431)

6,463,260	3,550,052	21,933,944	32,822,879	1,025,695	1,088,426
347,718	—	5,518,048	13,553,266	—	—
(14,092,641)	(9,902,945)	(43,169,213)	(27,948,847)	(2,058,222)	(6,340,677)

(7,281,663)	(6,352,893)	(15,717,221)	18,427,298	(1,032,527)	(5,252,251)

Wasatch Funds

Statements of Changes in Net Assets (continued)

	U.S. Select Fund		U.S. Treasury Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

Operations:
Net investment income (loss)	$(56,058)	$(172,346)	$2,544,097	$5,637,966
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	794,620	1,063,632	(33,972,623)	(15,425,935)
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(2,901,377)	(1,049,231)	28,037,773	(5,915,241)

Net increase (decrease) in net assets resulting from operations	(2,162,815)	(157,945)	(3,390,753)	(15,703,210)

Distributions to shareholders from distributable earnings:
Investor Class	(342,663)	(320,026)	(2,514,801)	(5,582,922)
Institutional Class	(937,464)	(569,990)	—	—

Capital share transactions:
Investor Class
Shares sold	176,035	2,118,969	5,534,389	30,763,758
Shares issued to holders in reinvestment of dividends	342,184	319,929	2,405,676	5,300,480
Shares redeemed	(1,639,243)	(6,006,666)	(31,358,762)	(56,297,904)
Redemption fees	69	2,194	3,827	24,369

Net decrease	(1,120,955)	(3,565,574)	(23,414,870)	(20,209,297)

Institutional Class
Shares sold	4,560,236	5,272,232	—	—
Shares issued to holders in reinvestment of dividends	937,464	569,990	—	—
Shares redeemed	(5,178,928)	(7,410,718)	—	—
Redemption fees	—	685	—	—

Net increase (decrease)	318,772	(1,567,811)	—	—

Total decrease in net assets	(4,245,125)	(6,181,346)	(29,320,424)	(41,495,429)

Net assets:
Beginning of period	20,409,503	26,590,849	143,639,368	185,134,797

End of period	$16,164,378	$20,409,503	$114,318,944	$143,639,368

Capital share transactions — shares:
Investor Class
Shares sold	12,962	142,725	529,440	2,923,088
Shares issued to holders in reinvestment of dividends	25,786	20,300	238,654	502,968
Shares redeemed	(119,185)	(414,842)	(3,041,045)	(5,335,852)

Net decrease in shares outstanding	(80,437)	(251,817)	(2,272,951)	(1,909,796)

Institutional Class
Shares sold	347,878	356,956	—	—
Shares issued to holders in reinvestment of dividends	70,327	36,053	—	—
Shares redeemed	(384,201)	(490,331)	—	—

Net increase (decrease) in shares outstanding	34,004	(97,322)	—	—

See Notes to Financial Statements.

Wasatch Funds

Statement of Cash Flows

Long/Short Alpha Fund Six Months Ended March 31, 2026 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$780,184
Adjustments to reconcile net increase in net assets resulting from operations	—
Long-term investments purchased	(10,483,061)
Long-term investments sold	21,314,501
Purchases to cover securities sold short	(9,502,539)
Securities sold short	4,380,752
Decrease in dividends and interest receivable	3,871
Decrease in prepaid expenses and other assets	6,283
Decrease in dividend payable on securities sold short	(6,088)
Decrease in accrued fund administration fees	(587)
Decrease in payable to Advisor	(9,570)
Increase in accrued expenses and other liabilities	24,284
Net realized (loss) from unaffiliated investments	(3,854,246)
Net realized gain from securities sold short	3,912,327
Net change in unrealized (depreciation) on unaffiliated investments	5,372,417
Net change in unrealized appreciation on securities sold short	(6,342,579)

Net cash from operating activities	5,595,949

Cash flows from financing activities:
Proceeds from shares sold	1,539,471
Payment on shares redeemed	(9,653,697)
Redemption fees	555

Net cash to financing activities	(8,113,671)

Net decrease in cash	(2,517,722)
Cash at beginning of period	7,919,341

Cash at end of period	$5,401,619

Supplemental Disclosure of Cash Flow Information:
Dividend on securities sold short during the period	$21,525
Interest expense paid during the period	120,774

See Notes to Financial Statements.

Wasatch Funds

Financial Highlights

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning Of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) On Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Core Growth Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$83.09	(0.46)	(6.20)	(6.66)	—	[4]	—	(6.35)	(6.35)
Year ended 9/30/25	$96.94	(0.73)	(4.84)	(5.57)	—	[4]	—	(8.28)	(8.28)
Year ended 9/30/24	$73.66	(0.47)	23.75	23.28	—	[4]	—	—	—
Year ended 9/30/23	$61.04	(0.39)	13.47	13.08	—	[4]	—	(0.46)	(0.46)
Year ended 9/30/22	$104.75	(0.48)	(27.40)	(27.88)	—	[4]	—	(15.83)	(15.83)
Year ended 9/30/21	$77.61	(0.63)	34.37	33.74	—	[4]	—	(6.60)	(6.60)
Core Growth Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$85.00	(0.22)	(6.54)	(6.76)	—	[4]	—	(6.35)	(6.35)
Year ended 9/30/25	$98.90	(0.54)	(5.08)	(5.62)	—	[4]	—	(8.28)	(8.28)
Year ended 9/30/24	$75.06	(0.37)	24.21	23.84	—	[4]	—	—	—
Year ended 9/30/23	$62.13	(0.28)	13.67	13.39	—	[4]	—	(0.46)	(0.46)
Year ended 9/30/22	$106.20	(0.41)	(27.83)	(28.24)	—	[4]	—	(15.83)	(15.83)
Year ended 9/30/21	$78.53	(0.50)	34.77	34.27	—	[4]	—	(6.60)	(6.60)
Emerging India Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$5.36	(0.04)	(0.74)	(0.78)	—	[4]	—	(1.21)	(1.21)
Year ended 9/30/25	$7.37	(0.09)	(0.77)	(0.86)	—	[4]	—	(1.15)	(1.15)
Year ended 9/30/24	$5.90	(0.06)	1.79	1.73	—	[4]	—	(0.26)	(0.26)
Year ended 9/30/23	$5.67	(0.04)	0.33	0.29	—	[4]	—	(0.06)	(0.06)
Year ended 9/30/22	$6.95	(0.06)	(0.92)	(0.98)	—	[4]	—	(0.30)	(0.30)
Year ended 9/30/21	$4.22	(0.05)	2.78	2.73	—	[4]	—	—	—
Emerging India Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$5.47	(0.45)	(0.36)	(0.81)	—	[4]	—	(1.21)	(1.21)
Year ended 9/30/25	$7.49	(0.05)	(0.82)	(0.87)	—	[4]	—	(1.15)	(1.15)
Year ended 9/30/24	$5.98	(0.04)	1.81	1.77	—	[4]	—	(0.26)	(0.26)
Year ended 9/30/23	$5.74	(0.05)	0.35	0.30	—	[4]	—	(0.06)	(0.06)
Year ended 9/30/22	$7.03	(0.06)	(0.93)	(0.99)	—	[4]	—	(0.30)	(0.30)
Year ended 9/30/21	$4.26	(0.05)	2.82	2.77	—	[4]	—	—	—
Emerging Markets Select Fund—Investor Class
Six Months ended 3/31/26 (unaudited)	$17.54	(0.45)	(0.05)	(0.50)	—	[4]	—	—	—
Year ended 9/30/25	$18.17	(0.21)	(0.42)	(0.63)	—	[4]	—	—	—
Year ended 9/30/24	$14.73	(0.14)	3.58	3.44	—	[4]	—	—	—
Year ended 9/30/23	$13.34	(0.04)	1.43	1.39	—	[4]	—	—	—
Year ended 9/30/22	$22.49	(0.17)	(8.93)	(9.10)	0.04		—	(0.09)	(0.09)
Year ended 9/30/21	$14.40	0.11	7.97	8.08	0.01		—	—	—
Emerging Markets Select Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$18.08	(0.21)	(0.28)	(0.49)	—	[4]	—	—	—
Year ended 9/30/25	$18.69	(0.11)	(0.50)	(0.61)	—	[4]	—	—	—
Year ended 9/30/24	$15.11	(0.06)	3.64	3.58	—	[4]	—	—	—
Year ended 9/30/23	$13.66	—	1.45	1.45	—	[4]	—	—	—
Year ended 9/30/22	$23.01	(0.04)	(9.22)	(9.26)	—	[4]	—	(0.09)	(0.09)
Year ended 9/30/21	$14.71	(0.03)	8.33	8.30	—	[4]	—	—	—
Emerging Markets Small Cap Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$2.79	(0.01)	0.19	0.18	—	[4]	—	(1.20)	(1.20)
Year ended 9/30/25	$3.27	(0.07)	(0.23)	(0.30)	—	[4]	—	(0.18)	(0.18)
Year ended 9/30/24	$2.69	(0.04)	0.62	0.58	—	[4]	—	—	—
Year ended 9/30/23	$2.47	(0.05)	0.35	0.30	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$4.23	(0.05)	(1.46)	(1.51)	—	[4]	(0.01)	(0.24)	(0.25)
Year ended 9/30/21	$3.02	(0.03)	1.49	1.46	—	[4]	—	(0.25)	(0.25)
Emerging Markets Small Cap Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$2.84	0.03	0.15	0.18	—	[4]	—	(1.20)	(1.20)
Year ended 9/30/25	$3.32	(0.01)	(0.29)	(0.30)	—	[4]	—	(0.18)	(0.18)
Year ended 9/30/24	$2.73	(0.02)	0.61	0.59	—	[4]	—	—	—
Year ended 9/30/23	$2.50	(0.02)	0.33	0.31	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$4.27	(0.02)	(1.49)	(1.51)	—	[4]	(0.01)	(0.25)	(0.26)
Year ended 9/30/21	$3.04	(0.03)	1.51	1.48	—	[4]	—	(0.25)	(0.25)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$70.08	(8.52)	1.20	5 8 15	1.20	5 8 15	(0.66)	(0.66)	$1,202,118	28%	[13]
$83.09	(6.84)	1.16	5 8	1.16	5 8	(0.72)	(0.72)	$1,716,729	46%
$96.94	31.60	1.17	[5]	1.17	[5]	(0.56)	(0.56)	$2,112,156	36%
$73.66	21.51	1.17	5 8	1.17	5 8	(0.53)	(0.53)	$1,593,801	33%
$61.04	(31.47)	1.19	5 8	1.19	5 8	(0.59)	(0.59)	$1,356,653	29%
$104.75	44.82	1.17	[5]	1.17	[5]	(0.65)	(0.65)	$2,174,178	35%

$71.89	(8.45)	1.06	5 8 15	1.08	5 8 15	(0.51)	(0.53)	$1,780,936	28%	[13]
$85.00	(6.75)	1.05	5 8	1.06	5 8	(0.61)	(0.62)	$2,504,835	46%
$98.90	31.75	1.05	[5]	1.06	[5]	(0.45)	(0.46)	$2,735,072	36%
$75.06	21.64	1.06	5 8	1.06	5 8	(0.42)	(0.42)	$1,625,150	33%
$62.13	(31.37)	1.05	5 8	1.06	5 8	(0.46)	(0.46)	$1,275,470	29%
$106.20	44.98	1.05	[5]	1.05	[5]	(0.54)	(0.55)	$1,865,201	35%

$3.37	(18.74)	1.65	6 7	1.65	6 7	(1.57)	(1.57)	$133,069	10%
$5.36	(13.04)	1.51	6 7	1.51	6 7	(1.03)	(1.03)	$217,006	34%
$7.37	30.32	1.50	5 8	1.50	5 8	(1.00)	(1.00)	$318,082	29%
$5.90	5.23	1.50	5 8	1.50	5 8	(0.92)	(0.92)	$254,155	26%
$5.67	(14.79)	1.51	5 8	1.51	5 8	(1.13)	(1.13)	$227,767	25%
$6.95	64.69	1.52	[5]	1.52	[5]	(1.15)	(1.15)	$258,617	21%

$3.45	(18.96)	1.50	6 7	1.50	6 7	(1.42)	(1.42)	$63,673	10%
$5.47	(12.94)	1.39	6 7	1.39	6 7	(0.89)	(0.89)	$305,379	34%
$7.49	30.59	1.37	5 8	1.37	5 8	(0.86)	(0.86)	$404,633	29%
$5.98	5.34	1.36	5 8	1.36	5 8	(0.79)	(0.79)	$284,887	26%
$5.74	(14.77)	1.38	5 8	1.38	5 8	(1.01)	(1.01)	$313,825	25%
$7.03	65.02	1.37	[5]	1.37	[5]	(0.97)	(0.97)	$358,401	21%

$17.04	(2.85)	1.53	6 7	1.53	6 7	(0.71)	(0.71)	$28,788	14%
$17.54	(3.47)	1.37	6 7	1.37	6 7	(0.48)	(0.48)	$48,007	28%
$18.17	23.35	1.37	6 7	1.37	6 7	(0.56)	(0.56)	$63,062	34%
$14.73	10.42	1.36	5 8	1.36	5 8	(0.31)	(0.31)	$59,458	14%
$13.34	(40.42)	1.32	5 8	1.32	5 8	(0.73)	(0.73)	$52,571	31%
$22.49	56.18	1.37	[5]	1.37	[5]	(0.55)	(0.55)	$93,932	20%

$17.59	(2.71)	1.25	6 7	1.25	6 7	(0.41)	(0.41)	$135,101	14%
$18.08	(3.26)	1.13	6 7	1.13	6 7	(0.25)	(0.25)	$253,356	28%
$18.69	23.69	1.12	6 7	1.12	6 7	(0.30)	(0.30)	$387,987	34%
$15.11	10.61	1.13	5 8	1.13	5 8	(0.06)	(0.06)	$392,825	14%
$13.66	(40.40)	1.14	5 8	1.14	5 8	(0.40)	(0.40)	$290,912	31%
$23.01	56.42	1.18	[5]	1.18	[5]	(0.44)	(0.44)	$170,294	20%

$1.77	9.18	2.02	6 7	2.17	6 7	(1.08)	(1.22)	$57,322	26%
$2.79	(9.31)	1.95	5 8	2.05	5 8	(0.79)	(0.89)	$88,270	38%
$3.27	21.56	1.96	6 7	2.00	6 7	(0.79)	(0.83)	$135,893	27%
$2.69	12.39	1.96	6 7	1.96	6 7	(0.72)	(0.72)	$131,823	21%
$2.47	(37.93)	1.91	6 7	1.91	6 7	(0.74)	(0.74)	$153,161	36%
$4.23	50.23	1.88	[5]	1.88	[5]	(1.07)	(1.07)	$322,350	22%

$1.82	8.93	1.86	6 7	1.96	6 7	(0.74)	(0.84)	$37,814	26%
$2.84	(9.15)	1.80	5 8	1.84	5 8	(0.64)	(0.67)	$122,197	38%
$3.32	21.61	1.81	6 7	1.81	6 7	(0.63)	(0.63)	$218,820	27%
$2.73	12.66	1.78	6 7	1.78	6 7	(0.51)	(0.51)	$204,034	21%
$2.50	(37.75)	1.78	6 7	1.78	6 7	(0.58)	(0.58)	$224,736	36%
$4.27	50.53	1.76	[5]	1.76	[5]	(0.94)	(0.94)	$321,008	22%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning Of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) On Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Frontier Emerging Small Countries Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$3.77	(0.05)	(0.23)	(0.28)	—	[4]	—	—	—
Year ended 9/30/25	$3.75	(0.05)	0.10	0.05	—	[4]	(0.03)	—	(0.03)
Year ended 9/30/24	$2.86	(0.04)	0.93	0.89	—	[4]	—	—	—
Year ended 9/30/23	$2.45	(0.05)	0.46	0.41	—	[4]	—	—	—
Year ended 9/30/22	$4.40	(0.03)	(1.89)	(1.92)	—	[4]	(0.03)	—	(0.03)
Year ended 9/30/21	$3.02	(0.07)	1.45	1.38	—	[4]	—	—	—
Frontier Emerging Small Countries Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$3.85	(0.02)	(0.27)	(0.29)	—	[4]	—	—	—
Year ended 9/30/25	$3.83	(0.03)	0.08	0.05	—	[4]	(0.03)	—	(0.03)
Year ended 9/30/24	$2.91	(0.01)	0.93	0.92	—	[4]	—	—	—
Year ended 9/30/23	$2.48	(0.19)	0.62	0.43	—		—	—	—
Year ended 9/30/22	$4.46	(0.03)	(1.91)	(1.94)	—	[4]	(0.04)	—	(0.04)
Year ended 9/30/21	$3.05	(0.04)	1.45	1.41	—	[4]	—	—	—
Global Opportunities Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$4.18	(0.03)	(0.29)	(0.32)	—	[4]	—	(0.35)	(0.35)
Year ended 9/30/25	$4.77	(0.05)	(0.16)	(0.21)	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/24	$3.74	(0.05)	1.08	1.03	—	[4]	—	—	—
Year ended 9/30/23	$3.39	(0.04)	0.47	0.43	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$5.83	(0.04)	(1.96)	(2.00)	—	[4]	(0.01)	(0.43)	(0.44)
Year ended 9/30/21	$3.92	(0.04)	2.05	2.01	—	[4]	—	(0.10)	(0.10)
Global Opportunities Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$4.24	(0.02)	(0.30)	(0.32)	—	[4]	—	(0.35)	(0.35)
Year ended 9/30/25	$4.83	(0.04)	(0.17)	(0.21)	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/24	$3.78	(0.04)	1.09	1.05	—	[4]	—	—	—
Year ended 9/30/23	$3.42	(0.02)	0.46	0.44	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$5.88	(0.03)	(1.99)	(2.02)	—	[4]	(0.01)	(0.43)	(0.44)
Year ended 9/30/21	$3.94	(0.05)	2.09	2.04	—	[4]	—	(0.10)	(0.10)
Global Select Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$12.68	(0.11)	(1.29)	(1.40)	—	[4]	—	—	—
Year ended 9/30/25	$12.56	(0.28)	0.40	0.12	—	[4]	—	—	—
Year ended 9/30/24	$10.26	(0.16)	2.46	2.30	—	[4]	—	—	—
Year ended 9/30/23	$8.71	(0.06)	1.61	1.55	—	[4]	—	—	—
Year ended 9/30/22	$15.83	(0.10)	(5.24)	(5.34)	—	[4]	—	(1.78)	(1.78)
Year ended 9/30/21	$12.60	(0.12)	3.36	3.24	0.01		—	(0.02)	(0.02)
Global Select Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$12.98	(0.02)	(1.39)	(1.41)	—		—	—	—
Year ended 9/30/25	$12.81	(0.05)	0.22	0.17	—		—	—	—
Year ended 9/30/24	$10.43	(0.05)	2.43	2.38	—		—	—	—
Year ended 9/30/23	$8.82	(0.02)	1.63	1.61	—		—	—	—
Year ended 9/30/22	$15.94	(0.05)	(5.29)	(5.34)	—	[4]	—	(1.78)	(1.78)
Year ended 9/30/21	$12.64	(0.07)	3.39	3.32	—	[4]	—	(0.02)	(0.02)
Global Small Cap Value Fund — Investor Class
Six Months ended 3/31/26 (unaudited)[12]	$10.00	0.02	(0.24)	(0.22)	—	[4]	(0.03)	— [4]	(0.03)
Global Small Cap Value Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)[12]	$10.00	0.04	(0.24)	(0.20)	0.01		(0.04)	— [4]	(0.04)
Global Value Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$11.05	0.11	1.26	1.37	—	[4]	(0.09)	(0.38)	(0.47)
Year ended 9/30/25	$10.15	0.26	1.44	1.70	—	[4]	(0.25)	(0.55)	(0.80)
Year ended 9/30/24	$8.52	0.27	1.65	1.92	—	[4]	(0.29)	—	(0.29)
Year ended 9/30/23	$8.00	0.25	1.05	1.30	—	[4]	(0.24)	(0.54)	(0.78)
Year ended 9/30/22	$9.24	0.23	(0.96)	(0.73)	—	[4]	(0.23)	(0.28)	(0.51)
Year ended 9/30/21	$6.56	0.18	2.65	2.83	—	[4]	(0.15)	—	(0.15)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$3.49	(7.43)	2.11	6 7	2.48	6 7	(0.70)	(1.07)	$19,009	42%
$3.77	1.27	2.15	5 8	2.37	5 8	(0.83)	(1.04)	$27,200	60%
$3.75	31.12	2.16	6 7	2.34	6 7	(0.90)	(1.09)	$31,994	28%
$2.86	16.73	2.16	6 7	2.31	6 7	(0.91)	(1.05)	$30,980	29%
$2.45	(43.89)	2.15	5 8	2.29	5 8	(1.13)	(1.26)	$30,132	44%
$4.40	45.70	2.12	[5]	2.12	[5]	(1.33)	(1.33)	$52,307	39%

$3.56	(7.53)	1.91	6 7	2.58	6 7	(0.50)	(1.17)	$6,222	42%
$3.85	1.44	1.95	5 8	2.52	5 8	(0.62)	(1.19)	$7,655	60%
$3.83	31.62	1.96	6 7	2.52	6 7	(0.67)	(1.23)	$7,605	28%
$2.91	17.34	1.96	6 7	2.61	6 7	(0.83)	(1.47)	$4,027	29%
$2.48	(43.89)	1.95	5 8	2.08	5 8	(0.88)	(1.00)	$10,416	44%
$4.46	46.23	1.95	[5]	2.08	[5]	(1.13)	(1.26)	$17,490	39%

$3.51	(8.23)	1.54	6 7	1.54	6 7	(0.99)	(0.99)	$75,500	22%	[13]
$4.18	(4.98)	1.48	5 8	1.48	5 8	(0.92)	(0.92)	$106,464	37%
$4.77	27.54	1.50	5 8	1.50	5 8	(0.96)	(0.96)	$126,784	32%
$3.74	12.76	1.50	6 7	1.50	6 7	(0.93)	(0.93)	$117,596	30%
$3.39	(36.97)	1.50	5 8	1.50	5 8	(1.00)	(1.00)	$107,048	33%
$5.83	51.70	1.46	[5]	1.46	[5]	(1.08)	(1.08)	$181,563	22%

$3.57	(8.11)	1.37	6 7	1.46	6 7	(0.82)	(0.91)	$60,444	22%	[13]
$4.24	(4.91)	1.35	5 8	1.41	5 8	(0.79)	(0.84)	$76,379	37%
$4.83	27.78	1.35	5 8	1.40	5 8	(0.82)	(0.86)	$81,604	32%
$3.78	12.94	1.36	6 7	1.40	6 7	(0.79)	(0.83)	$69,174	30%
$3.42	(36.94)	1.35	5 8	1.38	5 8	(0.85)	(0.87)	$55,266	33%
$5.88	52.21	1.35	[5]	1.40	[5]	(0.96)	(1.01)	$74,144	22%

$11.28	(11.04)	1.36	6 7	3.52	6 7	(0.74)	(2.90)	$2,046	23%
$12.68	0.96	1.36	6 7	2.81	6 7	(0.83)	(2.28)	$2,623	43%
$12.56	22.42	1.36	6 7	2.57	6 7	(0.81)	(2.02)	$4,098	21%
$10.26	17.80	1.36	5 8	2.57	5 8	(0.58)	(1.79)	$4,620	24%
$8.71	(37.76)	1.35	5 8	2.35	5 8	(0.77)	(1.77)	$3,879	30%
$15.83	25.84	1.35	[5]	2.17	[5]	(0.86)	(1.68)	$7,054	58%

$11.57	(10.86)	0.96	6 7	1.81	6 7	(0.34)	(1.18)	$9,412	23%
$12.98	1.33	0.96	6 7	1.71	6 7	(0.42)	(1.17)	$10,173	43%
$12.81	22.82	0.96	6 7	1.67	6 7	(0.40)	(1.11)	$11,047	21%
$10.43	18.25	0.96	5 8	1.74	5 8	(0.18)	(0.96)	$9,892	24%
$8.82	(37.47)	0.95	5 8	1.53	5 8	(0.35)	(0.93)	$8,828	30%
$15.94	26.31	0.95	[5]	1.56	[5]	(0.46)	(1.07)	$12,385	58%

$9.75	(2.21)	1.50	5 8	5.21	5 8	0.41	(3.30)	$1,755	38%

$9.77	(1.94)	1.10	5 8	3.15	5 8	0.73	(1.32)	$5,037	38%

$11.95	12.76	1.10	5 8	1.13	5 8	1.88	1.85	$136,365	17%
$11.05	18.13	1.10	5 8	1.16	5 8	2.52	2.46	$122,602	24%
$10.15	22.88	1.11	6 7	1.18	6 7	2.89	2.81	$115,169	25%
$8.52	16.16	1.11	5 8	1.18	5 8	2.80	2.73	$112,591	43%
$8.00	(8.55)	1.10	5 8	1.20	5 8	2.46	2.36	$102,983	47%
$9.24	43.20	1.10	[5]	1.18	[5]	1.97	1.89	$119,966	41%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning Of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) On Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Global Value Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$11.03	0.13	1.24	1.37	—	[4]	(0.10)	(0.38)	(0.48)
Year ended 9/30/25	$10.13	0.27	1.44	1.71	—	[4]	(0.26)	(0.55)	(0.81)
Year ended 9/30/24	$8.50	0.25	1.68	1.93	—		(0.30)	—	(0.30)
Year ended 9/30/23	$7.99	0.25	1.05	1.30	—		(0.25)	(0.54)	(0.79)
Year ended 9/30/22	$9.23	0.25	(0.97)	(0.72)	—	[4]	(0.24)	(0.28)	(0.52)
Year ended 9/30/21	$6.56	0.19	2.63	2.82	0.01		(0.16)	—	(0.16)
International Growth Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$23.73	0.05	(2.27)	(2.22)	—	[4]	—	(7.93)	(7.93)
Year ended 9/30/25	$26.45	(0.06)	1.56	1.50	—	[4]	—	(4.22)	(4.22)
Year ended 9/30/24	$21.60	(0.09)	4.94	4.85	—	[4]	—	—	—
Year ended 9/30/23	$20.03	(0.03)	1.60	1.57	—	[4]	—	—	—
Year ended 9/30/22	$38.79	(0.07)	(15.16)	(15.23)	—	[4]	—	(3.53)	(3.53)
Year ended 9/30/21	$34.07	(0.17)	8.68	8.51	—	[4]	—	(3.79)	(3.79)
International Growth Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$24.05	0.07	(2.31)	(2.24)	—		—	(7.93)	(7.93)
Year ended 9/30/25	$26.74	1.26	0.27	1.53	—	[4]	—	(4.22)	(4.22)
Year ended 9/30/24	$21.80	0.43	4.51	4.94	—		—	—	—
Year ended 9/30/23	$20.20	0.08	1.52	1.60	—	[4]	—	—	—
Year ended 9/30/22	$39.04	(0.02)	(15.29)	(15.31)	—	[4]	—	(3.53)	(3.53)
Year ended 9/30/21	$34.24	(0.13)	8.72	8.59	—	[4]	—	(3.79)	(3.79)
International Opportunities Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$3.20	0.02	(0.35)	(0.33)	—	[4]	—	(1.22)	(1.22)
Year ended 9/30/25	$3.27	(0.10)	0.03	(0.07)	—	[4]	—	—	—
Year ended 9/30/24	$2.72	(0.08)	0.63	0.55	—	[4]	—	—	—
Year ended 9/30/23	$2.51	(0.06)	0.27	0.21	—	[4]	—	—	—
Year ended 9/30/22	$5.26	(0.05)	(2.06)	(2.11)	—	[4]	—	(0.64)	(0.64)
Year ended 9/30/21	$4.64	(0.07)	0.79	0.72	—	[4]	—	(0.10)	(0.10)
International Opportunities Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$3.26	0.32	(0.65)	(0.33)	—		—	(1.22)	(1.22)
Year ended 9/30/25	$3.32	0.42	(0.48)	(0.06)	—	[4]	—	—	—
Year ended 9/30/24	$2.76	—	0.56	0.56	—	[4]	—	—	—
Year ended 9/30/23	$2.55	(0.02)	0.23	0.21	—	[4]	—	—	—
Year ended 9/30/22	$5.33	(0.03)	(2.11)	(2.14)	—	[4]	—	(0.64)	(0.64)
Year ended 9/30/21	$4.71	(0.05)	0.77	0.72	—	[4]	—	(0.10)	(0.10)
International Select Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$14.18	(0.05)	(1.51)	(1.56)	—	[4]	—	—	—
Year ended 9/30/25	$12.55	(0.03)	1.65	1.62	0.01		—	—	—
Year ended 9/30/24	$10.25	(0.06)	2.36	2.30	—	[4]	—	—	—
Year ended 9/30/23	$8.90	(0.07)	1.42	1.35	—	[4]	—	—	—
Year ended 9/30/22	$14.96	(0.10)	(5.97)	(6.07)	0.01		—	—	—
Year ended 9/30/21	$12.61	(0.07)	2.41	2.34	0.01		—	—	—
International Select Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$14.53	(0.01)	(1.56)	(1.57)	—		—	—	—
Year ended 9/30/25	$12.81	0.03	1.69	1.72	—		—	—	—
Year ended 9/30/24	$10.43	0.05	2.33	2.38	—		—	—	—
Year ended 9/30/23	$9.01	0.03	1.39	1.42	—		—	—	—
Year ended 9/30/22	$15.10	(0.04)	(6.05)	(6.09)	—		—	—	—
Year ended 9/30/21	$12.69	— [4]	2.41	2.41	—		—	—	—
International Small Cap Value Fund — Investor Class
Six Months ended 3/31/26 (unaudited)[12]	$10.00	0.04	(0.51)	(0.47)	—	[4]	(0.04)	— [4]	(0.04)
International Small Cap Value Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)[12]	$10.00	0.06	(0.51)	(0.45)	—		(0.05)	— [4]	(0.05)
International Value Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$13.25	0.16	1.89	2.05	—	[4]	(0.29)	(0.04)	(0.33)
Period ended 9/30/25[11]	$10.00	0.17	3.09	3.26	—	[4]	(0.01)	—	(0.01)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$11.92	12.78	0.95	5 8	1.13	5 8	2.07	1.89	$24,896	17%
$11.03	18.35	0.95	5 8	1.18	5 8	2.66	2.44	$18,842	24%
$10.13	23.12	0.95	6 7	1.14	6 7	3.11	2.93	$16,862	25%
$8.50	16.23	0.96	5 8	1.12	5 8	3.00	2.84	$31,649	43%
$7.99	(8.42)	0.95	5 8	1.14	5 8	2.89	2.71	$15,583	47%
$9.23	43.26	0.99	[5]	1.43	[5]	2.04	1.60	$7,163	41%

$13.58	(11.55)	1.51	6 7	1.51	6 7	(0.30)	(0.30)	$136,709	39%
$23.73	7.50	1.47	5 8	1.47	5 8	(0.18)	(0.18)	$182,813	57%
$26.45	22.50	1.49	6 7	1.49	6 7	(0.11)	(0.11)	$211,932	34%
$21.60	7.84	1.41	5 8	1.41	5 8	0.08	0.08	$231,089	31%
$20.03	(42.98)	1.44	5 8	1.44	5 8	(0.14)	(0.14)	$279,608	20%
$38.79	26.59	1.41	[5]	1.41	[5]	(0.47)	(0.47)	$579,102	25%

$13.88	(11.50)	1.36	6 7	1.54	6 7	(0.18)	(0.36)	$13,212	39%
$24.05	7.59	1.36	6 7	1.43	6 7	(0.18)	(0.26)	$24,006	57%
$26.74	22.66	1.36	6 7	1.38	6 7	0.01	(0.01)	$86,139	34%
$21.80	7.92	1.29	5 8	1.29	5 8	0.16	0.16	$223,565	31%
$20.20	(42.90)	1.33	5 8	1.33	5 8	(0.03)	(0.03)	$319,936	20%
$39.04	26.70	1.32	[5]	1.32	[5]	(0.38)	(0.38)	$699,377	25%

$1.65	(12.62)	2.29	6 7	2.45	6 7	(0.70)	(0.86)	$22,738	29%
$3.20	(2.14)	2.25	5 8	2.25	5 8	(0.62)	(0.62)	$38,758	29%
$3.27	20.22	2.04	6 7	2.04	6 7	(0.64)	(0.64)	$51,745	25%
$2.72	8.37	1.97	6 7	1.97	6 7	(0.52)	(0.52)	$54,964	20%
$2.51	(45.24)	1.96	5 8	1.96	5 8	(1.05)	(1.05)	$64,198	39%
$5.26	15.68	1.91	[5]	1.91	[5]	(1.14)	(1.14)	$139,189	35%

$1.71	(12.31)	2.02	6 7	3.10	6 7	(0.60)	(1.68)	$3,528	29%
$3.26	(1.81)	1.99	6 7	2.26	6 7	(0.61)	(0.88)	$9,751	29%
$3.32	20.29	1.96	6 7	2.02	6 7	(0.62)	(0.67)	$94,630	25%
$2.76	8.24	1.92	6 7	1.92	6 7	(0.51)	(0.51)	$226,305	20%
$2.55	(45.21)	1.91	5 8	1.91	5 8	(0.97)	(0.97)	$354,481	39%
$5.33	15.44	1.89	[5]	1.89	[5]	(1.10)	(1.10)	$675,768	35%

$12.62	(11.00)	1.30	5 8	3.97	5 8	(0.39)	(3.06)	$2,827	50%
$14.18	12.99	1.30	5 8	3.96	5 8	(0.46)	(3.12)	$3,704	57%
$12.55	22.44	1.30	5 8	4.53	5 8	(0.40)	(3.62)	$2,627	43%
$10.25	15.17	1.35	6 7	3.88	6 7	(0.41)	(2.95)	$2,481	22%
$8.90	(40.51)	1.30	5 8	3.34	5 8	(0.72)	(2.76)	$2,514	27%
$14.96	18.64	1.30	[5]	3.09	[5]	(0.68)	(2.46)	$4,763	35%

$12.96	(10.81)	0.90	5 8	4.50	5 8	0.05	(3.55)	$1,181	50%
$14.53	13.43	0.90	5 8	4.47	5 8	(0.11)	(3.68)	$1,280	57%
$12.81	22.82	0.90	5 8	4.38	5 8	(0.04)	(3.51)	$1,340	43%
$10.43	15.76	0.94	6 7	3.19	6 7	(0.05)	(2.30)	$1,526	22%
$9.01	(40.33)	0.90	5 8	2.37	5 8	(0.30)	(1.76)	$2,788	27%
$15.10	18.99	0.90	[5]	3.03	[5]	(0.27)	(2.40)	$4,746	35%

$9.49	(4.65)	1.50	5 8	6.35	5 8	0.77	(4.07)	$1,775	31%

$9.50	(4.45)	1.10	5 8	5.11	5 8	1.06	(2.95)	$2,491	31%

$14.97	15.81	1.05	5 8	1.86	5 8	2.33	1.52	$9,631	18%
$13.25	32.65	1.05	5 8	6.34	5 8	3.42	(1.87)	$6,391	13%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning Of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) On Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
International Value Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$13.25	0.14	1.93	2.07	—		(0.34)	(0.04)	(0.38)
Period ended 9/30/25[11]	$10.00	0.27	2.99	3.26	—		(0.01)	—	(0.01)
Long/Short Alpha Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$12.53	(0.07)	0.32	0.25	—	[4]	—	—	—
Year ended 9/30/25	$15.36	(0.07)	(2.76)	(2.83)	—	[4]	—	—	—
Year ended 9/30/24	$11.51	(0.02)	3.87	3.85	—	[4]	—	—	—
Year ended 9/30/23	$9.01	(0.08)	2.59	2.51	—	[4]	—	(0.01)	(0.01)
Year ended 9/30/22[9]	$10.00	(0.16)	(0.83)	(0.99)	—	[4]	—	—	—
Long/Short Alpha Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$12.60	(0.04)	0.31	0.27	—	[4]	—	—	—
Year ended 9/30/25	$15.44	(0.04)	(2.80)	(2.84)	—	[4]	—	—	—
Year ended 9/30/24	$11.56	0.02	3.86	3.88	—	[4]	—	—	—
Year ended 9/30/23	$9.03	(0.12)	2.66	2.54	—	[4]	—	(0.01)	(0.01)
Year ended 9/30/22[9]	$10.00	(0.13)	(0.84)	(0.97)	—	[4]	—	—	—
Micro Cap Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$8.51	(0.07)	(0.05)	(0.12)	—	[4]	—	—	—
Year ended 9/30/25	$8.06	(0.12)	0.57	0.45	—	[4]	—	—	—
Year ended 9/30/24	$6.07	(0.11)	2.10	1.99	—	[4]	—	—	—
Year ended 9/30/23	$5.72	(0.11)	0.46	0.35	—	[4]	—	—	—
Year ended 9/30/22	$12.55	(0.13)	(3.80)	(3.93)	—	[4]	—	(2.90)	(2.90)
Year ended 9/30/21	$9.56	(0.19)	3.85	3.66	—	[4]	—	(0.67)	(0.67)
Micro Cap Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$8.52	(0.06)	(0.05)	(0.11)	—		—	—	—
Year ended 9/30/25	$8.07	(0.10)	0.55	0.45	—	[4]	—	—	—
Year ended 9/30/24	$6.07	(0.09)	2.09	2.00	—	[4]	—	—	—
Year ended 9/30/23	$5.72	(0.09)	0.44	0.35	—	[4]	—	—	—
Year ended 9/30/22	$12.55	(0.13)	(3.80)	(3.93)	—	[4]	—	(2.90)	(2.90)
Year ended 9/30/21	$9.55	(0.19)	3.86	3.67	—	[4]	—	(0.67)	(0.67)
Micro Cap Value Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$4.56	(0.02)	(0.08)	(0.10)	—	[4]	—	(0.46)	(0.46)
Year ended 9/30/25	$3.95	(0.05)	0.66	0.61	—	[4]	—	—	—
Year ended 9/30/24	$2.97	(0.02)	1.00	0.98	—	[4]	—	—	—
Year ended 9/30/23	$2.79	(0.03)	0.21	0.18	—	[4]	—	—	—
Year ended 9/30/22	$5.10	(0.04)	(1.33)	(1.37)	—	[4]	—	(0.94)	(0.94)
Year ended 9/30/21	$3.65	(0.04)	2.02	1.98	—	[4]	—	(0.53)	(0.53)
Micro Cap Value Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$4.60	(0.02)	(0.08)	(0.10)	—	[4]	—	(0.46)	(0.46)
Year ended 9/30/25	$3.98	(0.04)	0.66	0.62	—	[4]	—	—	—
Year ended 9/30/24	$2.99	(0.01)	1.00	0.99	—	[4]	—	—	—
Year ended 9/30/23	$2.81	(0.02)	0.20	0.18	—	[4]	—	—	—
Year ended 9/30/22	$5.12	(0.04)	(1.33)	(1.37)	—	[4]	—	(0.94)	(0.94)
Year ended 9/30/21	$3.66	(0.05)	2.04	1.99	—	[4]	—	(0.53)	(0.53)
Small Cap Growth Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$38.95	(0.32)	(3.28)	(3.60)	—	[4]	—	(0.74)	(0.74)
Year ended 9/30/25	$39.62	(0.52)	(0.15)	(0.67)	—	[4]	—	—	—
Year ended 9/30/24	$32.29	(0.47)	7.80	7.33	—	[4]	—	—	—
Year ended 9/30/23	$29.19	(0.38)	3.48	3.10	—	[4]	—	—	—
Year ended 9/30/22	$62.46	(0.46)	(21.99)	(22.45)	—	[4]	—	(10.82)	(10.82)
Year ended 9/30/21	$46.64	(0.57)	19.94	19.37	—	[4]	—	(3.55)	(3.55)
Small Cap Growth Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$39.74	(0.17)	(3.48)	(3.65)	—	[4]	—	(0.74)	(0.74)
Year ended 9/30/25	$40.38	(0.36)	(0.28)	(0.64)	—	[4]	—	—	—
Year ended 9/30/24	$32.88	(0.36)	7.86	7.50	—	[4]	—	—	—
Year ended 9/30/23	$29.70	(0.28)	3.46	3.18	—	[4]	—	—	—
Year ended 9/30/22	$63.29	(0.42)	(22.35)	(22.77)	—	[4]	—	(10.82)	(10.82)
Year ended 9/30/21	$47.18	(0.51)	20.17	19.66	—	[4]	—	(3.55)	(3.55)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$14.94	15.85	0.90	5 8	2.02	5 8	2.37	1.25	$8,084	18%
$13.25	32.66	0.90	5 8	5.84	5 8	3.86	(1.08)	$5,397	13%

$12.78	2.00	2.48	5 8 14	2.53	5 8 14	(0.79)	(0.84)	$20,818	21%
$12.53	(18.42)	2.10	6 7 14	2.10	6 7 14	(0.29)	(0.29)	$24,262	39%
$15.36	33.45	2.21	6 7 14	2.21	6 7 14	(0.37)	(0.37)	$44,488	41%
$11.51	27.87	2.67	6 7 14	2.85	6 7 14	(1.16)	(1.34)	$22,895	75%
$9.01	(9.90)	2.41	6 7 14	3.14	6 7 14	(1.62)	(2.35)	$8,184	55%

$12.87	2.14	2.23	5 8 14	2.39	5 8 14	(0.54)	(0.70)	$14,844	21%
$12.60	(18.39)	2.01	6 7 14	2.02	6 7 14	(0.20)	(0.20)	$18,541	39%
$15.44	33.56	2.07	6 7 14	2.09	6 7 14	(0.19)	(0.20)	$34,382	41%
$11.56	28.14	2.34	6 7 14	2.71	6 7 14	(0.99)	(1.37)	$11,579	75%
$9.03	(9.70)	2.20	6 7 14	3.10	6 7 14	(1.47)	(2.37)	$13,782	55%

$8.39	(1.41)	1.66	5 8	1.66	5 8	(1.39)	(1.39)	$493,112	33%
$8.51	5.58	1.64	5 8	1.64	5 8	(1.23)	(1.23)	$539,526	87%
$8.06	32.78	1.66	5 8	1.66	5 8	(1.39)	(1.39)	$591,440	51%
$6.07	6.12	1.66	5 8	1.66	5 8	(1.46)	(1.46)	$509,106	57%
$5.72	(39.42)	1.66	5 8	1.66	5 8	(1.54)	(1.54)	$558,093	59%
$12.55	38.81	1.63	[5]	1.63	[5]	(1.52)	(1.52)	$1,155,133	63%

$8.41	(1.29)	1.60	5 8	1.61	5 8	(1.34)	(1.34)	$67,123	33%
$8.52	5.58	1.59	5 8	1.59	5 8	(1.18)	(1.18)	$83,232	87%
$8.07	32.95	1.59	5 8	1.59	5 8	(1.33)	(1.33)	$90,455	51%
$6.07	6.12	1.59	5 8	1.59	5 8	(1.39)	(1.39)	$74,849	57%
$5.72	(39.40)	1.59	5 8	1.59	5 8	(1.47)	(1.47)	$76,558	59%
$12.55	38.96	1.56	[5]	1.56	[5]	(1.45)	(1.45)	$198,477	63%

$4.00	(2.57)	1.68	5 8	1.68	5 8	(1.10)	(1.10)	$260,259	25%
$4.56	15.44	1.68	5 8	1.68	5 8	(1.07)	(1.07)	$286,905	69%
$3.95	33.00	1.71	5 8	1.71	5 8	(0.47)	(0.47)	$265,555	54%
$2.97	6.45	1.73	5 8	1.73	5 8	(0.82)	(0.82)	$234,553	59%
$2.79	(32.47)	1.70	5 8	1.70	[5]	(1.13)	(1.13)	$249,290	50%
$5.10	58.11	1.66	[5]	1.66	[5]	(1.15)	(1.15)	$387,236	82%

$4.04	(2.55)	1.60	5 8	1.63	5 8	(1.03)	(1.06)	$57,585	25%
$4.60	15.58	1.60	5 8	1.62	5 8	(0.99)	(1.01)	$65,938	69%
$3.98	33.11	1.60	5 8	1.63	5 8	(0.34)	(0.37)	$62,714	54%
$2.99	6.41	1.61	5 8	1.65	5 8	(0.69)	(0.74)	$42,440	59%
$2.81	(32.31)	1.60	5 8	1.63	8 5	(1.03)	(1.06)	$42,952	50%
$5.12	58.25	1.60	[5]	1.61	[5]	(1.10)	(1.10)	$56,381	82%

$34.61	(9.40)	1.17	5 8 15	1.17	5 8 15	(1.06)	(1.06)	$557,596	21%	[13]
$38.95	(1.69)	1.14	5 8	1.14	5 8	(0.86)	(0.86)	$717,012	39%
$39.62	22.70	1.15	[5]	1.15	[5]	(0.97)	(0.97)	$869,768	28%
$32.29	10.62	1.15	5 8	1.15	5 8	(0.94)	(0.94)	$837,158	27%
$29.19	(42.42)	1.15	5 8	1.15	5 8	(1.05)	(1.05)	$848,033	32%
$62.46	42.49	1.12	[5]	1.12	[5]	(1.00)	(1.00)	$1,744,187	40%

$35.35	(9.34)	1.06	5 8 15	1.09	5 8 15	(0.95)	(0.98)	$639,058	21%	[13]
$39.74	(1.59)	1.05	5 8	1.06	5 8	(0.78)	(0.78)	$1,007,919	39%
$40.38	22.81	1.05	[5]	1.07	[5]	(0.86)	(0.88)	$1,280,724	28%
$32.88	10.71	1.06	5 8	1.07	5 8	(0.85)	(0.85)	$1,261,857	27%
$29.70	(42.35)	1.05	5 8	1.06	5 8	(0.94)	(0.95)	$1,138,901	32%
$63.29	42.62	1.05	[5]	1.06	[5]	(0.92)	(0.93)	$1,898,152	40%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning Of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) On Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Small Cap Value Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$9.89	0.01	(0.34)	(0.33)	—	[4]	—	(0.55)	(0.55)
Year ended 9/30/25	$11.73	0.01	(0.15)	(0.14)	—	[4]	(0.01)	(1.69)	(1.70)
Year ended 9/30/24	$9.14	(—)[4]	2.97	2.97	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/23	$7.49	(0.02)	1.86	1.84	—	[4]	—	(0.19)	(0.19)
Year ended 9/30/22	$10.68	— [4]	(2.38)	(2.38)	—	[4]	— [4]	(0.81)	(0.81)
Year ended 9/30/21	$6.99	(0.02)	3.71	3.69	—	[4]	—	—	—
Small Cap Value Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$10.03	0.02	(0.35)	(0.33)	—	[4]	(0.01)	(0.55)	(0.56)
Year ended 9/30/25	$11.88	0.02	(0.16)	(0.14)	—	[4]	(0.02)	(1.69)	(1.71)
Year ended 9/30/24	$9.24	0.01	3.01	3.02	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/23	$7.56	—	1.87	1.87	—	[4]	—	(0.19)	(0.19)
Year ended 9/30/22	$10.78	0.01	(2.41)	(2.40)	—	[4]	(0.01)	(0.81)	(0.82)
Year ended 9/30/21	$7.05	— [4]	3.73	3.73	—	[4]	—	—	—
Ultra Growth Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$30.63	(0.32)	0.29	(0.03)	—	[4]	—	—	—
Year ended 9/30/25	$34.04	(0.54)	(2.87)	(3.41)	—	[4]	—	—	—
Year ended 9/30/24	$26.54	(0.54)	8.04	7.50	—	[4]	—	—	—
Year ended 9/30/23	$26.29	(0.38)	0.63	0.25	—	[4]	—	—	—
Year ended 9/30/22	$50.98	(0.43)	(18.93)	(19.36)	—	[4]	—	(5.33)	(5.33)
Year ended 9/30/21	$39.56	(0.48)	13.30	12.82	0.01		—	(1.41)	(1.41)
Ultra Growth Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$30.83	(—)[4]	(0.01)	(0.01)	—	[4]	—	—	—
Year ended 9/30/25	$34.21	(0.32)	(3.06)	(3.38)	—	[4]	—	—	—
Year ended 9/30/24	$26.63	(0.29)	7.87	7.58	—	[4]	—	—	—
Year ended 9/30/23	$26.37	(0.23)	0.53	0.30	—	[4]	(0.04)	—	(0.04)
Year ended 9/30/22	$51.05	(0.34)	(19.01)	(19.35)	—	[4]	—	(5.33)	(5.33)
Year ended 9/30/21	$39.58	(0.41)	13.28	12.87	0.01		—	(1.41)	(1.41)
U.S. Select Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$14.71	(0.10)	(1.57)	(1.67)	—	[4]	—	(1.00)	(1.00)
Year ended 9/30/25	$15.32	(0.22)	0.09	(0.13)	0.01		—	(0.49)	(0.49)
Year ended 9/30/24	$12.07	(0.07)	3.32	3.25	—	[4]	—	—	—
Year ended 9/30/23	$9.74	(0.03)	2.36	2.33	—	[4]	—	—	—
Period ended 9/30/22[10]	$10.00	(0.01)	(0.26)	(0.27)	0.01		—	—	—
U.S. Select Fund — Institutional Class
Six Months ended 3/31/26 (unaudited)	$14.77	(0.04)	(1.63)	(1.67)	—		—	(1.00)	(1.00)
Year ended 9/30/25	$15.36	(0.11)	0.01	(0.10)	—	[4]	—	(0.49)	(0.49)
Year ended 9/30/24	$12.09	(0.06)	3.33	3.27	—	[4]	—	—	—
Year ended 9/30/23	$9.73	(0.03)	2.39	2.36	—	[4]	—	—	—
Period ended 9/30/22[10]	$10.00	(0.01)	(0.26)	(0.27)	—		—	—	—
U.S. Treasury Fund — Investor Class
Six Months ended 3/31/26 (unaudited)	$10.41	0.21	(0.49)	(0.28)	—	[4]	(0.21)	—	(0.21)
Year ended 9/30/25	$11.79	0.40	(1.38)	(0.98)	—	[4]	(0.40)	—	(0.40)
Year ended 9/30/24	$10.63	0.38	1.17	1.55	—	[4]	(0.39)	—	(0.39)
Year ended 9/30/23	$12.53	0.34	(1.91)	(1.57)	—	[4]	(0.33)	—	(0.33)
Year ended 9/30/22	$18.10	0.28	(5.57)	(5.29)	0.01		(0.29)	—	(0.29)
Year ended 9/30/21	$22.42	0.25	(3.00)	(2.75)	0.01		(0.24)	(1.34)	(1.58)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$9.01	(3.34)	1.18	5 8 15	1.18	5 8 15	0.24	0.24	$478,717	41%
$9.89	(2.18)	1.17	5 8	1.17	5 8	0.06	0.06	$527,651	65%
$11.73	33.12	1.18	[6]	1.18	[6]	—	—	$607,697	69%
$9.14	24.90	1.18	6 7	1.18	6 7	(0.15)	(0.15)	$537,439	61%
$7.49	(24.18)	1.16	5 8	1.16	5 8	0.04	0.04	$570,201	61%
$10.68	52.79	1.16	[5]	1.16	[5]	(0.16)	(0.16)	$840,022	50%

$9.14	(3.30)	1.06	5 8 15	1.08	5 8 15	0.34	0.32	$837,303	41%
$10.03	(2.12)	1.05	5 8	1.06	5 8	0.19	0.18	$1,076,006	65%
$11.88	33.31	1.06	[6]	1.06	[6]	0.12	0.12	$1,055,097	69%
$9.24	25.07	1.07	6 7	1.07	6 7	(0.06)	(0.06)	$695,586	61%
$7.56	(24.15)	1.05	5 8	1.06	5 8	0.14	0.14	$663,167	61%
$10.78	52.91	1.05	[5]	1.06	[5]	(0.05)	(0.06)	$849,537	50%

$30.60	(0.10)	1.26	6 7 15	1.26	6 7 15	(1.08)	(1.08)	$303,970	18%
$30.63	(10.02)	1.20	5 8	1.20	5 8	(0.81)	(0.81)	$386,788	30%
$34.04	28.26	1.22	6 7	1.22	6 7	(0.93)	(0.93)	$642,152	25%
$26.54	0.95	1.23	5 8	1.23	5 8	(0.96)	(0.96)	$800,490	25%
$26.29	(41.70)	1.18	5 8	1.18	5 8	(1.00)	(1.00)	$984,853	34%
$50.98	32.78	1.16	[5]	1.16	[5]	(0.96)	(0.96)	$2,255,327	35%

$30.82	(0.03)	1.06	6 7 15	1.12	6 7 15	(0.88)	(0.95)	$98,155	18%
$30.83	(9.88)	1.05	5 8	1.08	5 8	(0.65)	(0.68)	$130,013	30%
$34.21	28.46	1.06	6 7	1.08	6 7	(0.77)	(0.80)	$323,962	25%
$26.63	1.13	1.06	5 8	1.08	5 8	(0.79)	(0.81)	$378,127	25%
$26.37	(41.62)	1.05	5 8	1.06	5 8	(0.87)	(0.88)	$389,020	34%
$51.05	32.89	1.05	[5]	1.06	[5]	(0.86)	(0.87)	$717,666	35%

$12.04	(12.05)	1.02	6 7	2.27	6 7	(0.74)	(1.99)	$3,725	41%
$14.71	(0.97)	1.01	6 7	1.61	6 7	(0.71)	(1.31)	$5,733	59%
$15.32	26.93	1.01	[6]	1.75	[6]	(0.67)	(1.41)	$9,830	36%
$12.07	23.92	1.02	6 7	4.56	6 7	(0.53)	(4.07)	$4,352	31%
$9.74	(2.60)	1.01	6 7	11.81	6 7	(0.59)	(11.39)	$1,779	4%

$12.10	(12.00)	0.87	6 7	1.40	6 7	(0.58)	(1.11)	$12,439	41%
$14.77	(0.84)	0.86	6 7	1.15	6 7	(0.55)	(0.84)	$14,676	59%
$15.36	27.05	0.86	[6]	1.26	[6]	(0.52)	(0.92)	$16,761	36%
$12.09	24.25	0.87	6 7	2.46	6 7	(0.38)	(1.98)	$8,118	31%
$9.73	(2.70)	0.86	6 7	10.54	6 7	(0.43)	(10.11)	$3,566	4%

$9.92	(2.74)	0.75	5 8	0.75	5 8	3.88	3.88	$114,319	85%
$10.41	(8.32)	0.73	5 8	0.73	5 8	3.79	3.79	$143,639	4%
$11.79	14.68	0.73	[5]	0.73	[5]	3.30	3.30	$185,135	83%
$10.63	(12.82)	0.70	5 8	0.70	5 8	2.67	2.67	$237,186	13%
$12.53	(29.44)	0.67	5 8	0.67	5 8	1.70	1.70	$287,523	47%
$18.10	(12.74)	0.66	[5]	0.66	[5]	1.30	1.30	$462,949	50%

Wasatch Funds

Notes to Financial Highlights

[1]	Not annualized for periods less than one year.

[2]	Annualized for periods less than one year.

[3]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

[4]	Represents amounts less than $0.005 per share.

[5]	Includes interest expenses of less than 0.005%.

[6]	Includes interest expenses of more than 0.005%.

[7]	Includes extraordinary expenses greater than or equal to 0.01% (see Note 7 in “Notes to Financial Statements”).

[8]	Includes extraordinary expenses of less than 0.01% (see Note 7 in “Notes to Financial Statements”).

[9]	Fund inception date was October 1, 2021.

[10]	Fund inception date was June 13, 2022.

[11]	Fund inception date was November 29, 2024.

[12]	Fund inception date was October 1, 2025.

[13]	Portfolio turnover rate excludes securities received or delivered from in-kind processing of subscriptions or redemptions.

[14]	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below:

	Expenses Net of Waivers and Reimbursements(%)[2]	Expenses Before Waivers and Reimbursements(%)[2]
Long/Short Alpha Fund — Investor Class
Period ended 3/31/26	1.75	1.80
Year ended 9/30/25	1.58	1.58
Year ended 9/30/24	1.63	1.62
Year ended 9/30/23	1.76	1.93
Year ended 9/30/22	1.75	2.48

Long/Short Alpha Fund — Institutional Class
Period ended 3/31/26	1.50	1.66
Year ended 9/30/25	1.50	1.50
Year ended 9/30/24	1.50	1.51
Year ended 9/30/23	1.50	1.87
Year ended 9/30/22	1.50	2.40

[15]	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:

	Expenses Net of Waivers and Reimbursements(%)[2]	Expenses Before Waivers and Reimbursements(%)[2]

Core Growth Fund — Investor Class
Period ended 3/31/26	1.19	1.19

Core Growth Fund — Institutional Class
Period ended 3/31/26	1.05	1.07

Small Cap Growth Fund — Investor Class
Period ended 3/31/26	1.16	1.16

Small Cap Growth Fund — Institutional Class
Period ended 3/31/26	1.05	1.08

Small Cap Value Fund — Investor Class
Period ended 3/31/26	1.17	1.17

Small Cap Value Fund — Institutional Class
Period ended 3/31/26	1.05	1.07

Ultra Growth Fund — Investor Class
Period ended 3/31/26	1.26	1.26

Ultra Growth Fund — Institutional Class
Period ended 3/31/26	1.06	1.12

Wasatch Funds	MARCH 31, 2026 (Unaudited)

Notes to Financial Statements

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 22 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Frontier Emerging Small Countries Fund, Global Small Cap Value Fund, International Select Fund, International Small Cap Value Fund, International Value Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s). The investment objective(s) adopted by each Fund are included in each Fund’s summary description in the Fund’s Statutory Prospectus and each Fund’s Summary Prospectus.

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 21 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; U.S. Select Fund, which commenced operations on June 13, 2022; International Value Fund, which commenced operations on November 29, 2024; Global Small Cap Value Fund and International Small Cap Value Fund, both which commenced operations on October 1, 2025. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Small Cap Value, Global Value, International Growth, International Opportunities, International Select, International Small Cap Value, International Value, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at March 31, 2026. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Valuation of Securities — All investments in securities are recorded at their estimated fair value as described in Note 12.

Foreign Currency Translations — Values of investments denominated in foreign currencies are converted into U.S. dollars using the current spot exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing spot exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income — Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for

Wasatch Funds

Notes to Financial Statements (continued)

actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

Expenses — The Funds contract for various services on a collective basis. Most expenses are directly attributable to each Fund and therefore are charged accordingly. Expenses not directly attributable to one or more Funds are allocated among applicable Funds on an equitable and consistent basis considering such things as the nature and type of expense and the relative net assets of the Funds.

Use of Management Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications — In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. Based on experience, however, the risk of loss is expected to be remote.

Redemption Fees — The Funds deduct a fee of 2.00% from redemption proceeds on shares of the Funds held 60 days or less. Redemption fees retained by the Funds are credited to additional paid-in capital.

Other — Income, expenses, and realized and unrealized gains or losses on investments are generally allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as certain shareholder servicing fees.

Segment Reporting — Each Fund has adopted FASB ASU Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and assess its potential future cash flows. The Funds’ treasurer acts as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and that the Funds’ long-term strategic asset allocation is predetermined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is con-

sistent with that presented within the Funds’ Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements — The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales — The Equity Funds (the Long/Short Alpha Fund in particular) may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes — Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks

MARCH 31, 2026 (Unaudited)

associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during the six months ended March 31, 2026.

5. PURCHASES AND SALES OF SECURITIES

The cost of investment securities purchased and proceeds from sales of investment securities, excluding U.S. government, short-term securities and in-kind transactions, for the six months ended March 31, 2026 are summarized below:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Purchases	$1,001,998,946	$37,413,574	$34,952,228	$38,387,883	$12,981,442
Sales	1,430,679,996	287,784,260	187,095,427	166,468,160	19,946,842

	Global Opportunities Fund	Global Select Fund	Global Small Cap Value Fund	Global Value Fund	International Growth Fund
Purchases	$35,051,421	$2,882,939	$9,161,513	$30,096,160	$68,575,446
Sales	67,825,793	2,808,479	2,298,404	25,352,128	104,976,891

	International Opportunities Fund	International Select Fund	International Small Cap Value Fund	International Value Fund	Long/Short Alpha Fund
Purchases	$10,843,602	$2,123,263	$5,296,492	$7,362,684	$10,483,060
Sales	27,640,850	2,465,733	1,064,967	2,601,312	21,314,501

	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund
Purchases	$199,448,674	$83,857,316	$299,323,706	$579,237,292	$83,664,396
Sales	263,695,778	104,680,349	489,471,540	684,682,329	185,517,960

	U.S. Select Fund
Purchases	$7,378,376
Sales	9,446,966

Purchases and sales of U.S. government securities in the U.S. Treasury Fund were $110,631,367 and $137,624,694, respectively.

Wasatch Funds

Notes to Financial Statements (continued)

For the six months ended March 31, 2026, the Funds had in-kind transactions associated with purchases and redemptions as listed in the table below:

	Core Growth Fund	Global Opportunities Fund	Small Cap Growth Fund
Purchases	$—	$—	$—
Sales	58,044,187	2,653,247	20,072,568

6. FEDERAL INCOME TAX INFORMATION

It is the Funds’ policy to qualify as regulated investment companies and distribute substantially all of their taxable income to shareholders. The Funds’ tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return.

Management has analyzed the Funds’ tax positions taken for all open federal and state income tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

As of March 31, 2026, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund
Cost	$2,694,244,857	$223,595,550	$121,855,612	$69,394,778	$23,189,343	$113,316,429

Gross appreciation	$535,667,858	$50,321,112	$57,951,862	$26,134,429	$3,344,712	$38,787,231
Gross (depreciation)	(259,450,341)	(57,467,607)	(12,349,275)	(3,373,403)	(806,012)	(15,353,573)

Net appreciation (depreciation)	$276,217,517	$(7,146,495)	$45,602,587	$22,761,026	$2,538,700	$23,433,658

	Global Select Fund	Global Small Cap Value Fund	Global Value Fund	International Growth Fund	International Opportunities Fund	International Select Fund
Cost	$10,424,027	$7,004,296	$111,883,333	$126,225,263	$23,016,477	$3,404,303

Gross appreciation	$2,250,595	$495,226	$52,563,471	$27,639,204	$5,256,967	$651,807
Gross (depreciation)	(1,198,748)	(772,029)	(5,797,150)	(9,526,083)	(2,554,842)	(183,555)

Net appreciation (depreciation)	$1,051,847	$(276,803)	$46,766,321	$18,113,121	$2,702,125	$468,252

	International Small Cap Value Fund	International Value Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund
Cost	$4,255,508	$14,809,333	$20,736,461	$485,078,331	$240,812,332	$993,838,387

Gross appreciation	$236,218	$3,145,751	$17,250,037	$111,707,876	$88,997,319	$326,603,500
Gross (depreciation)	(489,185)	(234,488)	(7,642,265)	(52,949,065)	(14,805,392)	(128,210,068)

Net appreciation (depreciation)	$(252,967)	$2,911,263	$9,607,772	$58,758,811	$74,191,927	$198,393,432

	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Cost	$1,216,848,081	$345,579,530	$15,741,779	$110,639,265

Gross appreciation	$185,112,373	$97,252,651	$2,194,127	$288,861
Gross (depreciation)	(98,192,060)	(46,051,876)	(1,843,810)	(1)

Net appreciation	$86,920,313	$51,200,775	$350,317	$288,860

MARCH 31, 2026 (Unaudited)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales, unrealized appreciation (depreciation) on passive foreign investment companies (PFICs) and other temporary tax adjustments.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of this report.

Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from ordinary income and realized capital gains for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction (tax equalization).

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to passive foreign investment company shares, foreign capital gains taxes, foreign currency transactions, corporate actions, wash sales and investments in REITs. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

The Funds are permitted to carry forward capital losses for an unlimited period. The losses that are carried forward retain their character as either short-term or long-term capital losses.

Capital loss carryforwards as of September 30, 2025 are as follows:

	Non-expiring
Fund	Short Term	Long Term
Emerging Markets Select Fund	$64,701,651	$48,880,711
Frontier Emerging Small Countries Fund	95,624,919	—
Global Select Fund	291,894	—
Global Value Fund*	23,322,055	133,893,796
International Select Fund	492,041	280,778
Long/Short Alpha Fund	4,182,601	—
Micro Cap Fund	20,043,943	—
Small Cap Growth Fund	27,471,316	—
Ultra Growth Fund	68,335,170	—
U.S. Treasury Fund	27,321,051	150,921,996

*The Fund’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

During the tax year ended September 30, 2025, the Funds used capital loss carryforwards in the following amounts:

Fund	Amount Used
Emerging Markets Select Fund	$7,775,545
Frontier Emerging Small Countries Fund	3,628,712
Global Select Fund	1,706,113
Global Value Fund	1,027,950
International Opportunities Fund	14,984,320
International Select Fund	252,491
Micro Cap Fund	68,220,839
Micro Cap Value Fund	20,248,027
Small Cap Growth Fund	245,832,142

Wasatch Funds

Notes to Financial Statements (continued)

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds have elected to defer losses as follows:

Fund	Post-October Capital Losses	Late-Year Ordinary Losses
Core Growth Fund	$—	$(19,190,887)
Emerging India Fund	—	(10,413,339)
Emerging Markets Select Fund	—	(1,763,838)
Emerging Markets Small Cap Fund	—	(4,457,843)
Frontier Emerging Small Countries Fund	—	(238,034)
Global Opportunities Fund	—	(1,395,673)
Global Select Fund	—	(67,039)
International Growth Fund	—	(584,515)
International Opportunities Fund	—	(405,882)
International Select Fund	—	(7,659)
Long/Short Alpha Fund	—	(132,705)
Micro Cap Fund	—	(5,527,476)
Micro Cap Value Fund	—	(2,752,929)
Small Cap Growth Fund	—	(10,759,544)
Ultra Growth Fund	—	(3,663,342)
U.S. Select Fund	—	(126,515)

EU Reclaims — Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Several Wasatch Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income in the Statements of Operations and any related receivable, if any, is reflected as interest and dividends receivable in the Statements of Assets and Liabilities. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by the Funds during the fiscal year exceed foreign withholding taxes paid, and the Funds had previously passed foreign tax credits on to their shareholders, the Funds may enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Funds’ shareholders.

Foreign Taxes — A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) and change in unrealized appreciation (depreciation) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740)—Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Funds’ financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.

7. RELATED PARTY TRANSACTIONS

Investment Advisory Fees, Expense Limitations — As the Funds’ investment advisor, the Advisor receives a monthly fee calculated on average daily net assets. The Advisor has contractually agreed to waive its fees and/or reimburse the Investor Class shares and the Institutional Class shares of certain Funds should a Fund’s operating expenses exceed a specified annual limitation through at least January 31, 2027. If operating expenses are less than the specified expense limit for the Fund, the Advisor shall be entitled to recoup the fees waived or reduced to the extent that the operating expenses and the amounts reimbursed do not exceed such expense limit for the Fund, under the period of the agreement (currently through January 31, 2027). A Fund may only make a repayment to

MARCH 31, 2026 (Unaudited)

the Advisor for the amount reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. All amounts not recovered at the end of the period expire on January 31, 2027. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date. Ordinary operating expenses exclude any interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Funds’ business in excess of such limitations. Investment advisory fees and fees waived, if any, for the six months ended March 31, 2026 are disclosed in the Statements of Operations. Investment advisory fee and expense limitation annual rates are shown below.

Fund	Advisory Fee	Expense Limitation Investor Class	Expense Limitation Institutional Class	Contractual Expense Limitation/ Reimbursement Recoverable Expiration Date	Reimbursement Recoverable
Core Growth Fund	1.00%	1.50%	1.05%	1/31/2027	$247,624
Emerging India Fund	1.25%	1.75%	1.50%	1/31/2027	—
Emerging Markets Select Fund	1.00%	1.50%	1.20%	1/31/2027	—
Emerging Markets Small Cap Fund(1)	1.50%	1.95%	1.75%	1/31/2027	90,327
Frontier Emerging Small Countries Fund(2)	1.50%	1.95%	1.75%	1/31/2027	66,697
Global Opportunities Fund	1.25%	1.75%	1.35%	1/31/2027	32,565
Global Select Fund	0.85%	1.35%	0.95%	1/31/2027	67,130
Global Small Cap Value Fund	1.00%	1.50%	1.10%	1/31/2027	74,396
Global Value Fund	0.90%	1.10%	0.95%	1/31/2027	36,672
International Growth Fund	1.25%	1.75%	1.35%	1/31/2027	16,561
International Opportunities Fund(3)	1.50%	1.95%	1.75%	1/31/2027	56,748
International Select Fund	0.80%	1.30%	0.90%	1/31/2027	64,520
International Small Cap Value Fund	1.00%	1.50%	1.10%	1/31/2027	73,859
International Value Fund	0.80%	1.05%	0.90%	1/31/2027	73,098
Long/Short Alpha Fund	1.25%	1.75%	1.50%	1/31/2027	18,867
Micro Cap Fund	1.50%	1.95%	1.60%	1/31/2027	1,965
Micro Cap Value Fund	1.50%	1.95%	1.60%	1/31/2027	8,146
Small Cap Growth Fund	1.00%	1.50%	1.05%	1/31/2027	109,668
Small Cap Value Fund	1.00%	1.50%	1.05%	1/31/2027	109,072
Ultra Growth Fund	1.00%	1.50%	1.05%	1/31/2027	37,011
U.S. Select Fund	0.75%	1.00%	0.85%	1/31/2027	65,409
U.S. Treasury Fund	0.50%	0.75%	N/A	1/31/2027	—

(1)	Effective January 31, 2026, the management fee was reduced from 1.65% to 1.50% and the expense limitation for Institutional Class was reduced from 1.80% to 1.75%.
(2)

Effective January 31, 2026, the management fee was reduced from 1.75% to 1.50%, the expense limitation for Investor Class was reduced from 2.15% to 1.95% and the expense limitation for Institutional Class was reduced from 1.95% to 1.75%.

(3)

Effective January 31, 2026, the management fee was reduced from 1.75% to 1.50%, the expense limitation for Investor Class was reduced from 2.25% to 1.95% and the expense limitation for Institutional Class was reduced from 1.95% to 1.75%.

Compensation — Beginning in the calendar year 2025, the Funds’ method of compensating Trustees is to pay each Independent Trustee a retainer of $160,000 per year for services rendered and a fee of $32,000 for each regularly scheduled Board of Trustees meeting, including the executive session held with respect to the investment advisory contract renewal process for the Funds, whether attended in person or telephonically (including any committee meeting attended) (collectively, the “Base Compensation”). Trustees receive an additional $12,000 for in-person attendance of any special Board meeting or committee meeting (or any combination thereof), and $6,000 for telephonic attendance of any special Board meeting or committee meeting (or any combination thereof). In addition, the Chair of the Board receives an additional 25% of the Base Compensation and the Chair of a committee receives an additional 15% of the Base Compensation. Accordingly, to implement this additional compensation for services as a Chair, the Chair of the Board receives an additional fee of $80,000 a year as Chair and the Chair of the Audit Committee and the Chair of the Governance and Nominating Committee (the “Governance Committee”) each receives an additional $48,000 per year as Chair.

In the calendar year 2024, the Funds’ method of compensating Trustees was to pay each Independent Trustee a retainer of $155,000 per year for services rendered and a fee of $31,000 for each regularly scheduled Board of Trustees meeting, including the executive session held with respect to the investment advisory contract renewal process for the Funds, whether attended in person or telephonically (including any committee meeting attended) (collectively, the “2024 Base Compensation”). Trustees received an additional $12,000 for in-person attendance of any special Board meeting or committee meeting (or any combination thereof), and $6,000 for telephonic attendance of any special Board meeting or committee meeting (or any combination thereof). In addition, the Chair of the Board received an additional 25% of the 2024 Base Compensation and the Chair of a committee received an addi-

Wasatch Funds

Notes to Financial Statements (continued)

tional 15% of the 2024 Base Compensation. Accordingly, to implement this additional compensation for services as a Chair, the Chair of the Board received an additional fee of $77,500 a year as Chair and the Chair of the Audit Committee and the Chair of the Governance Committee each received an additional $46,500 per year as Chair.

The Funds also may reimburse the Independent Trustees for travel expenses incurred in order to attend meetings of the Board of Trustees and for continuing education expenses.

Payments by Sub-Advisor — Pursuant to a sub-advisory agreement entered into between the Advisor and Hoisington Investment Management Company (“HIMCo”), the Sub-Advisor for the U.S. Treasury Fund, (“HIMCo Sub-Advisory Agreement”), and subject to the supervision of the Advisor, HIMCo directs the investment of the U.S. Treasury Fund’s assets and is responsible for the continuing management of the Fund’s assets, including the placement of orders to purchase or sell securities on behalf of the Fund. The HIMCo Sub-Advisory Agreement provides that the Advisor shall pay HIMCo a monthly management fee computed at the annual rate of 0.02% of the Fund’s average daily net assets as long as and whenever the Fund has net assets less than $20 million and one-half (1/2) of the monthly fee the Advisor receives from the Fund under the Advisory and Service Contract as long as and whenever the Fund has net assets of $20 million or more. The Advisor retains the remainder of the advisory fee paid under the Advisory and Service Contract. The Sub-Advisor may reimburse the Advisor for certain expenses.

Transfer Agent Intermediary Fees Reimbursed to the Advisor — Each Fund paid fees to, and reimbursed certain out-of-pocket expenses of, the Funds’ transfer agent during the period. In addition, the Advisor and the Funds’ distributor have entered into selling dealer agreements and service agreements with certain financial services companies, broker-dealers, banks, advisors, retirement service providers or other authorized agents or organizations (each an “Intermediary”— together, “Intermediaries”) to accept purchase, exchange and redemption orders on the Funds’ behalf. For Investor Class shares of the Funds, some Intermediaries do not charge investors a direct transaction fee but instead charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Funds’ behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts, communication of tax information, income distribution and other services. Generally, the fee was either a per account charge based on the number of accounts to which the Intermediary provided such services, or was a percentage (as of March 31, 2026 up to 0.40% annually) of the average value of the Funds’ Investor Class shares held in such accounts. The Advisor paid the Intermediary fees and the Funds reimbursed the Advisor for the portion of such fees, which are intended to compensate the Intermediary for provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. Institutional Class shares of the Funds do not reimburse the Advisor for payments to Intermediaries. The Funds’ reimbursements of expenses incurred for services provided by Intermediaries are included in “Shareholder servicing fees — Investor Class” in the Statements of Operations.

MARCH 31, 2026 (Unaudited)

10% Shareholders — As of March 31, 2026, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each Fund as detailed below:

Fund	Number of Accounts	Percent of Shares Outstanding
Core Growth Fund	3	40.35%
Emerging India Fund	3	57.27%
Emerging Markets Select Fund	2	53.13%
Emerging Markets Small Cap Fund	3	50.37%
Frontier Emerging Small Countries Fund	2	34.09%
Global Opportunities Fund	4	59.39%
Global Select Fund	3	72.93%
Global Small Cap Value Fund	4	88.53%
Global Value Fund	2	61.28%
International Growth Fund	2	27.52%
International Opportunities Fund	2	33.70%
International Select Fund	3	61.97%
International Small Cap Value Fund	5	84.85%
International Value Fund	2	41.69%
Long/Short Alpha Fund	3	75.34%
Micro Cap Fund	2	33.19%
Micro Cap Value Fund	2	47.37%
Small Cap Growth Fund	3	43.44%
Small Cap Value Fund	2	38.07%
Ultra Growth Fund	2	40.88%
U.S. Select Fund	2	69.31%
U.S. Treasury Fund	3	66.17%

Affiliated Interests — As of March 31, 2026, the Advisor and its affiliates, and the retirement plans of the Advisor and its affiliates, held shares of the Funds, which may be redeemed at any time as detailed below:

Fund	Number of Accounts*	Percent of Shares Outstanding
Core Growth Fund	22	1.57%
Emerging India Fund	24	7.09%
Emerging Markets Select Fund	24	9.10%
Emerging Markets Small Cap Fund	10	0.63%
Frontier Emerging Small Countries Fund	9	1.53%
Global Opportunities Fund	15	8.54%
Global Select Fund	12	70.82%
Global Small Cap Value Fund	8	53.32%
Global Value Fund	16	8.14%
International Growth Fund	7	1.20%
International Opportunities Fund	8	2.17%
International Select Fund	7	62.90%
International Small Cap Value Fund	11	87.58%
International Value Fund	11	55.37%
Long/Short Alpha Fund	20	17.98%
Micro Cap Fund	16	0.96%
Micro Cap Value Fund	18	2.31%
Small Cap Growth Fund	19	2.05%
Small Cap Value Fund	15	0.35%
Ultra Growth Fund	15	4.24%
U.S. Select Fund	16	62.92%
U.S. Treasury Fund	8	2.58%

*Multiple	accounts with the same beneficial owner are treated as one account.

Wasatch Funds

Notes to Financial Statements (continued)

8. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the six months ended March 31, 2026 with an “affiliated company” as so defined:

	Value, Beginning of The Period	Purchases at Cost	Proceeds from Sales	Value, End of The Period	Dividends Credited To Income For the Period Ended 3/31/2026	Gain (Loss) Realized on Sale of Shares For the Period Ended 3/31/2026	Change in Unrealized Appreciation For the Period Ended 3/31/2026

Core Growth Fund
Common Stock
Arhaus, Inc. *	$52,944,246	$—	$48,110,434	$—	$—	$(8,719,897)	$3,886,085

Micro Cap Fund
Common Stock
AOTI, Inc.	$4,125,109	$—	$28,723	$3,029,805	$—	$(13,364)	$(1,053,217)
Smith Douglas Homes Corp.	8,440,208	3,409,773	2,094,346	6,736,435	—	(1,270,602)	(1,748,598)

	$12,565,317	$3,409,773	$2,123,069	$9,766,240	$—	$(1,283,966)	$(2,801,815)

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$13,263,149	$—	$—	$14,027,155	$—	$—	$764,006

Ultra Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$11,052,635	$—	$—	$11,689,307	$—	$—	$636,672

	Share Activity				Dividends Credited to Income for the Period Ended 3/31/2026	Gain (Loss) Realized on Sale of Shares For the Period Ended 3/31/2026	Change in Unrealized Appreciation For the Period Ended 3/31/2026
	Balance 9/30/2025	Purchases/ Additions	Sales/ Reductions	Balance 3/31/2026
Core Growth Fund
Common Stock
Arhaus, Inc. *	4,980,644	—	4,980,644	—	$—	$(8,719,897)	$3,886,085

Micro Cap Fund
Common Stock
AOTI, Inc.	7,217,000	—	63,678	7,153,322	$—	$(13,364)	$(1,053,217)
Smith Douglas Homes Corp.	477,928	175,503	127,147	526,284	—	(1,270,602)	(1,748,598)

	7,694,928	175,503	190,825	7,679,606	$—	$(1,283,966)	$(2,801,815)

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	$—	$—	$764,006

Ultra Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	$—	$—	$636,672

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the year ended September 30, 2025 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year.

9. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such

MARCH 31, 2026 (Unaudited)

securities are registered, the costs of registering such securities are paid by the issuer. At March 31, 2026, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Long/Short Alpha Fund
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	$36,977	$10,714	0.03%

Micro Cap Fund
BriaPro Therapeutics Corp.	Common Stocks	9/5/2023	$29	$6,100	0.00%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	10,000,013	7,792,879	1.39%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	—	0.00%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	322,403	93,417	0.02%

			$10,939,416	$7,892,396	1.41%

Small Cap Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$17,999,987	$14,027,155	1.17%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$11,689,307	2.91%
C4 Therapeutics Inc., Class A, expiring 9/30/2027	Warrants	10/16/2025	338,866	623,700	0.16%
C4 Therapeutics Inc., Class B, expiring 9/30/2030	Warrants	10/16/2025	510,619	955,800	0.24%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	626,686	181,583	0.05%

			$16,476,175	$13,450,390	3.34%

10. LINE OF CREDIT

Effective May 30, 2025, the Trust and each Fund renewed and amended agreements for two open lines of credit totaling $300,000,000, one of which is $100,000,000 committed, and the other of which is $200,000,000 uncommitted, with State Street Bank and Trust Company (together, the “Line”) that mature on May 29, 2026. The agreements, as amended, had no change in the committed, uncommitted and total amounts available on the Line. The Funds incur commitment fees on the undrawn portion of the committed part of the Line, and interest expense to the extent of amounts drawn (borrowed) under the entire Line. Interest is based on the overnight federal-funds rate in effect on the date of borrowing, plus a margin. Commitment fees are pro-rated among the Funds based upon relative average net assets. Interest expense is charged directly to a Fund based upon actual amounts borrowed by that Fund.

For the six months ended March 31, 2026, the following Funds had borrowings:

Funds Utilizing the Line of Credit	Average Daily Borrowings	Number of Days Outstanding	Interest Expense	Weighted Average Annualized Interest Rate	Balance at 3/31/2026
Core Growth Fund	40,613,228	3	18,073	5.34	—
Emerging India Fund	7,870,300	75	82,972	5.06	—
Emerging Markets Select Fund	4,372,602	93	57,285	5.07	1,939,924
Emerging Markets Small Cap Fund	3,882,871	64	34,355	4.98	—
Frontier Emerging Small Countries Fund	283,821	28	1,102	4.99	—
Global Opportunities Fund	1,111,025	47	7,469	5.15	238,149
Global Select Fund	41,420	6	35	5.07	—
International Growth Fund	2,860,912	9	3,497	4.89	—
International Opportunities Fund	772,127	66	6,969	4.92	—
International Value Fund	64,080	5	44	4.89	—
Micro Cap Value Fund	275,026	6	224	4.89	—
Small Cap Growth Fund	13,698,312	9	17,491	5.11	—
Ultra Growth Fund	1,178,892	13	2,104	4.94	—
U.S. Select Fund	496,682	9	620	5.00	—

Wasatch Funds

Notes to Financial Statements (continued)

11. PRINCIPAL RISKS

Market Risk — Market risk is the risk that a particular security, or shares of a Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments due to short-term market movements or any longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s shares and result in increased market volatility.

Current Market and Economic Conditions Risk — Current market and economic conditions risk is the risk that a particular investment, or shares of a Fund in general, may fall in value due to current market and economic conditions or events. Economic events historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Such events have included, among other things, bankruptcies, corporate restructurings, and similar events; measures to address U.S. federal and state budget deficits; social, political and economic instability in Europe and other countries; dramatic changes in energy prices and currency exchange rates; China’s economic slowdown; and regional armed conflict, such as the wars between Russia and Ukraine and Israel and Hamas.

In this regard, in late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tension among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom and European Union issued broad-ranging economic sanctions against Russia. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russia economy and various sectors of the economy and companies, the value and liquidity of Russian securities, the value of the ruble, and the country’s credit rating and may have other adverse consequences on the Russian government, economy, companies and region.

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on a Fund’s investments and performance beyond any direct or indirect exposure a Fund may have to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the world, which may negatively impact such countries and the companies in which a Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the world, including in the United States and Europe.

Similarly, in October 2023, Hamas launched an attack on Israel, which touched off a strong military response from Israel that closed borders and airspace, damaged infrastructure and resulted in significant civilian and military casualties in Israel and the Gaza Strip. The conflict has reignited regional tensions that threaten to involve other countries and factions. The continuing conflict and its escalation could have a severe adverse effect on the regional economy, currency and companies. These events may negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities may have a negative effect on a Fund’s investments in issuers of Israeli securities or in Israeli markets and performance, and may extend beyond any direct or indirect exposure a Fund may have to Israeli issuers or those of adjoining geographic regions. The extent and duration of these military actions or future escalations of such hostilities, the extent and impact of any related sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of a

MARCH 31, 2026 (Unaudited)

Fund’s assets may go down. If a Fund has investments in a region enduring geopolitical market disruption, it may face higher risk of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market.

Furthermore, the economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. Recently, the U.S. has been in the process of renegotiating many of its global trade relationships and has imposed or threatened to impose significant import tariffs. Such actions could lead to price volatility and overall declines in U.S. and global investment markets.

These and any related events could have a significant negative impact on a Fund’s investments as well as a Fund’s performance. Aside from the foregoing turbulence, global and domestic regulators have previously responded to serious economic disruptions with ranging fiscal and monetary policy changes, including but not limited to direct capital infusions into companies, new monetary programs and dramatically lower interest rates. Any change in these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which may adversely impact a Fund’s investments and performance. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

Political turmoil within the United States and abroad may also impact a Fund. The ongoing adversarial political climate in the United States, as well as political and diplomatic events abroad, such as presidential, congressional and gubernatorial elections in the U.S., global elections and governmental changes and the U.S. government’s failure to agree on a long-term budget and deficit reduction plan, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on a Fund’s investments and operations. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund’s investments and increase uncertainty in or impair the operation of the U.S. or other securities markets.

In addition, there is a risk that the present value of assets or income from investments will be less in the future as rising prices (inflation) reduce their purchasing power. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a Fund’s investments may be affected, which may reduce a Fund’s performance. While overshadowed by inflation concerns, there is also a risk that the prices of goods and services in the United States and many foreign economies may decline over time (deflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Historically, securities issued in emerging and frontier markets have been subject to a greater risk of inflationary or deflationary forces, and more developed markets have been better able to use monetary policy to normalize markets.

The value of a Fund’s investments may be impacted by a global health crisis or other events. A future public health crisis and ensuing policies enacted by governments and central banks have caused and may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others.

Advancements in technology may also adversely impact markets and the overall performance of a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s portfolio investments and could result in disruptions in the trading markets. Further, the interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s portfolio investments and could result in disruptions in the trading markets.

Capital Gains Distribution Risk – The Funds may at times experience high levels of redemptions, especially during times of declining markets or a Fund’s perceived underperformance. Redemptions may require the sale of assets, and the Funds may realize significant capital gains from

Wasatch Funds

Notes to Financial Statements (continued)

these sales. If a Fund realizes capital gains in excess of realized capital losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute the excess gains to shareholders. Such capital gains distributions may represent a significant percentage of a Fund’s net asset value. Each capital gains distribution will typically reduce a Fund’s net asset value by approximately the amount of the distribution on the ex-dividend date (i.e., the date by which you need to own a dividend-paying stock to receive the upcoming dividend payment). A large distribution by a Fund or the repeated payment of distributions by a Fund may significantly erode the Fund’s net asset value over time. As a result, an investor may suffer significant losses to their investment. Additionally, short-term and long-term realized capital gains distributions paid by a Fund are taxable to its shareholders regardless of the Fund’s investment performance.

Government and Regulatory Action Risk — Government and regulatory action risks may be considered a principal risk of the Funds. Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund is regulated or operated. The effects of these actions on the markets generally, and a Fund’s investment program in particular, can be uncertain. Such legislation or regulation could restrict the ability of a Fund to fully implement its investment strategies, either generally or with respect to certain securities, industries or countries, and could limit or impede a Fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and a Fund’s performance. Volatile financial markets can expose a Fund to greater market and liquidity risk, increased transaction costs and potential difficulty in valuing portfolio instruments held by the Fund.

Region Risk — The Funds, except the U.S. Treasury Fund, invest in equity and fixed-income securities of non-U.S. issuers. Because certain foreign markets are illiquid, market prices may not necessarily represent realizable value. Although the Funds maintain diversified investment portfolios, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. These risks are exaggerated for securities of issuers tied economically to emerging- and frontier-market countries. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

Indian Market and India Region Risk — The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Select Fund, Global Small Cap Value Fund, International Growth Fund, International Opportunities Fund, and International Small Cap Value Fund may invest a significant portion of their assets in securities of companies tied economically to India (the “India region”). Companies in the India region with economic ties to India may be located in India, Bangladesh, Pakistan and Sri Lanka. The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States and the securities markets in the India region are comparatively underdeveloped. Financial intermediaries may not perform as well as their counterparts in the United States or in other countries with more developed securities markets. A Fund may be unable to sell securities when the registration process is incomplete and may experience delays in receiving dividends. If a market’s trading volume is limited by operational difficulties, the ability of a Fund to invest may be impaired. A Fund’s ability to buy or sell India region securities may be impaired if the Fund’s ability to transact is denied, delayed, suspended or not renewed by local regulators. In previous years, exchange-listed companies in the information-technology sector and related industries (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. In addition, governmental actions, including economic and tax reforms, can have a significant effect on economic conditions in the India region, which could adversely affect the value and liquidity of investments. The government in India has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India.

Further, any actions or other factors that may impede the flow of foreign capital to India may also inhibit its growth. Although the governments of India, Bangladesh, Pakistan, and Sri Lanka have begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. In addition, large portions of many Indian companies remain in the hands of their founders (including members of their families) and the corporate governance of such family-owned companies may be weaker and less transparent. Religious, cultural and mili-

MARCH 31, 2026 (Unaudited)

tary disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Liquidity Risk — From time to time, the trading market for a particular security or securities or a type of security in which the Funds invest may become less liquid or even illiquid, particularly with respect to emerging-market and frontier-market securities, IPOs and early stage companies. Reduced liquidity will have an adverse impact on a Fund’s ability to sell such securities when necessary to meet a Fund’s liquidity needs or in response to a specific economic event. Market price quotations for such securities may be volatile.

Asia Region Risk — The Emerging Markets Select, Emerging Markets Small Cap, Global Opportunities, Global Select, Global Small Cap Value, Global Value, International Growth, International Opportunities, International Select, International Small Cap Value, and International Value Funds may invest a significant portion of their assets in the securities of companies tied economically to markets in the Asia region, including, among others, Bangladesh, China, Hong Kong, Indonesia, Japan, Malaysia, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Similarly, the Frontier Emerging Small Countries Fund may invest a significant portion of its assets in the securities of companies tied economically to frontier and small emerging market countries in the Asia region including, among others, Bangladesh, Indonesia, Malaysia, the Philippines, Singapore, Taiwan, Thailand and Vietnam. The Emerging India Fund invests primarily in securities of companies tied economically to India as described above. The Emerging India Fund considers that companies in the India region with economic ties to India may be located in India, Bangladesh, Pakistan and Sri Lanka. The value of a Fund’s assets invested in countries in the Asia region may be adversely affected by, among other things, political, economic, social and religious instability, less mature or liquid securities markets, increased price volatility, inadequate investor protection, different financial reporting requirements, different or inadequate accounting standards and practices, limited government oversight and market regulations, expropriation or nationalization of assets, capital controls, less developed or diverse economies, changes in laws or regulations of countries within the Asia region, relations with other nations, natural disasters, corruption, civil unrest and military activity. In particular, China’s economy has a heavy influence on the Asia region and therefore actions taken by China or developments impacting China and its economy may negatively impact the economies and companies in other countries in the Asia region, including adversely affecting the investments held by a Fund in the Asia region regardless of the direct or indirect exposure such Fund may have to issuers in China. Countries in the Asia region, particularly China, Japan and South Korea, also may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as the rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States and Europe and other Asian economies. Global economic conditions and international trade may affect Asian economies, and companies’ prospects and financials could deteriorate as a result of political instability and uncertainty as well as increased tensions with other nations, the imposition of tariffs and other protectionist trade policies and other similar actions.

In addition, the Asian region is comprised of countries in all stages of economic development, some of which may experience overextension of credit, currency devaluation and restrictions, rising unemployment, high inflation, an underdeveloped financials sector, heavy reliance on international trade and prolonged economic recessions. Deflationary factors could also reemerge in certain Asian markets which some countries may not have the capacity to address. Many Asian region countries are dependent on foreign supplies of energy and competition to claim or develop regional supplies of energy or other natural resources could lead to economic, political or military instability or disruption and adversely impact the performance of a Fund. As some countries in the Asian region are less developed and may be considered emerging or frontier markets, the risk to foreign investors of investing in such countries will be magnified and include the risks of investing in emerging or frontier markets, such as increased political and social instability; highly volatile, less mature and less liquid securities markets; lower corporate government standards; limited government oversight and market regulation; differing financial reporting, accounting and auditing standards; capital controls; potential expropriation or nationalization of companies or industries; currency fluctuations; restrictions on foreign ownership; less legal recourse to enforce a Fund’s rights; less publicly available or inaccurate information regarding companies; high taxation; less developed or diverse economies, and other political, economic or social developments. The Asia region includes, among others, Japan, China, Hong Kong, and Taiwan, the risks of which are further summarized below.

Wasatch Funds

Notes to Financial Statements (continued)

Japan Risk — The Japanese economy may be subject to considerable economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The economy is characterized by an aging and declining population, large government debt and a highly regulated labor market. Economic growth is dependent on, among other things, domestic consumption, deregulation and consistent government policy, continued growth in international trade, relatively low commodities prices, government support of the financial services sector and other government policies. Japan is heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. International trade, particularly with the U.S., also impacts growth and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Trade tariffs and competition with emerging economies may adversely impact Japan’s economy. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events as well as from any deterioration in its relationship with neighboring countries). In this regard, despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship at times has been strained. Should political tensions increase, it could adversely affect the economy and destabilize the region as a whole. Additionally, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea could have serious adverse effects on Japan’s economy. The Japanese yen has fluctuated widely at times, and any increase in its value may cause a decline in exports that could weaken the Japanese economy. In addition, the yen has had a history of unpredictable and volatile movements against the dollar. Japan is also subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect a Fund that has investments in Japan.

China Risk — China may be subject to considerable degrees of economic, political or social instability. China is an emerging market country and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese governmental actions can have a significant effect on economic conditions in China, Hong Kong, and Taiwan or on a particular issuer or industry, which could adversely affect the value and liquidity of investments. The Chinese government exercises significant control over China’s economy through, among other things, its industrial policies, monetary policies, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations.

Changes in these policies may adversely impact industries and companies in China, particularly domestic- oriented industries. Although over the years the Chinese government has been reforming economic and market practices, the Chinese government could, at any time, alter or discontinue such economic reform programs adversely affecting industries and companies in China.

Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and business structure.

After years of steady growth, China’s economy slowed prior to 2020, including in its Chinese real estate market. Although the trends began to reverse during China’s initial recovery from the pandemic, it is uncertain whether the trends will continue. China’s economy may experience a significant slowdown, an economic recession or periods of substantial inflation which may have a negative effect on its securities market. China’s economy, particularly its export-oriented industries, may be adversely impacted by the developments in the economies and governmental actions of their principal trading partners, including the United States, such as a reduction in spending on their products and services, a downturn in the economies of their key trading partners, and the imposition of trading, restrictions, tariffs or other protectionist trade policies.

Strained relations between the U.S. and China have resulted in increased tariffs and restrictions on trade between the two countries. The level of tariffs or threatened tariffs between the countries may vary in the future, and there is no certainty as to the length of time any tariffs may be imposed. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s economy and export industry and a commensurately negative impact on Chinese holdings in a Fund. In addition, there is a risk that capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory action such as the seizure of assets. Further, any perceived actions by China to assist Russia in evading sanctions imposed as a result of the Ukraine invasion may result in new or expanded sanctions against China. Any of these actions could severely impair a Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets and income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect a Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict, and it is unclear whether further tariffs or escalating actions may be imposed in the future. It is further

MARCH 31, 2026 (Unaudited)

difficult to predict the outcome and impact of any trade negotiations.

In addition, on June 3, 2021, President Biden signed an executive order which, in general terms, prohibits U.S. persons from purchasing or selling publicly traded securities or derivatives of such securities in certain companies with ties to China’s military and related materials sector or surveillance technology industry as listed in the order or as determined by the U.S. Secretary of the Treasury (hereafter, “Chinese Military-Industrial Complex Companies” or “CMICs”). The list of CMICs is subject to change from time to time, which could prevent a Fund from acquiring securities previously deemed suitable investments or result in a forced sale of securities in the portfolio at an inopportune time or price which may result in losses to the Fund. Such government prohibitions may affect the value of the securities held in the portfolio directly or indirectly as well as negatively impact the market for other China-based issuers resulting in reduced liquidity and price declines. The government prohibition also could lead to the inability to transact in the securities of other companies within Asia as a result of trade tensions between the U.S. and China.

Accounting, auditing, financial and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the U.S. and certain western European countries. China generally does not allow the Public Company Accounting Oversight Board to inspect the work of auditors performed in China for Chinese companies, and as a result, Chinese companies are not subject to the same degree of transparency and regulatory oversight as U.S. companies. On December 2, 2020, the U.S. Congress also passed the Holding Foreign Companies Accountable Act, which could cause the securities of foreign issuers (including Chinese issuers) to be delisted from U.S. stock exchanges if those companies do not permit U.S. oversight of the auditing of their financial information. To the extent a Fund invests in securities of Chinese companies listed in the U.S., it is possible such securities may be delisted and that delisting could decrease the Fund’s ability to transact in such securities and could adversely impact their liquidity and market price. In addition, the Fund would have to seek other markets in which to transact in such securities which would also increase the Fund’s costs. It is difficult to predict the consequences of these actions.

China has historically managed its currency in a tight range relative to the U.S. dollar but this may be subject to greater uncertainty as Chinese authorities may change the policies that determine the exchange rate mechanism. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through, among other things, currency controls, direct investments, limitations on specific types of transactions (such as short selling), limitations or prohibitions on investors (including foreign institutional investors) with regard to selling holdings in Chinese companies, limitations or prohibitions on foreign ownership in certain industries or the repatriation of assets by foreign investors under certain circumstances or similar actions.

Securities of Chinese companies are accessible through various securities markets and investment vehicles, including China A-Shares through the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program, H-Shares and B-Shares, shares listed on U.S. exchanges, American Depositary Receipts (ADRs), and Variable Interest Entities (“VIEs”) traded on a stock exchange as described below. Each Stock Connect program is a securities trading and clearing links program that aims to provide mutual stock market access between China and Hong Kong by permitting investors to trade and settle shares on each market through their local securities brokers. The foregoing instruments are all subject to various risks that could impact a Fund’s performance, including, but not limited to, potential trading restrictions, quota limitations, market closures, trading suspensions, settlement delays, limitations on foreign ownership or transfer, taxes, government regulation or restrictions, accounting standards, valuation, extreme market volatility and less market liquidity. These risks could adversely impact a Fund’s ability to achieve its investment objective(s) and its ability to trade China shares during such periods and could result in the Fund’s limiting or suspending shareholder redemption privileges as permitted in accordance with applicable law. As a result, a Fund may have to sell securities at an inopportune time or price or may not be able to execute its investment strategy, and its performance may be negatively impacted. In addition, China prohibits direct ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds). Accordingly, to facilitate foreign ownership in these businesses, many Chinese companies have created shell companies in other jurisdictions known as variable interest entities (i.e., VIEs) which enter into service or other contracts with the China-based operating companies, and the VIEs list their securities on an exchange such as the New York Stock Exchange or Hong Kong Stock Exchange. The VIE arrangement allows U.S. investors to obtain economic exposure to the China-based company indirectly through the contractual VIE structure rather than directly through the formal equity ownership structure. Although VIEs are a common industry practice, VIEs are not formally recognized in China, and the Chinese government has provided recent guidance on and restrictions on China-based companies raising capital offshore, including through the VIE structures. If the government of China withdraws its implicit acceptance of the VIE structure, adopts or amends laws that restrict or prohibit the VIE structure or takes other adverse actions affecting VIEs and

Wasatch Funds

Notes to Financial Statements (continued)

the rights or interests of foreign shareholders, the market value of any holdings of VIEs could result in significant losses.

Chinese securities markets may be subject to, among other things, Chinese authority interventions in the securities markets, frequent trading suspensions and halts, considerable volatility, pricing anomalies including from government influences, differing and uncertain regulatory requirements, market inefficiencies, operation, clearance, and settlement risks, limits on foreign ownership, rapid reduced liquidity of securities, greater valuation risks, daily trading quotas, confiscatory taxation, nationalization, and exchange control limits (including currency blockage). Such limitations and actions could adversely impact a Fund’s ability to achieve its investment objective(s), to trade Chinese securities, to meet redemptions and to force sales of portfolio Chinese securities at inopportune times and prices. Frequent intervention by the Chinese government, limits on credible corporate governance standards, limited transparency of market and accounting information, and limited oversight of accounting firms also increase the risk of insider dealing, market manipulation, improper accounting and accounting fraud and other corporate misconduct. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies.

Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, strained international relations and security concerns such as terrorism, may also adversely impact China’s economy, disrupting its economic growth and adversely affecting a Fund’s investments. Any spread of an infectious illness, public health threats or similar issues could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally also have a significant impact on the economies of China, Hong Kong, and Taiwan, which in turn could adversely affect a Fund’s investments. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests.

Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and a Fund’s investments. Further, China’s strained relationships with certain ethnic groups in China, including Tibetans and Uighurs, have been marked with protests and violence and may adversely affect the Chinese economy.

Taiwan Risk — Taiwan is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including claims based on fraud, may be difficult or impossible for shareholders of securities in Taiwan or for the U.S. authorities to pursue. With respect to Taiwan, China has a complex territorial dispute regarding the sovereignty of Taiwan. Continuing hostility between China and Taiwan and any potential military conflict or future political or economic disturbances may adversely impact investments in such countries or make investments in such countries impracticable or impossible. Any escalation in these hostilities may, among other things, distort Taiwan’s capital account, adversely impact other countries in the region and adversely impact the value and liquidity of a Fund’s investments in the region, including China and Taiwan, and make investments in China and Taiwan impractical or impossible. Taiwan’s market and economy also face increasing competition from other low-cost emerging economies and certain protectionist trade threats.

Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy, currency fluctuation, and conditions that weaken demand for Taiwan’s export products worldwide. Rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. A disruption in Taiwan’s exports could also result in broader negative economic impacts with respect to those industries and countries that rely upon them. Negative impacts of the Taiwanese economy as a whole or its industries may impact an Equity Fund’s performance to the extent a Fund invests in such securities.

Hong Kong Risk — With respect to Hong Kong, the Chinese and Hong Kong economies are vulnerable to the long-standing disagreement with Hong Kong related to the former British colony’s integration into a special administrative region of China. As reflected by protests in Hong Kong in recent years over political, economic and legal freedoms, and the Chinese government’s response to them, considerable political uncertainty continues to exist within Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports, making Hong Kong’s economy closely tied to the Chinese economy. Any changes in the Chinese economy, trade regulations or currency exchange rates or a tightening of China’s control over Hong Kong may have an adverse impact on Hong Kong’s economy. Due to the interconnected nature of the Hong Kong and Chinese economies, instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. If China were to exert its authority so as to alter the economic, political or legal structures or the existing

MARCH 31, 2026 (Unaudited)

social policy of Hong Kong, such actions may have a negative impact on investor and business confidence in Hong Kong, on its markets and business performance and in turn on a Fund’s investments. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to the U.S. dollar which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on Hong Kong’s economy.

Because a Fund’s net asset value is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in a Fund’s net asset value. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in commodity markets could have a negative impact on the Hong Kong economy.

Europe and United Kingdom Risk — As part of their principal strategy permitting investments in foreign securities, the Global Opportunities, Global Select, Global Small Cap Value, Global Value, International Growth, International Opportunities, International Select, International Small Cap Value, International Value and Micro Cap Value Funds may invest a significant portion of their assets in securities issued by companies in developed markets, including European countries and the United Kingdom (“U.K.”), and therefore exposure to the social, political, regulatory, economic, and other events or conditions affecting Europe and the U.K. may be considered a principal risk for such Funds as of the date of the Prospectus. The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Long/Short Alpha, Micro Cap, Small Cap Growth, Small Cap Value, Ultra Growth, and U.S. Select Funds may also invest in securities issued by foreign companies in Europe and the U.K. However, it is not considered a principal risk for such Funds as of the date of the Prospectus. The U.S. Treasury Fund does not invest in European or U.K. companies.

Many countries in Europe are member states of the European Union (“EU”) and will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions or defaults or threats of defaults among European countries may have a significant adverse effect on the economies of other European countries. The European financial markets have experienced significant volatility, and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. As members of the EU who have adopted the euro as their currency have relinquished control of their monetary policies to the European Central Bank, such members have limited ability to implement their own monetary policies to address regional economic conditions and respond to crises.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

Successionist movements as well as governmental or other response to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments in EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social development may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund’s investments. Any of these effects could adversely affect any of the companies to which a Fund has exposure and any other assets in which a Fund invests.

Efforts by the member countries of the EU to continue to unify their economic and monetary policies may increase the potential for similarities in movements of European markets and reduce the potential investment benefits of diversification within the region. Further, while many countries in western Europe are considered to have developed markets, many eastern European countries are less developed, and investments in eastern European countries, even if denominated in euros, may involve special risks associated with investments in emerging markets. As the economies of countries in Europe are in different stages of development, the policies adopted by the EU may not address the needs of all European countries.

In addition, the U.K. has one of the largest economies in Europe, and its economy relies heavily on the export of goods and services to EU member countries, and to a lesser extent, the U.S. and China. Trade between the U.K. and the EU is highly integrated through supply chains and trade in services, as well as through multinational companies. As a result, the economy of the U.K. may be impacted by changes to the economic health of EU member countries, the U.S. and China. Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issues that rely on U.S. trade. In 2020, the U.K. left the EU (referred to as “Brexit”). The U.K.

Wasatch Funds

Notes to Financial Statements (continued)

and the EU reached a trade agreement that was ratified by all applicable U.K. and EU government bodies although certain aspects of the relationship remain unresolved and subject to further negotiations and agreement. The effects of Brexit are also shaped by the trade agreements that the U.K. negotiates with other countries. The precise impact on the U.K.’s economy as a result of its departure from the EU depends to a large degree on its ability to conclude favorable trade deals with the EU and other countries. While new trade deals may boost economic growth, such growth may not be able to offset the increased costs of trade with the EU resulting from the U.K.’s loss of its membership in the EU single market. The U.K.’s departure sparked volatility in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide-ranging implications for the U.K.’s economy. The potential negative effects of Brexit on the U.K. and the EU economies and the broader global economy could include, among others, business and trade disruptions, increased volatility and illiquidity, currency fluctuations, and potentially lower growth of markets in the U.K., EU, and globally which could spark additional member states to contemplate departing the EU (thereby perpetuating political instability in the region and additional market disruption globally) which could adversely affect a Fund’s investments.

Sector and Industry Weightings Risk — The Equity Funds may invest a large percentage of their assets in a few sectors, or industries within a particular sector. A Fund’s investment in a particular sector will fluctuate over time based on the investment opportunities identified by the Advisor. The risks associated with investing in various sectors and industries are considered principal risks of these Funds. These sectors include communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate and utilities. Market conditions, interest rates, and economic, political, regulatory, or financial developments could significantly affect a single sector. If an Equity Fund invests in only a few sectors it will have more exposure to the price movements of securities in those sectors. The Funds may also from time to time make significant investments in an industry or industries within a particular sector. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of a Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. To the extent an Equity Fund has substantial holdings within a particular sector, or industry therein, the risks to the Fund associated with the sector or industry increase.

12. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Advisor as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. The Advisor may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection

MARCH 31, 2026 (Unaudited)

and application of methodologies for determining and calculating the fair value of Fund investments.

Equity Securities (common and preferred stock) — Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes — Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities — Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes — Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities — Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research publications), new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers — Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments — Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Wasatch Funds

Notes to Financial Statements (continued)

Restricted Securities — If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated NAV for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2026
Core Growth Fund
Assets
Common Stocks		$2,970,462,374	$—	$—	$2,970,462,374

		$2,970,462,374	$—	$—	$2,970,462,374

Emerging India Fund
Assets
Common Stocks
	Asset Management & Custody Banks	$5,003,965	$11,072,336	$—	$16,076,301
	Automotive Retail	—	8,376,821	—	8,376,821
	Building Products	—	10,935,910	—	10,935,910
	Commodity Chemicals	—	3,152,357	—	3,152,357
	Construction Machinery & Heavy Transportation Equipment	—	2,750,151	—	2,750,151
	Consumer Finance	—	39,328,262	—	39,328,262
	Diversified Banks	—	11,632,756	—	11,632,756
	Electrical Components & Equipment	—	4,349,172	—	4,349,172
	Health Care Facilities	—	22,378,264	—	22,378,264
	Health Care Services	—	6,442,483	—	6,442,483
	Health Care Supplies	—	7,215,292	—	7,215,292
	Industrial Machinery & Supplies & Components	—	8,987,931	—	8,987,931
	Life Sciences Tools & Services	—	15,274,887	—	15,274,887
	Pharmaceuticals	—	10,317,536	—	10,317,536
	Regional Banks	—	14,122,478	—	14,122,478
	Restaurants	—	2,448,845	—	2,448,845
	Other	32,659,609	—	—	32,659,609

		$37,663,574	$178,785,481	$—	$216,449,055

Emerging Markets Select Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$2,985,114	$—	$2,985,114
	Asset Management & Custody Banks	—	4,721,289	—	4,721,289
	Construction & Engineering	—	4,567,974	—	4,567,974
	Consumer Finance	—	16,446,910	—	16,446,910
	Electrical Components & Equipment	10,855,223	3,268,963	—	14,124,186
	Electronic Equipment & Instruments	—	12,135,113	—	12,135,113

MARCH 31, 2026 (Unaudited)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2026
	Health Care Facilities	$—	$7,302,431	$—	$7,302,431
	Hotels, Resorts & Cruise Lines	3,085,113	2,613,213	—	5,698,326
	Industrial Machinery & Supplies & Components	—	2,343,437	—	2,343,437
	Interactive Media & Services	—	5,872,035	—	5,872,035
	IT Consulting & Other Services	—	1,291,239	—	1,291,239
	Life Sciences Tools & Services	—	8,313,657	—	8,313,657
	Marine Ports & Services	—	1,277,107	—	1,277,107
	Pharmaceuticals	—	61,073	—	61,073
	Regional Banks	—	4,741,969	—	4,741,969
	Restaurants	—	1,650,066	—	1,650,066
	Semiconductor Materials & Equipment	—	7,436,056	—	7,436,056
	Semiconductors	—	14,983,165	—	14,983,165
	Technology Hardware, Storage & Peripherals	—	6,868,350	—	6,868,350
	Other	44,638,702	—	—	44,638,702

		$58,579,038	$108,879,161	$—	$167,458,199

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$2,964,554	$—	$2,964,554
	Asset Management & Custody Banks	954,192	1,440,755	—	2,394,947
	Building Products	—	1,451,229	—	1,451,229
	Communications Equipment	—	3,750,214	—	3,750,214
	Construction & Engineering	—	3,081,725	—	3,081,725
	Consumer Finance	—	2,759,312	—	2,759,312
	Diversified Banks	2,798,322	6,551,785	—	9,350,107
	Electrical Components & Equipment	2,294,896	7,606,750	—	9,901,646
	Electronic Equipment & Instruments	—	7,883,934	—	7,883,934
	Health Care Facilities	—	1,927,752	—	1,927,752
	Health Care Services	—	2,823,196	—	2,823,196
	Heavy Electrical Equipment	—	1,569,790	—	1,569,790
	Human Resource & Employment Services	—	2,790,743	—	2,790,743
	Industrial Machinery & Supplies & Components	—	1,475,188	—	1,475,188
	Insurance Brokers	—	2,722,081	—	2,722,081
	Packaged Foods & Meats	186,232	713,320	—	899,552
	Pharmaceuticals	—	3,178,900	—	3,178,900
	Regional Banks	—	3,486,478	—	3,486,478
	Semiconductor Materials & Equipment	1,129,071	3,554,112	—	4,683,183
	Semiconductors	—	7,183,690	—	7,183,690
	Technology Hardware, Storage & Peripherals	—	4,077,307	—	4,077,307
	Other	11,800,276	—	—	11,800,276

		$19,162,989	$72,992,815	$—	$92,155,804

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$927,819	$—	$927,819
	Asset Management & Custody Banks	—	1,319,256	—	1,319,256
	Consumer Finance	—	2,278,719	—	2,278,719
	Diversified Banks	3,734,491	3,185,420	—	6,919,911
	Electrical Components & Equipment	—	1,636,097	—	1,636,097
	Health Care Services	—	410,963	—	410,963
	Human Resource & Employment Services	—	534,640	—	534,640
	Insurance Brokers	—	916,771	—	916,771
	Marine Ports & Services	—	1,561,833	—	1,561,833
	Packaged Foods & Meats	—	354,681	—	354,681
	Other	8,867,353	—	—	8,867,353

		$12,601,844	$13,126,199	$—	$25,728,043

Wasatch Funds

Notes to Financial Statements (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2026
Global Opportunities Fund
Assets
Common Stocks
	Aerospace & Defense	$1,242,677	$1,478,549	$—	$2,721,226
	Application Software	2,949,498	3,981,687	—	6,931,185
	Asset Management & Custody Banks	2,732,053	1,881,380	—	4,613,433
	Consumer Finance	—	3,943,980	—	3,943,980
	Diversified Support Services	—	2,632,704	—	2,632,704
	Drug Retail	—	2,640,211	—	2,640,211
	Electrical Components & Equipment	—	815,137	—	815,137
	Health Care Facilities	3,931,265	2,972,775	—	6,904,040
	Health Care Services	—	1,220,091	—	1,220,091
	Interactive Media & Services	—	763,241	—	763,241
	IT Consulting & Other Services	—	1,020,155	—	1,020,155
	Life Sciences Tools & Services	2,528,680	2,799,442	—	5,328,122
	Regional Banks	2,734,952	4,752,669	—	7,487,621
	Research & Consulting Services	—	1,815,716	—	1,815,716
	Semiconductors	—	8,859,731	—	8,859,731
	Trading Companies & Distributors	2,090,471	7,372,507	—	9,462,978
	Other	69,590,516	—	—	69,590,516

		$87,800,112	$48,949,975	$—	$136,750,087

Global Select Fund
Assets
Common Stocks
	Consumer Finance	$—	$370,718	$—	$370,718
	Drug Retail	—	292,867	—	292,867
	Electronic Equipment & Instruments	—	566,901	—	566,901
	Hotels, Resorts & Cruise Lines	—	203,457	—	203,457
	Interactive Media & Services	—	279,699	—	279,699
	Life Sciences Tools & Services	—	342,530	—	342,530
	Research & Consulting Services	526,945	243,641	—	770,586
	Semiconductor Materials & Equipment	—	474,478	—	474,478
	Semiconductors	501,848	576,674	—	1,078,522
	Trading Companies & Distributors	321,895	246,881	—	568,776
	Other	6,527,340	—	—	6,527,340

		$7,878,028	$3,597,846	$—	$11,475,874

Global Small Cap Value Fund
Assets
Common Stocks
	Advertising	$—	$67,354	$—	$67,354
	Apparel, Accessories & Luxury Goods	—	74,596	—	74,596
	Asset Management & Custody Banks	169,641	73,115	—	242,756
	Broadline Retail	—	90,664	—	90,664
	Communications Equipment	—	275,976	—	275,976
	Construction & Engineering	98,733	284,979	—	383,712
	Construction Machinery & Heavy Transportation Equipment	—	78,489	—	78,489
	Electronic Equipment & Instruments	60,294	104,289	—	164,583
	Food Retail	—	73,114	—	73,114
	Health Care Facilities	60,213	77,292	—	137,505
	Health Care Supplies	—	164,986	—	164,986
	Heavy Electrical Equipment	—	131,722	—	131,722
	Industrial Machinery & Supplies & Components	—	55,962	—	55,962
	Internet Services & Infrastructure	—	70,889	—	70,889
	Investment Banking & Brokerage	479,062	122,875	—	601,937
	IT Consulting & Other Services	66,273	326,793	—	393,066
	Oil & Gas Drilling	—	83,732	—	83,732
	Other Specialty Retail	—	75,764	—	75,764
	Pharmaceuticals	—	68,973	—	68,973

MARCH 31, 2026 (Unaudited)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2026
	Research & Consulting Services	$159,956	$193,948	$—	$353,904
	Semiconductors	—	326,737	—	326,737
	Specialty Chemicals	—	66,952	—	66,952
	Steel	—	139,236	—	139,236
	Trading Companies & Distributors	280,501	268,036	—	548,537
	Other	2,056,347	—	—	2,056,347

		$3,431,020	$3,296,473	$—	$6,727,493

Global Value Fund
Assets
Common Stocks
	Broadline Retail	$—	$2,131,730	$—	$2,131,730
	Diversified Banks	21,308,390	4,637,370	—	25,945,760
	Diversified Metals & Mining	—	3,408,407	—	3,408,407
	Integrated Oil & Gas	9,529,391	7,158,381	—	16,687,772
	Multi-Line Insurance	—	4,319,444	—	4,319,444
	Paper Products	—	3,286,474	—	3,286,474
	Passenger Airlines	—	3,297,933	—	3,297,933
	Pharmaceuticals	7,088,760	9,817,258	—	16,906,018
	Real Estate Operating Companies	—	3,168,104	—	3,168,104
	Reinsurance	—	3,473,477	—	3,473,477
	Technology Hardware, Storage & Peripherals	—	1,403,536	—	1,403,536
	Tobacco	—	5,269,101	—	5,269,101
	Other	69,351,898	—	—	69,351,898

		$107,278,439	$51,371,215	$—	$158,649,654

International Growth Fund
Assets
Common Stocks
	Aerospace & Defense	$1,353,086	$3,643,338	$—	$4,996,424
	Application Software	—	3,857,807	—	3,857,807
	Asset Management & Custody Banks	761,005	2,395,734	—	3,156,739
	Casinos & Gaming	—	4,578,829	—	4,578,829
	Commercial & Residential Mortgage Finance	—	710,065	—	710,065
	Communications Equipment	—	2,998,735	—	2,998,735
	Construction & Engineering	—	2,853,986	—	2,853,986
	Construction Machinery & Heavy Transportation Equipment	—	2,132,393	—	2,132,393
	Consumer Finance	—	1,539,328	—	1,539,328
	Diversified Real Estate Activities	—	2,780,899	—	2,780,899
	Diversified Support Services	—	2,119,668	—	2,119,668
	Drug Retail	—	2,893,442	—	2,893,442
	Electrical Components & Equipment	2,489,171	3,970,363	—	6,459,534
	Electronic Components	—	1,359,346	—	1,359,346
	Electronic Equipment & Instruments	—	8,838,583	—	8,838,583
	Health Care Facilities	—	1,931,497	—	1,931,497
	Health Care Services	—	1,533,300	—	1,533,300
	Health Care Supplies	—	2,740,044	—	2,740,044
	Heavy Electrical Equipment	—	3,483,492	—	3,483,492
	Human Resource & Employment Services	—	2,294,969	—	2,294,969
	Industrial Machinery & Supplies & Components	—	5,106,333	—	5,106,333
	Interactive Media & Services	—	2,104,965	—	2,104,965
	Investment Banking & Brokerage	5,858,287	2,361,418	—	8,219,705
	Other Specialty Retail	1,244,264	2,602,931	—	3,847,195
	Regional Banks	2,038,243	2,744,451	—	4,782,694
	Research & Consulting Services	—	2,156,501	—	2,156,501
	Semiconductor Materials & Equipment	2,520,971	3,643,961	—	6,164,932
	Semiconductors	—	4,428,784	—	4,428,784
	Specialty Chemicals	—	2,730,973	—	2,730,973

Wasatch Funds

Notes to Financial Statements (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2026
	Technology Hardware, Storage & Peripherals	$—	$1,743,093	$—	$1,743,093
	Trading Companies & Distributors	6,029,212	10,322,123	—	16,351,335
	Other	23,442,794	—	—	23,442,794

		$45,737,033	$98,601,351	$—	$144,338,384

International Opportunities Fund
Assets
Common Stocks
	Alternative Carriers	$—	$546,997	$—	$546,997
	Application Software	—	909,170	—	909,170
	Asset Management & Custody Banks	926,377	415,714	—	1,342,091
	Building Products	—	657,375	—	657,375
	Communications Equipment	—	888,290	—	888,290
	Construction & Engineering	—	950,692	—	950,692
	Construction Machinery & Heavy Transportation Equipment	—	332,989	—	332,989
	Consumer Finance	—	449,755	—	449,755
	Distributors	—	842,395	—	842,395
	Diversified Banks	—	507,468	—	507,468
	Diversified Support Services	437,886	1,518,633	—	1,956,519
	Drug Retail	—	560,432	—	560,432
	Electronic Components	—	340,179	—	340,179
	Electronic Equipment & Instruments	489,282	1,304,559	—	1,793,841
	Health Care Services	—	1,257,691	—	1,257,691
	Health Care Technology	—	431,251	—	431,251
	Hotels, Resorts & Cruise Lines	—	353,716	—	353,716
	Industrial Machinery & Supplies & Components	—	555,510	—	555,510
	Interactive Media & Services	—	194,660	—	194,660
	Internet Services & Infrastructure	—	268,106	—	268,106
	IT Consulting & Other Services	—	805,262	—	805,262
	Packaged Foods & Meats	—	618,186	—	618,186
	Pharmaceuticals	—	243,229	—	243,229
	Real Estate Services	—	978,377	—	978,377
	Research & Consulting Services	508,064	391,915	—	899,979
	Semiconductor Materials & Equipment	—	297,634	—	297,634
	Semiconductors	—	1,151,575	—	1,151,575
	Technology Hardware, Storage & Peripherals	—	684,822	—	684,822
	Trading Companies & Distributors	—	684,000	—	684,000
	Other	4,216,411	—	—	4,216,411

		$6,578,020	$19,140,582	$—	$25,718,602

International Select Fund
Assets
Common Stocks
	Aerospace & Defense	$187,685	$167,028	$—	$354,713
	Apparel, Accessories & Luxury Goods	—	35,993	—	35,993
	Automobile Manufacturers	—	42,752	—	42,752
	Building Products	—	60,099	—	60,099
	Casinos & Gaming	—	201,979	—	201,979
	Construction & Engineering	121,598	193,553	—	315,151
	Construction Machinery & Heavy Transportation Equipment	—	120,636	—	120,636
	Diversified Banks	—	122,486	—	122,486
	Diversified Real Estate Activities	—	156,067	—	156,067
	Drug Retail	—	94,686	—	94,686
	Electrical Components & Equipment	—	165,445	—	165,445
	Electronic Equipment & Instruments	—	199,428	—	199,428
	Industrial Machinery & Supplies & Components	—	141,541	—	141,541
	Interactive Home Entertainment	—	79,920	—	79,920
	Interactive Media & Services	—	66,632	—	66,632

MARCH 31, 2026 (Unaudited)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2026
	Oil & Gas Storage & Transportation	$—	$39,983	$—	$39,983
	Pharmaceuticals	—	78,719	—	78,719
	Regional Banks	—	101,590	—	101,590
	Research & Consulting Services	—	36,183	—	36,183
	Semiconductor Materials & Equipment	—	244,567	—	244,567
	Soft Drinks & Non-Alcoholic Beverages	—	161,834	—	161,834
	Trading Companies & Distributors	143,065	37,938	—	181,003
	Other	871,148	—	—	871,148

		$1,323,496	$2,549,059	$—	$3,872,555

International Small Cap Value Fund
Assets
Common Stocks
	Advertising	$—	$61,798	$—	$61,798
	Apparel, Accessories & Luxury Goods	—	70,452	—	70,452
	Asset Management & Custody Banks	93,326	54,836	—	148,162
	Broadline Retail	—	82,252	—	82,252
	Communications Equipment	—	250,218	—	250,218
	Construction & Engineering	—	249,942	—	249,942
	Construction Machinery & Heavy Transportation Equipment	—	71,678	—	71,678
	Electronic Equipment & Instruments	59,473	93,116	—	152,589
	Food Retail	—	46,035	—	46,035
	Health Care Facilities	54,948	69,729	—	124,677
	Health Care Supplies	—	127,669	—	127,669
	Heavy Electrical Equipment	—	112,616	—	112,616
	Industrial Machinery & Supplies & Components	—	51,208	—	51,208
	Internet Services & Infrastructure	—	61,801	—	61,801
	Investment Banking & Brokerage	252,969	109,668	—	362,637
	IT Consulting & Other Services	—	271,589	—	271,589
	Oil & Gas Drilling	—	76,451	—	76,451
	Other Specialty Retail	—	69,188	—	69,188
	Packaged Foods & Meats	—	32,216	—	32,216
	Pharmaceuticals	—	66,495	—	66,495
	Research & Consulting Services	63,136	159,934	—	223,070
	Semiconductors	—	291,628	—	291,628
	Specialty Chemicals	—	49,333	—	49,333
	Steel	—	117,455	—	117,455
	Trading Companies & Distributors	54,233	230,742	—	284,975
	Other	546,407	—	—	546,407

		$1,124,492	$2,878,049	$—	$4,002,541

International Value Fund
Assets
Common Stocks
	Broadline Retail	$—	$239,820	$—	$239,820
	Diversified Banks	939,630	2,850,202	—	3,789,832
	Diversified Metals & Mining	—	394,807	—	394,807
	Electronic Manufacturing Services	—	453,938	—	453,938
	Health Care Distributors	—	390,569	—	390,569
	Industrial Machinery & Supplies & Components	—	345,842	—	345,842
	Integrated Oil & Gas	446,987	1,636,222	—	2,083,209
	Integrated Telecommunication Services	289,552	550,742	—	840,294
	Multi-Line Insurance	—	603,068	—	603,068
	Multi-Utilities	—	1,048,452	—	1,048,452
	Paper Products	—	396,662	—	396,662
	Passenger Airlines	—	442,445	—	442,445
	Pharmaceuticals	379,371	1,240,537	—	1,619,908
	Real Estate Operating Companies	—	396,046	—	396,046

Wasatch Funds

Notes to Financial Statements (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2026
	Regional Banks	$—	$458,286	$—	$458,286
	Reinsurance	—	487,550	—	487,550
	Soft Drinks & Non-Alcoholic Beverages	—	485,730	—	485,730
	Specialty Chemicals	—	410,917	—	410,917
	Technology Hardware, Storage & Peripherals	—	163,746	—	163,746
	Tobacco	—	866,140	—	866,140
	Other	1,803,335	—	—	1,803,335

		$3,858,875	$13,861,721	$—	$17,720,596

Long/Short Alpha Fund
Assets
Common Stocks		$45,331,488	$—	$—	$45,331,488
Warrants		—	—	10,714	10,714

		$45,331,488	$—	$10,714	$45,342,202

Other Financial Instruments
Securities Sold Short		$(14,997,969)	$—	$—	$(14,997,969)

Micro Cap Fund
Assets
Common Stocks
	Aerospace & Defense	$20,967,810	$14,574,791	$—	$35,542,601
	Biotechnology	5,699,720	—	6,100	5,705,820
	Electronic Equipment & Instruments	27,951,421	14,647,824	—	42,599,245
	Other	452,103,180	—	—	452,103,180
Preferred Stocks		—	—	7,792,879	7,792,879
Warrants		—	—	93,417	93,417

		$506,722,131	$29,222,615	$7,892,396	$543,837,142

Micro Cap Value Fund
Assets
Common Stocks
	Packaged Foods & Meats	$9,284,651	$3,972,179	$—	$13,256,830
	Other	301,747,429	—	—	301,747,429

		$311,032,080	$3,972,179	$—	$315,004,259

Small Cap Growth Fund
Assets
Common Stocks		$1,178,204,664	$—	$—	$1,178,204,664
Preferred Stocks		—	—	14,027,155	14,027,155

		$1,178,204,664	$—	$14,027,155	$1,192,231,819

Small Cap Value Fund
Assets
Common Stocks		$1,303,768,394	$—	$—	$1,303,768,394

		$1,303,768,394	$—	$—	$1,303,768,394

Ultra Growth Fund
Assets
Common Stocks
	Semiconductor Materials & Equipment	$43,153,787	$9,790,583	$—	$52,944,370
	Other	330,385,545	—	—	330,385,545
Preferred Stocks		—	—	11,689,307	11,689,307
Warrants		—	—	1,761,083	1,761,083

		$373,539,332	$9,790,583	$13,450,390	$396,780,305

MARCH 31, 2026 (Unaudited)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2026
U.S. Select Fund
Assets
Common Stocks		$16,092,096	$—	$—	$16,092,096

		$16,092,096	$—	$—	$16,092,096

U.S. Treasury Fund
Assets
U.S Government Obligations		$—	$110,928,125	$—	$110,928,125

		$—	$110,928,125	$—	$110,928,125

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the six months ended March 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the six months ended March 31, 2026:

Fund	Market Value Beginning Balance 9/30/2025	Purchases At Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers In at Market Value	Transfers Out at Market Value	Market Value Ending Balance 3/31/2026	Net Change in Unrealized Appreciation (Depreciation) On Investments Held at 3/31/2026
Long/Short Alpha Fund
Warrants	$26,786	$—	$—	$—	$—	$(16,072)	$—	$—	$10,714	$(16,072)

	$26,786	$—	$—	$—	$—	$(16,072)	$—	$—	$10,714	$(16,072)

Micro Cap Fund
Common Stocks	$4,880,240	$—	$(3,700,005)	$—	$—	$(1,174,135)	$—	$—	$6,100	$—
Preferred Stocks	7,368,430	—	—	—	—	424,449	—	—	7,792,879	424,449
Warrants	233,542	—	—	—	—	(140,125)	—	—	93,417	(140,125)

	$12,482,212	$—	$(3,700,005)	$—	$—	$(889,811)	$—	$—	$7,892,396	$284,324

Micro Cap Value Fund
Common Stocks	$3,293,330	$—	$(2,499,998)	$—	$—	$(793,332)	$—	$—	$—	$—

	$3,293,330	$—	$(2,499,998)	$—	$—	$(793,332)	$—	$—	$—	$—

Small Cap Growth Fund
Preferred Stocks	$13,263,149	$—	$—	$—	$—	$764,006	$—	$—	$14,027,155	$764,006

	$13,263,149	$—	$—	$—	$—	$764,006	$—	$—	$14,027,155	$764,006

Ultra Growth Fund
Preferred Stocks	$11,052,635	$—	$—	$—	$—	$636,672	$—	$—	$11,689,307	$636,672
Warrants	453,958	849,485	—	—	—	457,640	—	—	1,761,083	457,640

	$11,506,593	$849,485	$—	$—	$—	$1,094,312	$—	$—	$13,450,390	$1,094,312

Wasatch Funds

Notes to Financial Statements (continued)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 3/31/2026	Valuation Technique	Unobservable Input	Range (Average)
Micro Cap Fund	Direct Venture Capital Investments: Textiles	$7,792,879	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 4.4 (1.9) 46%
Micro Cap Fund	Warrant: Biotechnology	$93,417	Black Scholes	Volatility	40%
Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$14,027,155	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 4.4 (1.9) 46%
Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$11,689,307	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 4.4 (1.9) 46%
Ultra Growth Fund	Warrant: Biotechnology	$623,700	Black Scholes	Volatility	40%
Ultra Growth Fund	Warrant: Biotechnology	$181,583	Black Scholes	Volatility	40%
Ultra Growth Fund	Warrant: Biotechnology	$955,800	Black Scholes	Volatility	40%
Long/Short Alpha Fund	Warrant: Biotechnology	$10,714	Black Scholes	Volatility	40%

*Enterprise-Value-To-Revenue	Multiple (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.

13. OFFSETTING

Each Fund is party to various netting arrangements. The Financial Accounting Standards Board (FASB) requires disclosure about certain netting arrangements and similar agreements to enable users of a Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. The scope of the disclosure is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

The following tables present information about financial instruments that were subject to enforceable netting arrangements as of March 31, 2026:

Securities Borrowed for Short Sales

		Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements Of Assets and Liabilities	Financial Instrument	Collateral Pledged[1]	Net Amount (Not less Than 0)
Long/Short Alpha Fund	Fixed Income Clearing Corp.	$14,997,969	$—	$(14,997,969)	$—

[1]

The market value of the collateral pledged is greater than the amount indicated in the table. For further information, see “Short Sales” under Note 3. Securities and Other Investments and the Schedules of Investments.

14. REFLOW TRANSACTIONS

Certain Funds are permitted to participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready

Wasatch Funds	MARCH 31, 2026 (Unaudited)

Notes to Financial Statements (continued)

each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares. The current minimum fee rate is 0.14% of the value of shares purchased by ReFlow; however, the Fund may submit a higher bid rate when it believes doing so is in the best interest of the Fund and its shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in participating Funds and request that such redemption be met in kind in accordance with the Funds’ redemption in-kind policies. During the six months ended March 31, 2026, the following Funds utilized ReFlow. The shares and amounts ReFlow redemptions-in-kind were as follows:

Fund	Redemptions In-Kind Shares	Redemptions In-Kind Amount
Core Growth Fund	2,386,562	$450,181,208
Micro Cap Fund	69,321	4,103,170
Micro Cap Value Fund	47,000	2,288,888
Small Cap Growth Fund	620,052	167,629,173
Small Cap Value Fund	798,963	98,903,538
Ultra Growth Fund	193,714	25,224,554

15. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements.

Wasatch Funds

Supplemental Information

BOARD CONSIDERATIONS FOR INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS OF THE WASATCH FUNDS

I. Board Considerations for the renewal of the Investment Advisory and Sub-Advisory Agreements for the Wasatch Funds, except the Wasatch Global Small Cap Value Fund and the Wasatch International Small Cap Value Fund, which are discussed in Section II, below.

At a meeting held on November 12, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Wasatch Funds Trust (the “Trust”) unanimously approved the Advisory and Service Contract (the “Investment Advisory Agreement”) between Wasatch Advisors, LP doing business as Wasatch Global Investors (the “Advisor”) and the Trust on behalf of each existing series of the Trust, except for Wasatch Global Small Cap Value Fund and the Wasatch International Small Cap Value Fund, separate series of the Trust (for the purposes of this Section, each a “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Hoisington Investment Management Company (“HIMCo” or the “Sub-Advisor”) on behalf of the Wasatch-Hoisington U.S. Treasury Fund (the “U.S. Treasury Fund”). As the Board is comprised of all disinterested Trustees (the “Independent Trustees”), the references to Board and/or Independent Trustees shall mean all the Independent Trustees. The Investment Management Agreement and Sub-Advisory Agreement are collectively hereafter the “Advisory Agreements” and each an “Advisory Agreement” and the Advisor and Sub-Advisor are collectively the “Fund Advisors” and each a “Fund Advisor.”

Following up to an initial two-year period, the Board considers the continuation of the Investment Management Agreement and the Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Board determined that for each Fund the continuation of the applicable Advisory Agreement was in the best interests of the respective Fund and its shareholders in light of the nature, extent and quality of services provided and such other factors or matters the Board considered in the exercise of its business judgment. In addition, the Board noted that the Global Small Cap Value Fund and the International Small Cap Value Fund were each a new series of the Trust, and their Investment Management Agreement was not up for renewal at the time of the Meeting. The Board’s considerations for their Advisory Agreement are set forth in the section below.

Prior to the Meeting, the Board, through independent legal counsel, requested and received information specifically prepared by the Fund Advisors for the annual review meeting. The materials outlined a wide range of topics relating to the Funds and their management which included, but were not limited to, (a) the nature, extent and quality of services provided by the Advisor and in comparison to the type of services the Advisor provided to other types of clients; (b) the organizational structure of the Advisor and the background of the portfolio managers; (c) management fees and expense ratios of each class of the Funds, including a report prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent investment company data provider, comparing, among other things, the contractual management fee and total net expense ratio of each class of the respective Fund to those of certain peers compiled by Broadridge; (d) comparative management fee data of certain Funds compared to the fee arrangements of other types of clients; (e) the factors the Advisor considers in proposing certain management fee levels; (f) the expense limitation agreements with respect to the applicable classes of the Funds; (g) performance data of each Fund over various periods including relative to the Fund’s benchmark(s) as well as to the performance of other comparable mutual funds selected by Broadridge; (h) the compensation structure for investment personnel; (i) the culture and financial strength of the Advisor; (j) certain financial data of the Advisor and the profitability from its relationship with the Funds; (k) the Fund Advisor’s compliance program; (l) the potential for economies of scale; and (m) any additional benefits derived by the Fund Advisor from its relationship to the Fund(s) (such as soft dollars). With respect to the Sub-Advisor, the materials also covered, among other things, (a) an evaluation of the Sub-Advisor by the Advisor; (b) the organizational and leadership structure of the Sub-Advisor; (c) the nature and quality of services provided by the Sub-Advisor; (d) the personnel furnishing such services and their qualifications; (e) the performance of the U.S. Treasury Fund in absolute terms and as compared to the performance of peers compiled by Broadridge and a benchmark over certain periods; (f) certain performance data of other accounts managed by the Sub-Advisor; (g) the management fee rate and total net expense ratio of the U.S. Treasury Fund and as compared to peers compiled by Broadridge; (h) the Sub-Advisor’s fee and the Sub-Advisory fee schedule for other clients; and (i) certain financial data regarding the Sub-Advisor.

The Independent Trustees also received from their independent counsel a memorandum outlining their responsibilities in considering the renewal of the investment advisory and investment sub-advisory agreements under the 1940 Act and under the general principles of state law; the fiduciary duty of investment advisors with respect to compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in evaluating such agreements to make an informed decision.

MARCH 31, 2026 (Unaudited)

As described above, the Board met in executive session on November 4, 2025 (the “November Executive Session”) with independent legal counsel to discuss the materials provided for the annual review. In their review, the Independent Trustees considered the advisory arrangements separately on a per Fund and per-class basis. With respect to the U.S. Treasury Fund, the Independent Trustees considered the Investment Management Agreement and Sub-Advisory Agreement separately in the course of their review. Accordingly, they considered the differing roles and risks of the Advisor and Sub-Advisor in providing services to the U.S. Treasury Fund. During the November Executive Session, the Independent Trustees invited representatives of management to join for portions of the session to discuss the materials provided and respond to various questions to help the Board evaluate, among other things, the services provided by the Fund Advisors, investment philosophy and strategy, fees, absolute and relative performance, commentary on Fund performance and any actions considered to address performance concerns, market conditions and other matters. Following the November Executive Session, the Independent Trustees, through independent counsel, requested and received additional information or clarification (both oral and written) on their requests.

In addition to the information specifically prepared and/or presented in connection with the annual renewal process, the Board also took into consideration the information provided (both oral and written) and the Board’s deliberations throughout the year which included, among other things, economic, market and regulatory developments; updates on the Advisor’s operations, personnel and strategic plans; changes to Fund assets under management; Fund expenses; brokerage reports including commission and soft dollar data; and Fund compliance, risk and liquidity matters. To help with the review of performance of the Funds, the Board also seeks to meet with a Fund’s portfolio manager(s) during the course of the year to discuss, among other things, the Fund’s investment performance, the investment approach of the portfolio manager(s) and any factors that may be impacting performance.

The Board considers the evaluation of the Fund Advisor and advisory arrangements to be an ongoing process and employed the knowledge gained during their tenure as disinterested trustees on the Board and its committees in overseeing the Funds, including deliberations from prior annual reviews of the Advisory Agreements. During the meetings throughout the year as well as during the annual review process, the Independent Trustees were advised by independent legal counsel and met in executive sessions with such counsel at which no representatives of the Advisor or Sub-Advisor were present.

After the discussions and with the background and knowledge described above, the Independent Trustees approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Independent Trustees did not identify any single factor as all-important or controlling, but rather the decision reflected the comprehensive consideration of all the information (both oral and written) presented for the annual review as well as during the course of the year and in prior years. The Board determined that, given the totality of the information provided, the Board had sufficient information to renew the Advisory Agreements. Each Independent Trustee may have attributed different weights to the various factors and information considered in the approval process. The following summarizes the principal factors, but not all the factors, the Board considered in its review of the Investment Management Agreements and Sub-Advisory Agreement and its conclusions.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board considered, in relevant part, the nature, extent and quality of the Advisor’s and Sub-Advisor’s services to the applicable Fund(s). With respect to the Advisor, the Independent Trustees considered that the Advisor is responsible for the portfolio management for all Funds (other than the U.S. Treasury Fund) as well as certain non-advisory or administrative services. With respect to its portfolio management services, the Board considered, among other things, that the Advisor is responsible for the day-to-day management of a Fund’s investments (other than the U.S. Treasury Fund) and considered the Advisor’s investment process and analysis for formulating investment recommendations, constructing a portfolio, managing investment risks and complying with the investment objective(s) and restrictions applicable to the respective Fund. The Board considered the depth of the investment and research teams, the experience of the portfolio managers, the culture of the Advisor, the compensation structure for the Advisor’s personnel, and the Advisor’s ability to attract and retain qualified investment professionals. The Board considered the Advisor’s continued efforts to improve its investment and risk-management processes. The Board also considered the Advisor’s trading capabilities, including the expertise of its trading team, policies and procedures in executing securities transactions and allocating trades and analytics or other data in assessing the commissions paid. As reflected in further detail below, the Board reviewed each Fund’s performance over various time periods. In its review, the Board appreciated the Advisor’s efforts in evaluating and, if appropriate, modifying its investment teams and investment process in seeking to determine areas or techniques in which its investment process may be further refined and/or enhanced, particularly with respect to Funds that had experienced periods of challenged performance.

Wasatch Funds

Supplemental Information (continued)

In assessing the Advisor’s ability to continue to provide services, the Board also considered the Advisor’s succession planning efforts for the key portfolio manager(s) to the Funds as well as for firm management of the Advisor, the Advisor’s business continuity policies and procedures, and the Advisor’s financial stability and certain financial data as described in further detail below.

Beyond the portfolio management services provided, the Board considered the nature, extent and quality of administrative or non-advisory services the Advisor provided to manage and operate the Funds (in addition to those provided by other third parties). The Trustees considered that the Funds operate in a highly regulated industry which requires numerous service providers and compliance programs. The Trustees considered that the Advisor, among other things, oversees the various third-party service providers to the Funds (including the custodian, transfer agent, distributor and, with respect to the U.S. Treasury Fund, the Sub-Advisor) and assists the Board with the evaluation, review and negotiation of their fees. The Board considered the extensive services that the Advisor provided to operate the Funds compared to other types of clients of the Advisor, such as separately managed accounts, model delivery programs, collective investment trusts, and limited partnership(s), as well as compared to the services required when serving in the role of a sub-advisor to other funds. The services provided to the Funds included, among other things, the Advisor providing operational expertise including in connection with portfolio accounting, pricing, and foreign regulatory filings; preparing and/or assisting with preparing and filing regulatory and tax reports; overseeing the preparation of shareholder reports or other communications; assisting with tax matters; valuing portfolio securities and providing daily pricing; monitoring daily purchases and redemptions; providing Board and committee support services and providing compliance services. As noted above, the Funds operate within a highly regulated industry, and the Board considered the extensive compliance program the Advisor maintains and updates as necessary with respect to the Funds, including, but not limited to, policies and procedures for valuation, liquidity, derivatives (as applicable), proxy voting, regulatory compliance, and investment portfolio limitation and restriction compliance. The Board considered that the scope of these compliance services had expanded over the years given new and/or modified regulatory requirements that had been adopted for registered investment companies. The Board considered the additional costs, work and resources that the Advisor must provide to meet these expanded regulatory requirements and had done so at the same advisory fee rate for the respective Fund.

In addition to the services provided by the Advisor, the Independent Trustees also considered the risks borne by the Advisor in sponsoring and managing the Funds,

including various material entrepreneurial, operational, reputational, regulatory and litigation risks.

With respect to the U.S. Treasury Fund, the Board considered that the Fund utilizes a Sub-Advisor, and therefore the Board also evaluated the renewal of the Sub-Advisory Agreement. With respect to such Fund, the Board considered the division of responsibilities between the Advisor and Sub-Advisor and the respective roles of the Advisor and Sub-Advisor in providing services to the Fund. The Board considered that the Sub-Advisor and its investment personnel are primarily responsible for the portfolio management of the U.S. Treasury Fund, and the Advisor oversees and evaluates the Sub-Advisor’s portfolio management services in addition to providing the other non-advisory services. In connection with their review of the services of the Sub-Advisor, the Independent Trustees considered, among other things, the Sub-Advisor’s investment philosophy, the background and experience of the applicable investment personnel, the organizational structure of the Sub-Advisor, certain financial data of the Sub-Advisor, the compensation structure for its personnel, the trading policies of the Sub-Advisor, a summary of its compliance program, and a description of its disaster recovery plan and cybersecurity measures. As described in further detail below, the Board considered the performance history of the U.S. Treasury Fund over various periods and considered that the Sub-Advisor periodically has made presentations to the Board regarding its investment approach, market conditions and economic outlook. The Board considered the Advisor’s recommendation for renewal of the Sub-Advisory Agreement.

Based on their review, the Independent Trustees found that, overall, the nature, extent and quality of services provided under the Investment Management Agreement and the Sub-Advisory Agreement were satisfactory on behalf of each applicable Fund.

B. The Investment Performance of the Funds

In evaluating the quality of the services provided by the Advisor and Sub-Advisor, the Board considered each Fund’s investment performance. The Board considered the process it has established for monitoring a Fund’s performance and portfolio risk on an ongoing basis. The Board considered that each Fund’s performance is monitored during the year, including receiving reports at each Board’s quarterly meeting. The Board further seeks to meet with portfolio manager(s) during the year, in part, to discuss Fund performance, factors impacting such performance and any steps to address any performance concerns. The Board considered that performance results vary significantly depending on the performance period being measured, and a shareholder’s particular investment results may differ significantly depending on the shareholder’s own holding period.

MARCH 31, 2026 (Unaudited)

In its review of performance, the Board considered the commentary provided by the Advisor regarding absolute and relative Fund performance, particularly for Funds experiencing periods of challenged performance. At the November Executive Session, representatives from the Advisor provided information and led discussions regarding, among other things, its investment philosophy and approach, market analysis, factors that impacted performance results as well as the Advisor’s expectations and strategies for the future. The Board considered that the Advisor seeks to manage Funds from a long-term perspective and accordingly, the Board, as a general matter, may place greater weight on investment results over longer term periods which may better reflect a full market cycle. The Board considered that market and economic conditions, particularly over shorter periods, may significantly impact a Fund’s performance; that a single period of significant outperformance or underperformance may impact the longer term performance measurements; that market cycles at times may reward certain asset classes, industries, or investments that may be inconsistent with the Advisor’s investment approach; and that a Fund’s performance over a specified period of time may be more indicative of the market conditions during such period rather than management’s skills. To help provide a more comprehensive review of performance from differing perspectives and time periods, the Board considered a variety of Fund investment performance data. In their review from year-to-year, the Independent Trustees may consider and place different emphasis on the relevant information in light of changing circumstances in market and economic conditions.

Further, the Board considered that the Funds are actively managed, and the Advisor does not track a particular index or benchmark. The Board considered that differing objectives, investment strategies and guidelines followed by the respective benchmark(s), peers and/or other client accounts compared to those of the respective Fund would necessarily result in variations in relative performance results. The differences in the selection and composition of the peer group and benchmark over time also may contribute to the variations in the comparative performance data. The Board considered that the foregoing may limit some of the value of the comparative performance data and impact the weight given to particular performance data. The Board considered that depending on the facts and circumstances, including differences between a Fund and its peers and/or benchmark(s), the Board may be satisfied with a Fund’s performance even if its performance is below the performance of a benchmark or peer group for certain periods. The Board also considered that shareholders choose to invest in the Funds knowing that the Advisor manages the Funds and that the Sub-Advisor manages the portfolio of the U.S. Treasury

Fund. The Board considered the Advisor’s continued application of its investment approach in managing the respective Funds, general focus on longer term performance, its continued efforts in reviewing its investment process in seeking means to refine or enhance the process and its willingness to take steps intended to improve performance when appropriate.

In connection with the annual review, the Board received a variety of performance data including, among other things, a report (the “Broadridge Report”) prepared by Broadridge which generally provided a Fund’s performance data for the one-, two-, three-, five-, and ten-year periods ended August 31, 2025 (or for the periods available for Funds that did not exist for part of the foregoing time frame) on an absolute basis and as compared to the performance of comparable funds (a “Broadridge Peer Universe”), to a more focused subset of peers (a “Broadridge Peer Group”) and to an index provided by Broadridge for the prescribed periods, subject to certain exceptions. The Board was provided with a description of the methodology Broadridge used to create the Broadridge Peer Group and Broadridge Peer Universe. Although the performance data included in the Broadridge Report was based on the performance of the investor class shares of the Funds, the Board considered that the Funds (other than the U.S. Treasury Fund) offer two classes. The performance of another class of a Fund, however, should be substantially similar on a relative basis because the classes are invested in the same portfolio of securities, and differences in performance between the classes could be principally attributed to the variation in the expenses and the expense limitations of each class.

In addition to the performance data provided by Broadridge, the Board received and considered materials reflecting, among other things, the respective Fund’s historic performance for the quarter and one-, three-, five-, and ten-year periods ended September 30, 2025 (or for the periods available for Funds or classes thereof that did not exist for part of the foregoing time frame) in absolute terms and as compared to the Fund’s benchmark(s); the Fund’s calendar year returns for each class in absolute terms and as compared to the Fund’s benchmark(s) for specified periods; and the performance of the investor class of certain Funds (i.e., the Core Growth Fund, the Emerging Markets Select Fund, the Emerging Markets Small Cap Fund, the Frontier Emerging Small Countries Fund, the Global Opportunities Fund, the International Growth Fund, the Micro Cap Fund, the Micro Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Ultra Growth Fund) compared to the performance of certain composites of funds and/or separate accounts managed by the Advisor for various periods ended September 30, 2025 and with respect to the U.S. Treasury Fund, certain total return performance of the

Wasatch Funds

Supplemental Information (continued)

U.S. Treasury Fund compared to, among other things, certain accounts managed by the Sub-Advisor for the trailing 12-month period ended September 30, 2025 and an annualized five-year period and certain benchmarks. In reviewing the performance data, the Board observed, among other things, the following:

Core Growth Fund

With respect to the Core Growth Fund, although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one- and two-year periods ended August 31, 2025, the Fund’s investor class outperformed the median of the Broadridge Peer Group for the three-, five- and ten-year periods ended August 31, 2025. In addition, the average annual total returns of the Fund’s investor class and institutional class were below the performance of the Russell 2000® Growth Index and the Russell 2000® Index for the one-, three-, and five-year periods ended September 30, 2025, but outperformed such indices for the ten-year period ended September 30, 2025. The Board further considered the calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that except for the 2022 and 2024 calendar years, each class of the Fund outperformed the Russell 2000® Growth Index and Russell 2000® Index for the 2018, 2019, 2020, 2021 and 2023 calendar years. For the 2022 calendar year, each class underperformed Russell 2000® Growth Index and Russell 2000® Index, and for the 2024 calendar year, each class outperformed the Russell 2000® Index but underperformed the Russell 2000® Growth Index.

Emerging India Fund

With respect to the Emerging India Fund, although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the two-, three- and five-year periods ended August 31, 2025, the Fund’s investor class outperformed the median of the Broadridge Peer Group for the one- and ten-year periods ended August 31, 2025. In addition, although the average annual total returns of the Fund’s investor class and institutional class were below the performance of the MSCI India IMI Index for the three- and five-year periods ended September 30, 2025, each class outperformed such index for the ten-year period ended September 30, 2025. With respect to the one-year period ended September 30, 2025, the Fund’s investor class matched the performance of the MSCI India IMI Index, and the institutional class outperformed such index for such one-year period. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmark. Based on the calendar-year returns during this time frame, the Board considered that except for the 2022, 2023 and 2024 calendar years, each class of the Fund outperformed the MSCI India IMI Index for the 2018, 2019, 2020, and 2021 calendar years. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class.

Emerging Markets Select Fund

With respect to the Emerging Markets Select Fund, although the performance of the Fund’s investor class was below the performance of the median of its Broadridge Peer Group for the one-, two-, three- and five-year periods ended August 31, 2025, the Fund’s investor class outperformed the performance of the median of the Broadridge Peer Group for the ten-year period ended August 31, 2025. In addition, the average annual total returns of the Fund’s investor class and institutional class were below the performance of the MSCI Emerging Markets Index for the one-, three- and five-year periods ended September 30, 2025; the average annual total return of the Fund’s investor class was below the performance of the MSCI Emerging Markets Index but the institutional class outperformed the MSCI Emerging Markets Index for the ten-year period ended September 30, 2025; and the average annual total returns of the Fund’s investor class and institutional class were below the performance of the MSCI Emerging Markets Mid Cap Growth Index for the one-, three- and five-year periods ended September 30, 2025 but outperformed such index for the ten-year period ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that except for the 2022 and 2024 calendar years, each class of the Fund outperformed the MSCI Emerging Markets Index and MSCI Emerging Markets Mid Cap Growth Index for the 2018, 2019, 2020, 2021 and 2023 calendar years.

Emerging Markets Small Cap Fund

With respect to the Emerging Markets Small Cap Fund, the performance of the Fund’s investor class and institutional class was below the performance of the median of the Broadridge Peer Group for the one-, two-, three-, five- and ten-year periods ended August 31, 2025. In addition, the average annual total returns of the Fund’s investor class and institutional class were below the performance of the MSCI Emerging Markets Small Cap Index and MSCI Emerging Markets Index for the one-, three-, five- and ten-year periods ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on the

MARCH 31, 2026 (Unaudited)

calendar-year returns during this time frame, the Board considered that except for the 2018, 2022, 2023 and 2024 calendar years, each class outperformed the MSCI Emerging Markets Small Cap Index and MSCI Emerging Markets Index for the 2019, 2020 and 2021 calendar years. With respect to the 2018, 2022 and 2024 calendar years, each class underperformed such indexes, and with respect to the 2023 calendar year, each class underperformed the MSCI Emerging Markets Small Cap Index but outperformed the MSCI Emerging Markets Index. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class.

Frontier Emerging Small Countries Fund

With respect to the Frontier Emerging Small Countries Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the performance of the median of its Broadridge Peer Universe for the one-, two- , five- and ten-year periods ended August 31, 2025 and matched the performance of the median of the Broadridge Peer Universe for the three-year period ended August 31, 2025. The Board observed that a Broadridge Peer Group was not available due to the limited number of frontier markets funds. In addition, the Board considered that the average annual total return of each class of the Fund was below the performance of the MSCI Frontier Emerging Markets Index and MSCI Frontier Markets Index for the one-, three-, five- and ten-year periods ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that except for the 2018, 2021 and 2022 calendar years, each class of the Fund outperformed the MSCI Frontier Emerging Markets Index and MSCI Frontier Markets Index for the 2019, 2020, 2023 and 2024 calendar years. With respect to the 2021 calendar year, each class outperformed the MSCI Frontier Emerging Markets Index but underperformed the MSCI Frontier Markets Index. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class.

Global Opportunities Fund

With respect to the Global Opportunities Fund, although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two-, three- and five-year periods ended August 31, 2025, the Fund’s investor class outperformed the performance of the median of the Broadridge Peer Group for the ten-year period ended August 31, 2025. In addition, although the average annual total returns of the Fund’s investor class and institutional class were below the performance of the MSCI AC World Small Cap Index for the one-, three- and five-year periods ended September 30, 2025, each class outperformed such index for the ten-year period ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that except for the 2022 and 2024 calendar years, each class of the Fund outperformed the MSCI AC World Small Cap Index for the 2018, 2019, 2020, 2021 and 2023 calendar years. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class.

Global Select Fund

With respect to the Global Select Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two-, three- and five-year periods ended August 31, 2025. Similarly, the average annual total returns of the Fund’s investor class and institutional class were below the performance of the Fund’s benchmarks, the MSCI AC World Index and MSCI AC World Mid Cap Growth Index for the one-, three- and five-year periods ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2020 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that although the performance of each class was below the performance of the MSCI AC World Index and MSCI AC World Mid Cap Growth Index for the 2021, 2022 and 2024 calendar years, each class outperformed such indexes for the 2020 and 2023 calendar years.

Global Value Fund

With respect to the Global Value Fund (formerly, the Large Cap Value Fund), the Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of its Broadridge Peer Universe for the three- and ten-year periods ended August 31, 2025, the Fund’s investor class outperformed the median of the Broadridge Peer Universe for the one-, two- and five-year periods ended August 31, 2025. In addition, the Board considered that the average annual total returns of the Fund’s investor class and institutional class outperformed the MSCI AC World Value Index for the one-, three-, five- and ten-year periods ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on the calendar-year returns during this time frame, the Board considered that except

Wasatch Funds

Supplemental Information (continued)

for the 2019, 2023 and 2024 calendar years, each class of the Fund outperformed the MSCI AC World Value Index for the 2018, 2020, 2021 and 2022 calendar years. Performance for the institutional class prior to January 31, 2012 was based on the performance of the investor class. In reviewing the performance data for the Fund, the Independent Trustees considered that the Board previously had approved a change in the principal investment strategies of the Fund to permit the Fund greater ability to invest in foreign securities, becoming a global value fund effective October 31, 2017. Accordingly, the Fund’s past performance prior to such effective date would not reflect the foregoing change.

International Growth Fund

With respect to the International Growth Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the median of the Broadridge Peer Group for the one-, two-, three-, five- and ten-year periods ended August 31, 2025. The average annual total returns of the Fund’s investor class and institutional class also were below the performance of its benchmarks, the MSCI AC World EX-U.S.A. Small Cap Index and MSCI World EX-U.S.A. Small Cap Index, for the one-, three-, five- and ten-year periods ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, other than the 2021, 2022, 2023 and 2024 calendar years, the performance of each class outperformed its benchmarks, the MSCI AC World EX-U.S.A. Small Cap Index and MSCI World EX-U.S.A. Small Cap Index, for the 2018, 2019, and 2020 calendar years. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class.

International Opportunities Fund

With respect to the International Opportunities Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two-, three-, five- and ten-year periods ended August 31, 2025. The Independent Trustees also considered that the average annual total returns of the Fund’s investor class and institutional class were below the performance of its benchmarks, the MSCI AC World EX-U.S.A. Small Cap Index and MSCI World Ex-U.S.A. Small Cap Index, for the one-, three-, five- and ten-year periods ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that except for the

2021, 2022, 2023 and 2024 calendar years, each class outperformed the MSCI AC World Ex-U.S.A. Small Cap Index and MSCI World Ex-U.S.A. Small Cap Index for the 2018, 2019, and 2020 calendar years. Performance for the institutional class prior to February 1, 2016 was based on the performance of the investor class.

International Select Fund

With respect to the International Select Fund, the Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the three- and five-year periods ended August 31, 2025, the Fund’s investor class outperformed the performance of the median of the Broadridge Peer Group for the one- and two-year periods ended August 31, 2025. In addition, the average annual total returns of the Fund’s investor class and institutional class were below the performance of its benchmarks, the MSCI EAFE Index and MSCI EAFE Mid Cap Growth Index, for the one-, three and five-year periods ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2020 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that although the performance of each Fund class was below the performance of the MSCI EAFE Index and MSCI EAFE Mid Cap Growth Index for 2021, 2022 and 2024 calendar years, each class outperformed the performance of such indexes for the 2020 and 2023 calendar years.

International Value Fund

With respect to the International Value Fund, the Independent Trustees considered that the Fund was recently launched in November 2024 and had a performance history too short to make a meaningful assessment of performance.

Long/Short Alpha Fund

The Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of its Broadridge Peer Group for the one- and two-year periods ended August 31, 2025, the Fund’s investor class matched the median of the Broadridge Peer Group for the three-year period ended August 31, 2025. The performance of the Fund’s investor class and institutional class also was below the performance of the Russell 2500TM Index and the FTSE U.S. 3-Month Treasury Bill Index for the one-year period ended September 30, 2025; and both classes underperformed the Russell 2500TM Index for the three-year period ended September 30, 2025 but outperformed the FTSE U.S. 3-Month Treasury Bill Index for such period. The Board further considered the Fund’s calendar year returns for both

MARCH 31, 2026 (Unaudited)

classes for 2022 through 2024 in absolute terms and as compared to the Fund’s benchmarks. The Board considered that each class of the Fund outperformed the Russell 2500TM Index for the 2022 and 2023 calendar years but was below the performance of such index for the 2024 calendar year. Further, the performance of each class was below the performance of the FTSE U.S. 3-Month Treasury Bill Index for the 2022 calendar year but outperformed such index for the 2023 and 2024 calendar years.

Micro Cap Fund

With respect to the Micro Cap Fund, the Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, three- and five-year periods ended August 31, 2025, the Fund’s investor class matched or outperformed the median of the Broadridge Peer Group for the two- and ten-year periods ended August 31, 2025. In addition, although the average annual total returns of the Fund’s investor class and institutional class were below the performance of its benchmarks, the Russell Microcap® Growth Index and Russell Microcap® Index, for the one-, three- and five-year periods ended September 30, 2025, each class outperformed such indexes for the ten-year period ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that except for the 2022 and 2024 calendar years, each class of the Fund outperformed the Russell Microcap® Growth Index for the 2018, 2019, 2020, 2021 and 2023 calendar years. In addition, except for the 2021 and 2022 calendar years, each class outperformed the Russell Microcap® Index for the 2018, 2019, 2020, 2023 and 2024 calendar years. Performance for the institutional class prior to January 31, 2020 was based on the performance of the investor class. In addition to the Broadridge comparative data, the Independent Trustees also reviewed the Fund’s performance compared to a custom peer group provided by the Advisor for the one-, three-, five- and ten-year periods ended September 30, 2025.

Micro Cap Value Fund

With respect to the Micro Cap Value Fund, the Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the five-year period ended August 31, 2025, the Fund’s investor class outperformed the median of the Broadridge Peer Group for the one-, two-, three-, and ten-year periods ended August 31, 2025. In addition, although the performance of the Fund’s investor class and institutional class was below the performance of its benchmark, the Russell Microcap®

Index, for the one- and five- year periods ended September 30, 2025, each class outperformed such index for the three- and ten-year periods ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that except for the 2022 calendar year, each class outperformed the Russell Microcap® Index for the 2018, 2019, 2020, 2021, 2023 and 2024 calendar years. In addition to the Broadridge comparative data, the Independent Trustees also reviewed the Fund’s performance compared to a custom peer group provided by the Advisor for the one-, three-, five- and ten-year periods ended September 30, 2025. Performance for the institutional class prior to January 31, 2020 was based on the performance of the investor class.

Small Cap Growth Fund

With respect to the Small Cap Growth Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two-, three-, five- and ten-year periods ended August 31, 2025. In addition, the average annual total returns of the Fund’s investor class and institutional class were below the performance of its benchmarks, the Russell 2000® Growth Index and the Russell 2000® Index, for the one-, three- and five-year periods ended September 30, 2025; the average annual total return of the investor class was below the performance of the Russell 2000® Growth Index but above the performance of the Russell 2000® Index for the ten-year period ended September 30, 2025; and the average annual total return of the institutional class was above the performance of both indexes for the ten-year period ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that except for the 2021 and 2022 calendar years, each class of the Fund outperformed the Russell 2000® Growth Index and Russell 2000® Index for the 2018, 2019, 2020, 2023 and 2024 calendar years. With respect to the 2021 calendar year, the performance of each class outperformed the Russell 2000® Growth Index but underperformed the Russell 2000® Index, and with respect to the 2022 calendar year, each class underperformed both indexes.

Small Cap Value Fund

With respect to the Small Cap Value Fund, the Independent Trustees considered that except for the one- and five-year periods ended August 31, 2025, the Fund’s investor class outperformed the performance of the median for the

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Supplemental Information (continued)

two-, three- and ten-year periods ended August 31, 2025. In addition, except for the one- and five-years ended September 30, 2025, the Fund’s investor class and institutional class outperformed the Russell 2000® Value Index for the three- and ten-year periods ended September 30, 2025, and except for the one-year period ended September 30, 2025, the Fund’s investor class and institutional class outperformed the Russell 2000® Index for the three-, five- and ten-year periods ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that except for the 2021 and 2022 calendar years, each class of the Fund outperformed the Russell 2000® Value Index for the 2018, 2019, 2020, 2023 and 2024 calendar years. In addition, except for the 2019, 2020 and 2022 calendar years, each class of the Fund outperformed the Russell 2000® Index for the 2018, 2021, 2023 and 2024 calendar years. Performance for the institutional class prior to January 31, 2012 was based on the performance of the investor class.

Ultra Growth Fund

With respect to the Ultra Growth Fund, the Independent Trustees considered that although the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two-, three- and five-year periods ended August 31, 2025, the Fund’s investor class outperformed the performance of the median of the Broadridge Peer Group for the ten-year period ended August 31, 2025. In addition, except for the one-, three-, and five-year periods ended September 30, 2025, the Fund’s investor class and institutional class outperformed the Russell 2000® Growth Index for the ten-year period ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmark. Based on calendar-year returns during this time frame, the Board considered that except for the 2022 and 2024 calendar years, each class outperformed the Russell 2000® Growth Index for the 2018, 2019, 2020, 2021 and 2023 calendar years. Performance for the institutional class prior to January 31, 2020 was based on the performance of the investor class.

U.S. Select Fund

With respect to the U.S. Select Fund, the Independent Trustees considered that the performance of the investor class of the Fund was below the performance of the median of the Broadridge Peer Group for the one- and two-year periods ended August 31, 2025, but outperformed the median of the Broadridge Peer Group for the three-year period ended August 31, 2025. In addition, the Board considered that the annual total returns of the investor class and institutional class of the Fund were below the performance of the Russell 3000® Growth Index and the Russell Midcap® Growth Index for the one- and three-year periods ended September 30, 2025. The Board further considered the Fund’s calendar year returns for both classes for 2023 and 2024 in absolute terms and as compared to the Fund’s benchmark(s). Based on calendar-year returns during this time frame, the Board considered that the performance of each class was above the performance of the Russell Midcap® Growth Index for the 2023 calendar year, but below the performance of the Russell 3000® Growth Index for such period, and the performance of each class was below the performance of the Russell Midcap® Growth Index and Russell 3000® Growth Index for the 2024 calendar year.

U.S. Treasury Fund

With respect to the U.S. Treasury Fund, the Independent Trustees considered that the performance of the Fund’s investor class was below the performance of the median of the Broadridge Peer Group for the one-, two-, three-, five- and ten-year periods ended August 31, 2025. In addition, the average annual total returns of the Fund’s investor class were below the performance of the Bloomberg US Aggregate Bond Index for the one-, three- five- and ten-year periods ended September 30, 2025. The Board further considered that the Fund’s calendar year returns for both classes from 2018 through 2024 in absolute terms and as compared to the Fund’s benchmarks. Based on calendar-year returns during this time frame, the Board considered that except for the 2018, 2021, 2022, 2023 and 2024 calendar years, the investor class outperformed the Bloomberg US Aggregate Bond Index for 2019 and 2020 calendar years.

In the context of their full deliberations, the Trustees determined that each Fund’s performance was satisfactory or, where the Fund’s performance was considered materially below its benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the challenged performance and/or continuing steps to examine and improve the performance of such Funds, that the Advisor and Sub-Advisor (as applicable) had remained consistent with its respective investment philosophy and strategies of seeking to invest in higher quality companies, and the Trustees would continue to monitor the performance of such Funds. On the basis of the Board’s ongoing review of investment performance, the Board determined that each Fund’s overall performance supported renewal of the Advisory Agreement.

C. Fees, Expenses and Profitability

1. Fees and Expenses

As part of its annual review, the Board considered the advisory fee rate payable by each Fund under the Advisory

MARCH 31, 2026 (Unaudited)

Agreement for the services provided and an analysis by the Advisor of the factors considered in deriving the proposed pricing levels. In its review, the Board received and considered a variety of advisory fee and expense data. The Board, among other things, considered the contractual management fee rate, the actual management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any), the fee waiver and/or expense reimbursement arrangements that are currently in place for each class of a Fund and the total net expense ratio of each class of each Fund (i.e., the total expense ratio after taking into account any fee waivers and/or expense reimbursements) in recognition that the expense ratio is more reflective of the shareholders’ costs in investing in the respective Fund. The Board considered the gross management fees each Fund paid and the fees the Advisor waived or expenses reimbursed for the 2023, 2024 and 2025 years (which included certain estimates for the last quarter of 2025). The Board further considered a Fund’s net management fee and total net expense ratio in light of its performance history.

The Board also received and considered comparative fee data, including data provided by Broadridge comparing, among other things, the contractual management fee rate, net advisory fee rate and total net expense ratio of each class of the respective Fund, each as set forth in the Broadridge Report, in relation to those of a comparable peer group of funds (the “Broadridge Expense Group”) as well as certain actual management fee and actual total expense ratio data (net of fee waivers and expense reimbursements) of the investor class of the respective Fund compared to the median actual management fee rate and actual total expense ratio of a broader group of funds (the “Broadridge Expense Universe”), each established by Broadridge.

In reviewing the comparative data provided by Broadridge, the Board considered information regarding the independent methodology Broadridge followed to assemble the Broadridge Expense Universe and Broadridge Expense Group. The Board further considered that differences between the applicable Fund and the strategies, size and other attributes of the peers may limit the value of the comparative data, particularly with respect to the Micro Cap Fund and Micro Cap Value Fund given the larger average market capitalizations of the peers. Accordingly, the Independent Trustees also reviewed comparisons of the Micro Cap Fund’s and Micro Cap Value Fund’s management fee rate and total net expense ratio with those of funds in a custom peer group provided by the Advisor. Aside from the comparative data provided by Broadridge, the Independent Trustees also considered comparative data between the fee rates charged by the Advisor and Sub-Advisor to the applicable Funds compared to certain fee data assessed other types of clients with similar strategies (if any) and reviewed the differences in services provided to these different types of clients, as described in further detail below.

In evaluating the management fee rates, the Board considered the Advisor’s approach in proposing a management fee rate for a Fund and the factors employed in establishing a proposed rate including, among other elements, the value of the service to shareholders (e.g., the expertise of the Advisor with respect to the proposed strategy and the potential to deliver alpha), the competitive marketplace (e.g., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Advisor (e.g., the costs of operating the Fund and whether potential revenues will be limited by capacity constraints of the Fund). In addition to this framework, the Board also considered that the Advisor has at times closed certain capacity-constrained Funds (generally those investing in small and micro-cap companies) to maintain the applicable Fund’s assets at a level the Advisor considered necessary to maintain the integrity of such Fund’s investment strategy. The Board considered that such practice is beneficial to shareholders but limited the potential revenues to the Advisor and should be considered in assessing fee levels. The Board also considered the costs and resources necessary to effectively manage the Funds, particularly given the Advisor’s research-intensive investment approach and its application to investment strategies that pursue small- or micro-cap companies and/or foreign companies as well as the significant costs and time of seeking to meet management teams of potential or existing portfolio companies located domestically or internationally. As described in further detail below, the Board reviewed, among other things, the Advisor’s revenues and operating expenses per Fund for the 2022, 2023 and 2024 calendar years (or for such shorter periods for Funds that did not exist for part of the foregoing time frame).

In considering the fees of the Sub-Advisor for the U.S. Treasury Fund, the Independent Trustees considered the fee rate paid to the Sub-Advisor with respect to such Fund in absolute terms and as compared to the Sub-Advisor’s pricing schedule for portfolio management services for other clients. The Independent Trustees also considered that the Advisor, not the Fund, pays the Sub-Advisor from the Advisor’s own revenues. Further, the Independent Trustees considered that the Advisor and Sub-Advisor are not affiliates and the sub-advisory fee was established through arm’s-length negotiations between the Advisor and the Sub-Advisor.

In its evaluation of the advisory and sub-advisory fees of the Funds, the Board observed, among other things, the following:

Core Growth Fund

With respect to the Core Growth Fund, the Independent Trustees considered that the contractual management fee

Wasatch Funds

Supplemental Information (continued)

rate for the institutional and investor class shares was above the median of the respective Broadridge Expense Group, the total net expense ratio of the investor class shares was slightly above (within 5 basis points) the median of the Broadridge Expense Group, and the total net expense ratio of the institutional class shares was lower than the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the Fund’s potential to deliver alpha given inefficiencies in the market segment, the expertise of the Advisor in the small-cap asset class, the Fund’s capacity constraints and related limited revenue potential for the Advisor, the willingness of the Advisor to close its small cap funds from time to time, the competitive marketplace and the costs associated with the Advisor’s research-intensive investment process. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Core Growth Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Emerging India Fund

With respect to the Emerging India Fund, the Independent Trustees considered that the Fund’s contractual management fee rate for the investor class and institutional class shares was above the median of the Broadridge Expense Group, and the total net expense ratio of the investor class shares was above the median of the Broadridge Expense Group, but the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund in the marketplace, the expertise of the Advisor in the small-cap asset class, the capacity constraints of the Fund and related limits on revenue potential, and the costs of the Advisor’s research-intensive approach and additional expenses in operating the Fund due, in part, to the additional resources necessary to navigate the complex regulatory and compliance requirements associated with investing in companies in India. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Emerging India Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Emerging Markets Select Fund

With respect to the Emerging Markets Select Fund, the Independent Trustees considered that the Fund’s contractual management fee rate for the investor class shares and the institutional class shares matched the median of the Broadridge Expense Group. In addition, the total net expense ratio of the investor class shares was above the median for the Broadridge Expense Group, but the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level including, among other things, the uniqueness of the Fund and its focused strategy in the emerging markets segment and the higher capacity of the Fund compared to certain other Wasatch funds. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Emerging Markets Select Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Emerging Markets Small Cap Fund

With respect to the Emerging Markets Small Cap Fund, the Independent Trustees considered that the Fund’s contractual management fee rate and the total net expense ratios for the investor class shares and institutional class shares were above the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund in the emerging markets segment, the potential to deliver alpha, certain differences between the Fund and its peer groups limiting some of the value of comparative data, the capacity constraints of the Fund and related limits on revenue potential, and the costs in operating the Fund due, in part, to the expenses associated with the additional resources necessary to screen and invest in companies dispersed among the various emerging markets countries and incur the higher trading and operating fees in these countries. In addition, the Board considered the proposed reduction in the management fee to the annual rate of 1.50% of the Fund’s average daily net assets. The Board also considered the Advisor’s proposed reduction in the expense caps applicable to the institutional class of the Fund and willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Emerging Markets Small Cap Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

MARCH 31, 2026 (Unaudited)

Frontier Emerging Small Countries Fund

With respect to the Frontier Emerging Small Countries Fund, the Independent Trustees considered that the Fund’s contractual management fee rate and the total net expense ratios of the institutional and investor class shares were above the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund in the frontier emerging small countries market segment, the potential to deliver alpha, certain differences between the Fund and its respective peer groups limiting the value of the comparative data, the capacity constraints of the Fund and related limits on revenue potential and the additional expenses in operating the Fund due, in part, to the expenses associated with the additional resources necessary to screen and invest in companies dispersed among the various smaller emerging and frontier countries and incur the higher trading and operating fees in these countries. In addition, the Board considered the proposed reduction in the Fund’s management fee to the annual rate of 1.50% of the Fund’s average daily net assets. The Board also considered the Advisor’s proposed reduction in the expense caps applicable to the investor class and institutional class of the Fund and willingness to extend such caps for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Frontier Emerging Small Countries Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Global Opportunities Fund

With respect to the Global Opportunities Fund, the Independent Trustees considered that although the Fund’s contractual management fee rate was above the median of the Broadridge Expense Group for the investor class shares and the institutional class shares, the total net expense ratio of the investor class shares was slightly above (within one basis point) the median of the Broadridge Expense Group, and the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund’s investment strategy and flexibility to invest across countries in seeking investment opportunities, the potential to deliver alpha, the median fees of comparable funds and the capacity constraints of the Fund and related limits on revenue potential. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Global Opportunities Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Global Select Fund

With respect to the Global Select Fund, the Board considered that the Fund’s contractual management fee rate was slightly above (within five basis points) the median of the Broadridge Expense Group for the investor class shares and institutional class shares, the total net expense ratio of the investor class shares was above the median of the Broadridge Expense Group, and the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund and its focused strategy in investing in companies around the globe, the competitive environment of its broad market category and the higher capacity of the Fund compared to certain other Wasatch funds. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Global Select Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Global Value Fund

With respect to the Global Value Fund, the Independent Trustees considered that although the contractual management fee rate of the institutional class shares and investor class shares was above the median of the Broadridge Expense Group, the total net expense ratio of the investor class shares matched the median of the Broadridge Expense Group and the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. In addition, the Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, that the Fund generally had no capacity constraints given its investment strategies and the competitive environment in its market category. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Global Value Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

International Growth Fund

With respect to the International Growth Fund, the Independent Trustees considered that the Fund’s contractual management fee rate for the investor class shares and institutional class shares was above the median of the

Wasatch Funds

Supplemental Information (continued)

Broadridge Expense Group; the total net expense ratio of the investor class was above the median of the Broadridge Expense Group; and the total net expense ratio of the institutional class was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the potential to deliver alpha, the reduced competitiveness of the international small cap growth market category compared to the domestic small cap market, the capacity constraints of the Fund and related limits on revenue potential and the additional expenses in operating the Fund due, in part, to the additional resources required to screen and invest in companies across the world and the higher transaction, custody and foreign exchange fees associated with investing in the foreign countries. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the International Growth Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

International Opportunities Fund

With respect to the International Opportunities Fund, the Independent Trustees considered that the Fund’s contractual management fee rate and the total net expense ratios for the investor class shares and institutional class shares were above the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the potential to deliver alpha, the reduced efficiency of the international micro and small-cap market compared to the domestic small cap market, the capacity constraints of the Fund and the related limits on the revenue potential and the additional expenses in operating the Fund due, in part, to the expenses associated with the additional research resources necessary to screen and invest small and micro-cap companies across the world and the higher transaction, custody and foreign exchange fees associated with investing in the foreign countries. In addition, the Board considered the proposed reduction in the Fund’s management fee to the annual rate of 1.50% of the Fund’s average daily net assets. The Board also considered the Advisor’s proposed reduction in the expense caps applicable to the investor class and institutional class and willingness to extend such caps for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the International Opportunities Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

International Select Fund

With respect to the International Select Fund, the Independent Trustees considered that the Fund’s contractual management fee rate was below the median of the Broadridge Expense Group for the investor class shares and institutional class shares, and the total net expense ratio of the investor class shares was above the median of the Broadridge Expense Group, but the total net expense ratio of the institutional class shares was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level including, among other things, the uniqueness of the Fund’s focused strategy, the breadth of its market category and the additional capacity of the Fund compared to certain other Wasatch funds in the complex. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the International Select Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

International Value Fund

With respect to the International Value Fund, the Independent Trustees considered that the Fund’s contractual management fee rate and total net expense ratios for the investor class shares and institutional class shares were below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level including, among other things, the Fund’s strategy, the competitiveness of the market segment and that the Fund had relatively unconstrained capacity potential. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the International Value Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Long/Short Alpha Fund

With respect to the Long/Short Alpha Fund, the Independent Trustees considered that although the Fund’s total net expense ratios were above the median of the Broadridge Expense Group for the investor class shares and institutional class shares, the Fund’s contractual management fee rate for the classes matched the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level including, among

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other things, the investment approach utilized by the Advisor, the uniqueness of the Fund, the varied types of long/short funds included in the long/short investment category and the wide variation in fees of the peer funds. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Long/Short Alpha Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Micro Cap Fund

With respect to the Micro Cap Fund, the Independent Trustees considered that the Fund’s contractual management fee rate and the total net expense ratios for the investor class shares and institutional class shares were above the median of the respective Broadridge Expense Group. The Independent Trustees also considered the Fund’s management fee and net expense ratio of the institutional class compared with those of funds in a custom peer group provided by the Advisor. The Independent Trustees considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund, the potential to deliver alpha, the Advisor’s expertise in the micro-cap asset category, the capacity constraints of the Fund and related limits on revenue potential and the costs associated with the Advisor’s research-intensive investment approach applied to the micro-cap asset class. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Micro Cap Value Fund

With respect to the Micro Cap Value Fund, the Independent Trustees considered that the Fund’s contractual management fee rate and the total net expense ratios for the investor class shares and institutional class shares were above the median of the respective Broadridge Expense Group. The Independent Trustees also considered the Fund’s management fee and net expense ratio of the institutional class compared with those of funds in a custom peer group provided by the Advisor. The Independent Trustees considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund, the potential to deliver alpha, the Advisor’s expertise in the micro-cap asset category, the capacity constraints of the Fund and related limits on revenue potential and the costs associated with the Advisor’s research-intensive investment approach applied to the micro-cap asset class. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Small Cap Growth Fund

With respect to the Small Cap Growth Fund, the Independent Trustees considered that although the Fund’s contractual management fee rate was above the median of the Broadridge Expense Group for the investor class shares and institutional class shares, the total net expense ratio of the institutional class was below and the investor class matched the median of the Broadridge Expense Group. In addition, the Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the potential to deliver alpha, the expertise of the Advisor with regard to this strategy, the competitive market segment, the Fund’s capacity constraints and related limited revenue potential, the willingness of the Advisor to close its small cap funds from time to time, and the costs of the Advisor’s research-intensive investment process applied to the small cap asset class. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Small Cap Growth Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Small Cap Value Fund

With respect to the Small Cap Value Fund, the Independent Trustees considered that the Fund’s contractual management fee rate was above the median of its Broadridge Expense Group for the investor class shares and institutional class shares, the total net expense ratio of the investor class was above the median of the Broadridge Expense Group, and the total net expense ratio of the institutional class was below the median of the Broadridge Expense Group. The Independent Trustees also considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the potential to deliver alpha, the expertise of the Advisor in the small cap asset class, the Fund’s capacity constraints and related limited revenue potential, the willingness of the Advisor to close its small cap funds from time to time, the competitive market segment and the costs of the Advisor’s research-intensive investment approach applied to the small cap asset class. The Board

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also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Small Cap Value Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

Ultra Growth Fund

With respect to the Ultra Growth Fund, the Independent Trustees considered that although the Fund’s contractual management fee rate for its investor class shares and institutional class shares was above the median of the Broadridge Expense Group, the total net expense ratios of the investor class and institutional class were below the median of the Broadridge Expense Group. In addition, the Independent Trustees considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the potential to deliver alpha, the competitive market segment, the Fund’s capacity constraints and related limited revenue potential, the willingness of the Advisor to close its small-cap funds from time to time, and the costs of the Advisor’s research-intensive investment approach. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the Ultra Growth Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

U.S. Select Fund

With respect to the U.S. Select Fund, the Independent Trustees considered that the Fund’s contractual management fee and the net total expense ratios of the investor class and institutional class shares were below the median of the Broadridge Expense Group. The Independent Trustees considered the Advisor’s analysis of various factors that contributed to setting the fee level, including, among other things, the uniqueness of the Fund’s focused investment strategy, the competitive market category of the Fund and the larger capacity of the Fund compared to certain other Wasatch Funds. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class and institutional class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the U.S. Select Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

U.S. Treasury Fund

With respect to the U.S. Treasury Fund, the Independent Trustees considered that although the net total expense ratio for the investor class was above the median of the Broadridge Expense Group, the Fund’s contractual management fee for such class was below the median of the Broadridge Expense Group. In addition, the Independent Trustees considered that the Fund did not have any capacity constraints. The Board considered the portion of the total management fee that was retained by the Advisor after payment of the fee to the Sub-Advisor for sub-advisory services. The Board also considered the Advisor’s willingness to extend the expense caps applicable to the investor class for an additional one-year period. Based on its review, the Board determined that the level of the advisory fee for the U.S. Treasury Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

As the U.S. Treasury Fund is sub-advised, the Board separately considered the sub-advisory fee rate paid to the Sub-Advisor by the Advisor, including after any fee waivers or expense reimbursements to the Fund. The Board reviewed, among other things, the Sub-Advisor’s fee rate for services to the Fund compared to the Sub-Advisor’s pricing schedule for portfolio management services to other clients. With respect to the U.S. Treasury Fund, the Independent Trustees considered that the sub-advisory fee rate was in line with the Sub-Advisor’s fee schedule for its other clients in light of the asset size of the Fund. In addition, the Independent Trustees also considered that the Advisor pays the Sub-Advisor from its own revenues, and that the Advisor and Sub-Advisor were not affiliated persons, and therefore, the sub-advisory fee had been established through arm’s-length negotiations between the Advisor and the Sub-Advisor. Based on its review, the Board determined that the level of the sub-advisory fee for the U.S. Treasury Fund was acceptable in light of its overall considerations, including the nature, extent and quality of services provided.

2. Fees Charged to Other Advisor and Sub-Advisor Clients

In determining the appropriateness of the fees, the Board considered information regarding management fees charged by the Advisor to other types of clients with comparable mandates to certain Funds and took into account the differences in the scope and complexity of the services the Advisor provided to the Funds compared to services the Advisor provided to the other types of clients. Such other clients for certain types of the Funds’ strategies included: separately managed accounts, model delivery accounts, collective investment trusts, limited partnerships and certain domestic and foreign funds outside the Wasatch family of funds for which the Advisor serves as a sub-advisor. Such Funds with comparative fee data included the Core Growth Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities

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Fund, International Growth Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Ultra Growth Fund.

In assessing the comparative fee data, the Board considered that the differences in management fees may be contributed to, among other things, the more extensive services the Advisor provided to the Funds given the Funds are subject to extensive regulatory, compliance and tax regimes compared to those of non-fund clients and/or when serving as a sub-advisor to other fund clients; the additional risks the Advisor assumes when serving as advisor to the Funds, such as reputational risks, operational risks and entrepreneurial risks; and other factors, such as the size of the accounts and the differences in the investment objectives and parameters between the Funds and other clients. The Board considered that the varying levels of fees were justified given, among other things, the inherent differences in the products and level of services provided to the Funds versus other clients, the differing regulatory requirements and the entrepreneurial, reputational, and regulatory risks incurred in sponsoring and advising the Funds.

With respect to the Sub-Advisor of the U.S. Treasury Fund, the Independent Trustees, as considered above, had reviewed the sub-advisory fee rate paid to the Sub-Advisor compared to the Sub-Advisor’s pricing schedule for portfolio management services for other clients. As described above, the Independent Trustees considered that the fee rate paid to the Sub-Advisor for its services was in line with the Sub-Advisor’s respective pricing schedule.

3. Profitability of the Fund Advisors

In conjunction with their review of fees, the Independent Trustees considered information reflecting the Advisor’s financial condition and profitability from its relationship with the Funds. The Independent Trustees considered, among other things, the audited financial statements of the Advisor, a wholly-owned subsidiary of Wasatch Advisor Holdings, LP, for the years ended December 31, 2024 and 2023. The Independent Trustees also received and reviewed, among other things, the Advisor’s revenues, expenses (pre-distribution expenses) and profit margin (pre-tax and pre- and post-distribution expenses paid by the Advisor out of its own resources) for the calendar year ended December 31, 2024. To provide additional historical context, the Independent Trustees also reviewed the fluctuations in the Advisor’s assets under management and revenues for each calendar year for the period from 2016 through 2024 and estimates for 2025.

In addition to the financial statements, the Independent Trustees received profitability data for the Advisor attributable to the Funds in the aggregate and on a per-Fund basis for the 2022, 2023 and 2024 calendar years (or such shorter periods for Funds that were not in existence during such periods) and the methodology used in allocating costs for purposes of determining profitability. The Independent Trustees, however, recognized the difficulty in calculating profitability, particularly at the individual Fund level, given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board also considered that the Advisor’s profitability by fund may be largely impacted by compensation expense. The Independent Trustees further recognized that as a pass-through entity indirectly owned by the employees, the Advisor’s level of profitability could be influenced, in part, by paying employees through compensation expense as opposed to dividends as shareholders. As a result, the Independent Trustees reviewed the Advisor’s profitability data for 2024 with certain adjustments to compensation expenses to assist in the comparability of the Advisor’s profitability to the profitability data of certain industry peers of the Advisor the Board received and the methodology employed to make such adjustments. The Board, however, considered that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the advisor, the types of funds it advises, its business mix, the numerous assumptions regarding allocations and the advisor’s capital structure and cost of capital.

In its review of profitability, the Independent Trustees also considered the indirect benefits (such as soft dollars) the Advisor or Sub-Advisor received that were directly attributable to the management of the applicable Funds as discussed in further detail below. Based on its review, the Board was satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable in light of the nature, extent and quality of services provided.

With respect to the Sub-Advisor, the Independent Trustees reviewed information reflecting the financial condition of the Sub-Advisor. Although profitability on a per-account level was not available, the Trustees reviewed the Sub-Advisor’s audited financial statements for the years ended December 31, 2024 and 2023. Based on its review, including the Sub-Advisor’s fee schedule and the fact that the sub-advisory fee was established through arm’s-length negotiations, the Board concluded that the Sub-Advisor’s profitability from its relationship with the U.S. Treasury Fund was not unreasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

In evaluating the reasonableness of the advisory fees, the Board discussed information regarding the potential for any economies of scale in the provision of services by the Advisor and Sub-Advisor as Fund assets increase and

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whether those economies were appropriately shared with the Funds. The Board considered the assets under management of each class of each Fund for the fiscal years ended September 30, 2024 and September 30, 2025 and considered that certain expenses may not decline if assets rise. The Board considered the difficulty of measuring economies of scale with any precision, particularly on a Fund-by-Fund basis. The Board considered that although the advisory agreements do not have breakpoints, there are several methods to share the benefits of economies of scale, including the expense limitation agreements applicable to the classes of the Funds. The Independent Trustees considered, among other things, the Funds’ expense ratios, the expense caps for the investor and institutional class (if any) per Fund and the amounts the Advisor reimbursed certain Funds per class for the Funds’ fiscal year 2025. The Board also considered the proposed reduction in the expense caps for both classes of the Frontier Emerging Small Countries Fund and the International Opportunities Fund, the proposed reduction in the expense cap of the institutional class of the Emerging Markets Small Cap Fund and the willingness of the Advisor to extend the expense cap of the investor class of the Emerging Markets Small Cap Fund as well as for the classes of the other Funds for an additional year until January 31, 2027.

The Board further considered the Advisor’s representation that it does not expect its expenses related to providing advisory services to materially change over the next 12 months. In addition, the Board considered the Advisor’s position that many Funds have capacity constraints, particularly those Funds investing primarily in small- and micro-cap companies. The Board considered that as a result of these capacity constraints, the Advisor periodically had closed Funds to certain new investments which limited its revenue potential but helped maintain such Fund’s assets at a level the Advisor believed it can effectively manage to preserve the integrity of the investment strategy for the benefit of existing shareholders. The Board further considered the Advisor’s statement that Funds with larger capacities were not of an asset size to benefit from breakpoints in the fee schedule.

Considering the factors above, the Independent Trustees concluded that any economies of scale that exist were adequately reflected in the Advisor’s fee structure at current asset levels.

E. Indirect Benefits

The Independent Trustees received and considered information regarding indirect benefits the Advisor and Sub-Advisor may receive as a result of their relationship with the respective Fund(s). In this regard, with the exception of the U.S. Treasury Fund, the Independent Trustees considered that the Advisor received benefits from soft dollar arrangements whereby the Advisor used a portion of the brokerage commissions paid by the Funds to acquire research that may be used in its management of the portfolios of the Funds and other clients. The Board considered that the Advisor’s profitability would be lower if it paid for such research with its own revenues. With respect to the Sub-Advisor, the Independent Trustees considered that the Sub-Advisor had not participated in soft dollar arrangements with respect to the U.S. Treasury Fund’s portfolio transactions. The Independent Trustees took these indirect benefits into account when assessing the level of advisory fees paid to the Advisor and sub-advisory fee to the Sub-Advisor and concluded that the indirect benefits received were reasonable in light of the services provided.

F. Annual Approval of Advisory Agreements

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Investment Management Agreement on behalf of each Fund and the Sub-Advisory Agreement on behalf of the U.S. Treasury Fund was in the best interests of each respective Fund and its shareholders and approved the continuation of each such agreement.

II. Board Considerations for the approval of the Advisory Agreement of the Wasatch Global Small Cap Value Fund and the Wasatch International Small Cap Value Fund

At a meeting held on May 20–21, 2025 (the “Meeting”), the Board of the Trust (the “Board”) unanimously approved the Advisory and Service Contract (the “New Fund Advisory Agreement”) between Wasatch Advisors, doing business as Wasatch Global Investors (the “Advisor”) and the Trust on behalf of the Wasatch Global Small Cap Value Fund and the International Small Cap Value Fund, new series of the Trust (the “New Funds”). As the Board is comprised of all disinterested Trustees (the “Independent Trustees”), the references to Board and/or Independent Trustees shall mean all the Independent Trustees.

In connection with the evaluation of the New Fund Advisory Agreement, the Independent Trustees, through independent counsel, requested and received materials and other information in adequate time for a careful review in advance of the Meeting. The materials covered, among other things:

•	The terms and conditions of the New Fund Advisory Agreement, including the nature, extent and quality of services expected to be provided to each New Fund by the Advisor;
•	The organization of the Advisor, including the experience of persons who will manage the New Funds;
•	Certain performance-related information (as described below);

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•	The proposed management fee of the Advisor, including comparisons of such fees with the management fees of comparable, unaffiliated funds provided by Broadridge;
•	The projected expenses of the New Funds, including comparisons of the Funds’ expected expense ratios with the expense ratios of comparable, unaffiliated funds compiled by Broadridge;
•	The profitability of the Advisor for advisory services; and
•	The soft dollar practices of the Advisor.

At the Meeting, the Advisor made presentations to and responded to questions from the Board. On the prior day, the Independent Trustees and their legal counsel met privately in an executive session to, among other things, review the New Funds, including their proposed advisory fees and expenses, as well as the Independent Trustees’ fiduciary duties in reviewing advisory agreements. The Independent Trustees were advised by independent legal counsel throughout the review and also received a memorandum outlining their fiduciary duties and legal standards in reviewing advisory agreements. The information prepared specifically for the review of the New Fund Advisory Agreement for the New Funds supplemented the information provided to the Board and its committees at prior meetings over time. In their review, the Trustees employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Trustees of the other existing Wasatch funds. The performance, fee and expense data and other information provided by the Advisor, Broadridge or other service providers were not independently verified by the Trustees.

After the discussions and with the background and knowledge described above, the Independent Trustees considered the approval of the New Fund Advisory Agreement on behalf of each New Fund. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive considerations of all the information (written or oral) provided to the Board. Each Trustee may have attributed different levels of importance to the various factors and information considered in connection with the review process. A summary of the principal factors and information, but not all the factors, the Board considered in reaching its conclusions with respect to the New Fund Advisory Agreement is set forth below.

A. Nature, Extent and Quality of Services

The Independent Trustees received and considered information regarding the nature, extent, and quality of services to be provided by the Advisor, including portfolio management services and administrative services, to the New Funds. Given that the Advisor already serves as advisor to other Wasatch funds overseen by the Independent Trustees, the Board is familiar with and has a good understanding of the organization, operation, personnel and services of the Advisor.

At the Meeting and/or at prior meetings, the Independent Trustees reviewed materials outlining, among other things, the Advisor’s organization and business; the types of services that the Advisor provides to the Wasatch funds and are expected to provide to the New Funds; the experience and tenure of the portfolio managers for the New Funds; and the Advisor’s investment philosophy and process for the New Funds.

The Board considered that the Advisor and its research teams are responsible for providing portfolio management for the New Funds, including conducting research, identifying investments and placing orders for the purchase and sale of the portfolio investments for the New Funds. In addition to portfolio management services, the Independent Trustees recognized that each New Fund, as a registered investment company, will operate in a highly regulated industry and as such, the Advisor shall provide a comprehensive set of administrative and non-advisory services to manage and operate the Fund (in addition to those provided by third parties). The Independent Trustees have further recognized that the scope and complexity of the services required to manage a registered fund, such as the New Funds, have expanded over time as a result of, among other things, regulatory and other developments. In this regard, the services the Advisor is expected to provide shall include, but not be limited to, service provider oversight, Board support and administration, shareholder communications, fund regulatory and compliance services, risk identification and management, tax administration, valuation of portfolio securities and other administration services.

In addition to the services to be provided by the Advisor, the Independent Trustees considered the various costs and entrepreneurial, reputational, operational and regulatory risks the Advisor incurs in launching and managing the New Funds in a highly regulated industry.

Based on their review, the Independent Trustees concluded that, overall, the nature, extent and quality of services expected to be provided to the New Funds under the New Fund Advisory Agreement were satisfactory.

B. Investment Performance

The New Funds have not commenced operations and, therefore, do not have their own performance history. However, the Independent Trustees received certain historical performance information of the proprietary seed accounts managed in a similar style to that proposed for the New Funds. In addition, the Independent Trustees received certain historical performance of another registered fund previously managed by the proposed portfolio managers to the New Funds.

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C. Fees, Expenses and Profitability

As part of its review, the Board considered the proposed advisory fee payable by each New Fund under the New Fund Advisory Agreement for the services provided. In evaluating the proposed management fees and expenses that each class of the New Funds was expected to bear, the Independent Trustees considered, among other things, the New Funds’ proposed advisory fee rate and estimated net expense ratio (after any expense caps and/or fee waivers) for each class in absolute terms and in relation to the fees and expenses of a peer universe of comparable unaffiliated funds as the New Funds and to a more focused subset thereof (the “Peer Group”) provided by Broadridge. The Independent Trustees reviewed, among other things, the proposed advisory fee rate, the estimated net expense ratios of each class of the New Funds (after any expense caps and/or fee waivers), and the expense limitation expected to be provided by the Advisor on behalf of each class of the New Funds. The Board considered that with respect to each class of the proposed International Small Cap Value Fund, the proposed advisory fee rate was above the median of its Peer Group and the estimated net expense ratio of the Investor Class was higher than the Peer Group median, but the estimated net expense ratio of the Institutional Class was below the Peer Group median. The Board also observed that with respect to each class of the proposed Global Small Cap Value Fund, the proposed advisory fee rate was above the median of its Peer Group and the estimated net expense ratio for the Investor Class was above its Peer Group median but the estimated net expense ratio for the Institutional Class was below the Peer Group median. The Board also considered estimated expenses for the New Funds at different proposed asset levels. The Board considered a New Fund’s estimated operating expense ratio as it more directly reflects the shareholder’s total costs in investing in the respective fund.

In addition to the foregoing fee and expense data, at the Meeting and/or prior meetings, the Board has recognized the Advisor’s approach in proposing a management fee level for a respective fund, including, among other things, the potential value of the service (such as the experience of the management team and the fund’s potential to deliver alpha), the competitive marketplace (such as the uniqueness of the fund and the fees of competitor funds) and the economics to the Advisor (such as, the costs to provide advisory services to the particular fund and the existence of any capacity constraints of the fund which may reduce the potential for revenues to the Advisor). In this regard, the Board is aware of the research-intensive approach followed by the Advisor and the related costs incurred by such approach. The Board further considered the Advisor’s expense limitation agreement to limit certain operating expenses of each of the classes of the New Funds to the benefit of shareholders and the rationale for the level of the expense cap. In addition, the Board noted that the Advisor does not currently manage any other funds or separately managed accounts in the same style as the New Funds. At the Meeting and/or prior meetings, however, the Board has reviewed information regarding the fee rates that the Advisor assesses other Wasatch funds as well as for certain other types of clients and the types of services provided to these other clients, including separately managed accounts, model delivery accounts, collective investment trusts, limited partnerships and certain domestic and foreign funds outside the Wasatch family of funds for which the Advisor serves as sub-advisor. The Independent Trustees have recognized that the variation in fee rates between funds and other types of clients is generally due to, among other things, the more extensive services the Advisor provides to the registered funds compared to those provided to other non-fund clients and/or when serving as a sub-advisor to other fund clients as well as the additional risks the Advisor assumes in launching and serving as the primary advisor to a registered investment company, such as entrepreneurial risks, reputational risks, regulatory risks and operational risks. The Board also has considered that differences in the regulatory requirements as well as investment parameters and strategies between the investment companies and the clients contribute to differences in the services and the fee rates assessed among the clients.

Based on their review, the Independent Board Members determined that the New Funds’ management fees to the Advisor were reasonable in light of the nature, extent and quality of services to be provided to the New Funds.

D. Profitability

In conjunction with its review of fees at the Meeting and/or at prior meetings, the Independent Trustees have considered the profitability of the Advisor for its advisory activities to the Wasatch funds. The Independent Trustees had reviewed the audited financial statements of the Advisor, a wholly owned subsidiary of Wasatch Advisors Holdings, LP, for the years ended December 31, 2023 and December 31, 2022 as well as previously reviewed certain profitability information for the Advisor from its relationship with the other existing Wasatch funds for the calendar years ended 2021, 2022 and 2023 (or such shorter periods for Wasatch funds that were not in existence during such periods). The Board also had received and reviewed, among other things, the Advisor’s revenues, expenses (pre-distribution expenses) and profit margin (pre-tax and pre- and post-distribution expenses paid by the Advisor out of its own resources) for the calendar year ended December 31, 2023 for services to the existing Wasatch funds. In considering profitability, the Independent Trustees have recognized the difficulty and subjective nature of determining profitability, particularly on a per

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Supplemental Information (continued)

fund level, as the profitability calculation may be affected by numerous factors, including the allocation of expenses and other reasonable and valid allocation methodologies could be employed and lead to significantly different profit and loss results. In addition to considering the Advisor’s profitability, the Trustees have also reviewed at the Meeting or prior meetings the Advisor’s relative profitability compared to publicly available information concerning unaffiliated publicly traded investment managers. However, the Independent Trustees recognized the difficulties in comparing the profitability of various advisors given that, among other things, many of these managers are much larger than the Advisor, have different lines of business, may employ different expense allocations and charges, the profitability derived from individual funds or product lines is not generally publicly available and the profitability information of managers that is available may not be representative of the industry. The Independent Trustees also noted that the Advisor is privately held and is taxed as a Subchapter S corporation, thus certain expenses had to be attributed and/or estimated. With respect to the New Funds, the Independent Trustees considered the cost of launching the New Funds and as a result of its small asset base in early years, the Advisor anticipated reimbursing the New Funds for costs incurred in excess of the proposed expense cap. Based on their review, the Trustees were satisfied that the Advisor’s level of profitability was not unreasonable in light of the services to be provided.

E. Economies of Scale

The Independent Trustees considered whether the New Funds could be expected to benefit from any economies of scale. In their review, the Independent Trustees recognized that economies of scale are difficult to assess or quantify, particularly on a fund-by-fund basis. The Independent Trustees considered that economies of scale generally occur as assets grow. In their review, the Independent Trustees considered that, similar to other Wasatch funds, the proposed advisory fee schedule for the New Funds did not contain breakpoints that reduce the fee rate on assets above specified levels which is one method for sharing economies of scale. However, the Trustees considered that the New Funds have not commenced operations and will have a small asset base in the beginning and as a result, the Advisor anticipates reimbursing the New Funds in excess of their expense caps until the New Funds have gained sufficient assets to be self-sustaining. Considering the above, among other things, the Independent Trustees concluded that the implementation of breakpoints in the New Funds’ advisory fee schedule is not warranted at this time and that the economies that may exist as assets under management increase are adequately reflected in the Advisor’s fee structure.

F. Indirect Benefits

In evaluating fees, the Independent Trustees also considered any indirect benefits or profits the Advisor, or its affiliates, may receive as a result of their relationship with the New Funds. In this regard, the Independent Trustees recognized that the Advisor may receive benefits from soft dollar arrangements whereby the Advisor may use a portion of the brokerage commissions paid by the New Funds to acquire research that may be useful to the Advisor in managing the New Funds and other clients. The Independent Trustees have reviewed at the Meeting and/or prior meetings information concerning the Advisor’s soft dollar arrangements, including its policies for allocating brokerage in exchange for brokerage and research services. In light of their experience, the Independent Trustees are familiar with the Advisor’s soft dollar arrangements and recognize that the Advisor’s profitability may be lower if the Advisor was required to pay for this research with its own revenues. Based on its review, the Board concluded that any indirect benefits to be received by the Advisor as a result of its relationship with the New Funds were reasonable in light of the services provided.

G. Conclusion

The Independent Trustees did not identify any single factor discussed previously as all-important or controlling. The Independent Trustees concluded that the terms of the New Fund Advisory Agreement were fair and reasonable, that the Advisor’s fees are reasonable in light of the services expected to be provided to the New Funds, and that the New Fund Advisory Agreement should be approved.

Wasatch Funds	MARCH 31, 2026

Service Providers

Investment Advisor

Wasatch Advisors LP d/b/a Wasatch Global Investors

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

Sub-Advisor for the Wasatch-Hoisington

U.S. Treasury Fund

Hoisington Investment Management Co. (HIMCo)

6836 Bee Caves Road

Building 2, Suite 100

Austin, TX 78746

Administrator and Fund Accountant

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Transfer Agent

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Legal Counsel to Wasatch Funds and

Independent Trustees

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

Contact Wasatch

ONLINE

wasatchglobal.com

or via email

shareholderservice@wasatchfunds.com

TELEPHONE

800.551.1700

M – F, 7:00 a.m. to 7:00 p.m. Central Time

Automated Line, 24 Hours

MAIL

Regular Mail Delivery

Wasatch Funds

P.O. Box 2172

Milwaukee, WI 53201-2172

Overnight Delivery

Wasatch Funds

235 West Galena Street

Milwaukee, WI 53212

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not required.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Michael K. Yeates Michael K. Yeates President (principal executive officer) of Wasatch Funds Trust

Date:	June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael K. Yeates Michael K. Yeates President (principal executive officer) of Wasatch Funds Trust

Date:	June 3, 2026

By:	/s/ Kara Becker Kara Becker Treasurer (principal financial officer) of Wasatch Funds Trust

Date:	June 3, 2026